  As Filed With the Securities and Exchange Commission on April 30, 2001

                                                       Registration No. 33-12470

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               ----------------

                      Post-Effective Amendment No. 23

                                    Form S-6

                               ----------------

              For Registration Under the Securities Act of 1933 of Securities of Unit Investment Trusts Registered on Form N-8B-2

                     GE Life & Annuity Separate Account III

                           (Exact Name of Registrant)

                               ----------------

                     GE Life and Annuity Assurance Company

                              (Name of Depositor)

                               ----------------

                             6610 West Broad Street
                            Richmond, Virginia 23230
                    (Address of Principal Executive Office)

                                Donita King

           Senior Vice President, General Counsel and Secretary
                     GE Life and Annuity Assurance Company
                              6610 W. Broad Street
                               Richmond, VA 23230
                (Name and complete address of agent for service)

                               ----------------

                                    Copy to:
                            Stephen E. Roth, Esquire
                        Sutherland LLP Asbill & Brennan
                           1275 Pennsylvania Ave., NW
                          Washington, D.C. 20004-2415

                               ----------------

It is proposed that this filing will become effective:

[_] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on May 1, 2001 pursuant to paragraph (b) of Rule 485
[_] 60 days after filing pursuant to paragraph (a) of Rule 485
[_] on     pursuant to paragraph (a) of Rule 485

Title of Securities Being Registered: Interest in a separate account under
                           Flexible Premium Variable Life Insurance

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

                     GE Life & Annuity Separate Account III
                               Prospectus For The
                Flexible Premium Variable Life Insurance Policy
                             Policy Form P1097 1/87

                                   issued by:
                     GE Life and Annuity Assurance Company
                             6610 West Broad Street
                            Richmond, Virginia 23230

--------------------------------------------------------------------------------

This prospectus describes an individual flexible premium variable life insurance policy offered by GE Life and Annuity Assurance Company ("we," "us," "our," or the "Company"). The Policy provides life insurance protection and premium flexibility.

We provide a death benefit under the Policy. The amount of this benefit will equal the greater of (1) the Specified Amount, or (2) the Cash Value multiplied by the applicable corridor percentage. We guarantee that your death benefit will at least equal the Specified Amount so long as your Policy is in force.

Investments (premium payments) may accumulate Cash Value on a variable or fixed basis, or both. If you choose our variable option, we will invest your premium payments in Investment Subdivisions of Separate Account III. Each Investment Subdivision exclusively invests in the shares of a portfolio of a Fund. We list the Funds, and their currently available portfolios, below.

The Alger American Fund:
  Alger American Growth Portfolio, Alger American Small Capitalization
  Portfolio

Federated Insurance Series:
  Federated American Leaders Fund II, Federated High Income Bond Fund II, Federated Utility Fund II

Fidelity Variable Insurance Products Fund (VIP):
  VIP Equity-Income Portfolio, VIP Growth Portfolio, VIP Overseas Portfolio

Fidelity Variable Insurance Products Fund II (VIP II):
  VIP II Asset Manager Portfolio, VIP II Contrafund(R) Portfolio

Fidelity Variable Insurance Products Fund III (VIP III):
  VIP III Growth & Income Portfolio, VIP III Growth Opportunities Portfolio

GE Investments Funds, Inc.:

  Global Income Fund, Income Fund, International Equity Fund, Mid-Cap Value Equity Fund, Money Market Fund, Premier Growth Equity Fund, Real Estate Securities Fund, S&P 500(R) Index Fund, Total Return Fund, U.S. Equity Fund.

Goldman Sachs Variable Insurance Trust (VIT):

  Goldman Sachs Growth and Income Fund, Goldman Sachs Mid Cap Value Fund

Janus Aspen Series:
  Aggressive Growth Portfolio, Balanced Portfolio, Capital Appreciation Portfolio, Flexible Income Portfolio, Global Life Sciences Portfolio, Global Technology Portfolio, Growth Portfolio, International Growth Portfolio, Worldwide Growth Portfolio

Oppenheimer Variable Account Funds:
  Oppenheimer Aggressive Growth Fund/VA, Oppenheimer Bond Fund/VA, Oppenheimer Capital Appreciation Fund/VA, Oppenheimer High Income Fund/VA, Oppenheimer Multiple Strategies Fund/VA

PBHG Insurance Series Fund, Inc.:
  PBHG Growth II Portfolio, PBHG Large Cap Growth Portfolio

Salomon Brothers Variable Series Funds Inc:
  Salomon Investors Fund, Salomon Strategic Bond Fund, Salomon Total Return
  Fund

  Not all of these portfolios may be available in all states or in all markets.

You bear the investment risk if you allocate your premium payments to Separate Account III.

If you choose our fixed option, your premium payments will grow at the rate of at least 4%. We take the investment risk of premium payments allocated to the Guarantee Account.

Your Policy provides for a Surrender Value. Your Surrender Value will depend upon your Cash Value.

You may cancel your Policy during the free-look period. Please note that replacing your existing insurance coverage with the Policy might not be to your advantage.

The Securities and Exchange Commission has not approved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Neither the U.S. Government nor any governmental agency insures or guarantees your investment in the Policy.

This prospectus contains information about Separate Account III that you should know before investing. Please read this prospectus carefully before investing and keep it for future reference.

The date of this prospectus is May 1, 2001.

Table of Contents

Definitions.................................................................   1

Policy Summary..............................................................   3

Portfolio Annual Expense Table..............................................   7
 Portfolio Annual Expenses..................................................   7
 Other Policies.............................................................   9

Risk Summary................................................................  10

GE Life and Annuity Assurance Company.......................................  12
 State Regulation...........................................................  12

Separate Account III........................................................  13
 Changes to Separate Account III............................................  13

The Portfolios..............................................................  15
 Investment Subdivisions....................................................  15
 Your Right to Vote Portfolio Shares........................................  24

The Guarantee Account.......................................................  25

Charges And Deductions......................................................  26
 Charges Attributable to Premium Payments...................................  26
 Mortality and Expense Risk Charge..........................................  27
 Administrative Expense Charge..............................................  27
 Cost of Insurance..........................................................  27
 Surrender Charge...........................................................  28
 Partial Withdrawal Processing Fee..........................................  29
 Transfer Charge............................................................  29
 Other Charges..............................................................  30
 Reduction of Charges for Group Sales.......................................  30

The Policy..................................................................  31
 Applying for a Policy......................................................  31
 Owner......................................................................  31
 Beneficiary................................................................  32
 Changing the Beneficiary...................................................  32
 Canceling a Policy.........................................................  32

Premiums....................................................................  33
 General....................................................................  33
 Initial Premium............................................................  33
 Planned Premium............................................................  33
 Preferred Funding Risk Class...............................................  34
 Tax Free Exchanges (1035 Exchanges)........................................  34
 Additional Premium Payments................................................  34
 Repayment of Outstanding Policy Debt.......................................  35
 Allocating Premiums........................................................  35

How Your Cash Value Varies..................................................  37
 Cash Value.................................................................  37
 Surrender Value............................................................  37
 Investment Subdivision Values..............................................  37
 Unit Values................................................................  37
 Net Investment Factor......................................................  38

Transfers...................................................................  39
 General....................................................................  39
 Dollar-Cost Averaging......................................................  40
 Portfolio Rebalancing......................................................  40
 Transfers by Third Parties.................................................  41

Death Benefits..............................................................  42
 Amount of Death Benefit Payable............................................  42
 Changing the Specified Amount..............................................  42

Surrenders and Partial Withdrawals..........................................  44
 Surrenders.................................................................  44
 Partial Withdrawals........................................................  44
 Effect of Partial Withdrawals on Cash Value and Death Benefit Proceeds.....  44

Loans.......................................................................  45
 General....................................................................  45
 Interest Rate Credited.....................................................  45
 Interest Rate Charged......................................................  45
 Repayment of Policy Debt...................................................  46
 Effect of Policy Loans.....................................................  46

Termination.................................................................  47
 Premium to Prevent Termination.............................................  47
 Your Policy will Remain in Effect During the Grace Period..................  47
 Reinstatement..............................................................  47

Payments And Telephone Transactions.........................................  48
 Requesting Payments........................................................  48
 Telephone Transactions.....................................................  49

Tax Considerations..........................................................  50
 Federal Tax Matters........................................................  50
 Introduction...............................................................  50
 Tax Status of the Policy...................................................  50
 Tax Treatment of Policies -- General.......................................  51
 Tax Treatment of Modified Endowment Contracts..............................  51
 Tax Treatment of Policies That Are Not MECs................................  52
 Other Tax Rules Applicable to the Policies.................................  53
 Income Tax Withholding.....................................................  53

 Tax Status of the Company..................................................  54
 Changes in the Law and Other Considerations................................  54

Other Policy Information....................................................  55
 Exchange Privilege.........................................................  55
 Benefits at Maturity.......................................................  55
 Optional Payment Plans.....................................................  55
 Dividends..................................................................  56
 Incontestability...........................................................  56
 Suicide Exclusion..........................................................  56
 Misstatement of Age or Sex.................................................  57
 Written Notice.............................................................  57
 Trustee....................................................................  57
 Other Changes..............................................................  57
 Reports....................................................................  57
 Change of Owner............................................................  58
 Using the Policy as Collateral.............................................  58
 Reinsurance................................................................  58
 Legal Proceedings..........................................................  58

Additional Information......................................................  59
 Sale of the Policies.......................................................  59
 Legal Matters..............................................................  60
 Experts....................................................................  60
 Actuarial Matters..........................................................  60
 Financial Statements.......................................................  60
 Executive Officers and Directors...........................................  61
 Other Information..........................................................  62

Hypothetical Illustrations..................................................  63

This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made.

Definitions


We have tried to make this Prospectus as understandable as possible. However, in explaining how the Policy works, we have had to use certain terms that have special meanings. We define these terms below.

Age -- The age on the Insured's birthday nearest the Policy Date or a Policy Anniversary.

Attained Age -- The Insured's Age on the Policy Date plus the number of full years since the Policy Date.

Beneficiary -- The person or entity you designate to receive the death benefit payable at the death of the Insured.

Business Day -- For each Investment Subdivision, each day on which the New York Stock Exchange is open for business except for days that the Investment Subdivision's corresponding Fund does not value its shares.

Cash Value -- The total amount under the Policy in each Investment Subdivision, Guarantee Account and the General Account.

Fund -- Any open-end management investment company or unit investment trust in which Separate Account III invests.

GE Life & Annuity -- GE Life and Annuity Assurance Company.

General Account -- Assets of GE Life & Annuity other than those allocated to Separate Account III or any of our other separate accounts.

Guarantee Account -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. This account is not part of and does not depend on the investment performance of Separate Account III.

Home Office -- Our offices at 6610 West Broad Street, Richmond, Virginia 23230, 1-804-281-6000. The term "we" may be used throughout this prospectus in connection with calculations of Account Value (Cash Value); in these instances, the term "we" has the same meaning as Home Office.

Initial Investment Period -- The period that commences on the date that coverage begins under the Policy and ends on the date of receipt at the Home Office of the Policy Delivery and Acceptance Letter, signed and dated by the Owner, indicating that the Owner received and accepted the Policy, or if the Policy is not accepted, when amounts due are refunded, whichever is applicable.

Insured -- The person upon whose life we issue the Policy.

Investment Subdivision -- A subdivision of Separate Account III, the assets of which invest exclusively in a corresponding portfolio of a Fund. Not all Investment Subdivisions may be available in all states or markets.

Monthly Anniversary Day -- The same day in each month as the Policy Date.

Optional Payment Plan -- A plan under which any part of life insurance proceeds or Surrender Value proceeds can be used to provide a series of periodic payments to you or a Beneficiary.

Owner -- The Owner of the Policy. "You" or "your" refers to the Owner. You may also name Contingent Owners.

Policy -- The Policy with any attached application(s), any riders, and endorsements.

Policy Date -- The date as of which we issue the Policy and the date as of which the Policy becomes effective. We measure Policy years and anniversaries from the Policy Date. The Policy Date is shown on the Policy data pages. If the Policy Date would otherwise fall on the 29th, 30th or 31st of a month, the Policy Date will be the 28th.

Policy Debt -- The amount of outstanding loans plus accrued interest. Policy Debt is deducted from proceeds payable at the Insured's death, or at the time of surrender.

Policy Month -- A one-month period beginning on a Monthly Anniversary Day and ending on the day immediately preceding the next Monthly Anniversary Day.

Proceeds -- The amount payable upon surrender of the Policy or the death of the Insured. We will reduce your Proceeds by outstanding Policy Debt and any due and unpaid monthly deductions to determine the death benefit payable under the Policy.

Separate Account III -- GE Life & Annuity Separate Account III, the segregated asset account of GE Life & Annuity to which you allocate premiums.

Specified Amount -- An amount we use in determining the insurance coverage on an Insured's life.

Surrender Value -- The amount we pay you when you surrender the Policy. It is equal to Cash Value less Policy Debt and less any applicable surrender charge.

Unit Value -- A unit of measure we use to calculate the Cash Value for each Investment Subdivision.

Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange on any Business Day and continues to the end of the next Business Day.

Policy Summary(/1/)



PREMIUMS

 . You select a premium payment plan. Your initial premium and the amount of any planned premium will be shown in your Policy's data pages. The minimum first year planned premium is $5,000. See Premiums.

 . Premium amounts depend on the Insured's Age, sex (where applicable), risk class, and Specified Amount selected. See Premiums.

 .  You may make additional premium payments, within limits. See Premiums.

 . Under certain circumstances, you may have to pay extra premiums to prevent termination. See Premium to Prevent Termination.

ALLOCATION OF PREMIUMS

 . You allocate your premiums among up to ten of the Investment Subdivisions of Separate Account III at any given time. You may also allocate premiums to the Guarantee Account. Allocations to the Guarantee Account count as one of the ten allocations we permit under the Policy. Until (1) the date we approve the application, 2) the date we receive all necessary forms (including any subsequent amendments to your application), and 3) the date we receive the entire initial premium, we will place any premiums you pay in a non-interest bearing account. We will then allocate any portion of your initial premium designated for the Guarantee Account to the Guarantee
   Account and any portion of your initial premium designated for the Investment Subdivisions to the Investment Subdivision investing in the Money Market Fund of the GE Investments Funds (the "Money Market Investment Subdivision") during the Initial Investment Period. At the end of the Initial Investment Period, we will transfer this amount to the Investment Subdivisions you designated in your application. See Allocating Premiums for rules and limits.


 (/1/)If we issued your Policy before November 14, 1995, please see Appendix A for a description of certain features of your Policy.

 . The Investment Subdivisions invest in corresponding portfolios of the following Funds:


                            Goldman Sachs Variable Insurance Trust (VIT)
 The Alger American Fund      Goldman Sachs Growth and
  Alger American Growth        Income Fund
      Portfolio               Goldman Sachs Mid Cap
  Alger American Small         Value Fund
      Capitalization        Janus Aspen Series
      Portfolio               Aggressive Growth
 Federated Insurance           Portfolio
 Series                       Balanced Portfolio
  Federated American          Capital Appreciation
      Leaders Fund II          Portfolio
  Federated High Income       Flexible Income
      Bond Fund II             Portfolio
  Federated Utility Fund II   Global Life Sciences
 Fidelity Variable             Portfolio
 Insurance Products Fund      Global Technology
  VIP Equity-Income            Portfolio
      Portfolio               Growth Portfolio
  VIP Growth Portfolio        International Growth
  VIP Overseas Portfolio       Portfolio
 Fidelity Variable            Worldwide Growth
 Insurance Products Fund       Portfolio
 II                         Oppenheimer Variable Account Funds
  VIP II Asset Manager        Oppenheimer Aggressive
      Portfolio                Growth Fund/VA
  VIP II Contrafund(R)        Oppenheimer Bond Fund/VA
      Portfolio               Oppenheimer Capital
 Fidelity Variable             Appreciation Fund/VA
 Insurance Products Fund      Oppenheimer High Income
 III                           Fund/VA
  VIP III Growth & Income     Oppenheimer Multiple
      Portfolio                Strategies Fund/VA
  VIP III Growth            PBHG Insurance Series Fund, Inc.
      Opportunities           PBHG Growth II Portfolio
      Portfolio               PBHG Large Cap Growth
 GE Investments Funds,         Portfolio
 Inc.                       Salomon Brothers Variable Series Funds Inc
  Global Income Fund          Salomon Investors Fund
  Income Fund                 Salomon Strategic Bond
  International Equity Fund    Fund
  Mid-Cap Value Equity Fund   Salomon Total Return
  Money Market Fund            Fund
  Premier Growth Equity
      Fund

                            See Investment Subdivisions
  Real Estate Securities
      Fund
  S&P 500(R) Index Fund
  Total Return Fund
  U.S. Equity Fund

 Not all of these portfolios may be available in all states or in all markets.

DEDUCTIONS FROM ASSETS

 . Each Fund deducts management fees and other expenses from its assets. For the year ended December 31, 2000, the minimum total annual expenses (as a percentage of average net assets) was .32%, and the maximum total annual expenses (as a percentage of average net assets) was 1.20%. See Portfolio Annual Expenses.

 . We deduct a daily mortality and expense risk charge at a current effective annual rate of .90% from assets in the Investment Subdivisions.

 . We deduct a daily administrative expense charge at a current effective annual rate of .40% from your assets in the Investment Subdivisions and the Guarantee Account.

 . We make a monthly deduction from your Cash Value for 1) the cost of insurance; 2) the premium tax charge (deducted monthly during the first ten policy years following each premium payment at a rate equivalent to an annual rate of .20% of that portion of the Policy's Cash Value in Separate Account III attributable to each premium payment); and 3) the distribution expense charge (deducted monthly during the first ten years following each premium payment at a rate equivalent to an annual rate of .30% of that portion of the Policy's Cash Value in Separate Account III attributable to each premium payment).

CASH VALUE

 . Cash Value equals the total amount in each Investment Subdivision and the General Account.

 . Cash Value serves as the starting point for calculating certain values under a Policy, such as your Proceeds. Cash Value varies from day to day to reflect investment experience of the Investment Subdivisions, charges deducted and other Policy transactions (such as Policy loans, transfers, and partial withdrawals). See How Your Cash Value Varies.

 . You can transfer Cash Value among the Investment Subdivisions and the Guarantee Account (subject to certain restrictions). A $10 transfer charge applies to each transfer made after the first transfer in a calendar month. See Transfers for rules and limits. Policy loans reduce the amount available for allocations and transfers.

 . There is no minimum guaranteed Cash Value. Your Policy will terminate if the Surrender Value is too low to cover the monthly deduction (i.e., the premium tax and distribution expense charges, if applicable, and the cost of insurance charge) and the grace period expires without a sufficient payment. See Premium to Prevent Termination.

 .  For information concerning compensation paid for sale of the Policies, see
   Sale of Policies.

CASH BENEFITS

 .  You may take a Policy loan for up to 90% of the difference between Cash
   Value and any Surrender Charges, minus any Policy Debt. See Loans.

 . In each Policy year after the first (but before the maturity date), you may make one partial withdrawal from your Policy. The maximum amount you may withdraw is that amount of Cash Value which exceeds the sum of the premiums paid and outstanding Policy Debt. A processing fee equal to the lesser of $25 or 2% of the amount of the partial withdrawal will apply to each partial withdrawal, but no surrender charge will apply. See Partial Withdrawal.

 . While the Insured is alive, you can surrender your Policy at any time for its Surrender Value (Cash Value minus Policy Debt and minus any applicable surrender charge). A surrender charge will apply within nine years of any premium payment. See Surrenders and Surrender Charge.

 .  You may choose from a variety of payment options. See Requesting Payments.

DEATH BENEFITS

 . We offer a death benefit. The amount of the benefit is the greater of Specified Amount or the Cash Value multiplied by the applicable corridor percentage. See Amount of Death Benefit Payable.

 . A death benefit is payable as a lump sum or under a variety of payment options. (See Requesting Payments and Optional Payment Plans).

 . You may change the Specified Amount. See Changing the Specified Amount for rules and limits.

 . During the grace period, your Policy will remain in effect subject to certain provisions. See Your Policy Will Remain in Effect During the Grace Period.

Portfolio Annual Expense Table

PORTFOLIO ANNUAL EXPENSES

This table describes the portfolio fees and expenses. These fees and expenses are shown as a percentage of net assets for the year ended December 31, 2000. The prospectus for each Fund contains more detail concerning a portfolio's fees and expenses.

Annual expenses of the portfolios of the Funds for the year ended December 31, 2000 (as a percentage of each portfolio's average net assets):

                                                                                                  Total Annual
                                                   Management Fees                    Other      Expenses (after
                                                       (after            Service Expenses (after fee waivers and
                                                     fee waivers   12b-1  Share  reimbursements  reimbursements
Portfolios                                         as applicable)  Fees   Fees   as applicable)  as applicable)
----------------------------------------------------------------------------------------------------------------
The Alger American Fund
 Alger American Growth Portfolio                         .75%       -- %   -- %        .04%            .79%
 Alger American Small Capitalization Portfolio           .85        --     --          .05             .90
Federated Insurance Series/1/
 Federated American Leaders Fund II                      .75        --     --          .12             .87
 Federated High Income Bond Fund II                      .60        --     --          .16             .76
 Federated Utility Fund II                               .75        --     --          .16             .91
Fidelity Variable Insurance Products Fund*/2/
 VIP Equity-Income Portfolio                             .48        --     --          .08             .56
 VIP Growth Portfolio                                    .57        --     --          .08             .65
 VIP Overseas Portfolio                                  .72        --     --          .17             .89
Fidelity Variable Insurance Products Fund II*/3/
 VIP II Asset Manager Portfolio                          .53        --     --          .08             .61
 VIP II Contrafund Portfolio                             .57        --     --          .09             .66
Fidelity Variable Insurance Products Fund III*/4/
 VIP III Growth & Income Portfolio                       .48        --     --          .10             .58
 VIP III Growth Opportunities Portfolio                  .58        --     --          .10             .68
GE Investments Funds, Inc./5/
 Global Income Fund                                      .60        --     --          .12             .72
 Income Fund                                             .50        --     --          .06             .56
 International Equity Fund                              1.00        --     --          .06            1.06
 Mid-Cap Value Equity Fund                               .65        --     --          .05             .70
 Money Market Fund                                       .28        --     --          .04             .32
 Premier Growth Equity Fund                              .65        --     --          .02             .67
 Real Estate Securities Fund                             .85        --     --          .07             .92
 S&P 500 Index Fund                                      .35        --     --          .04             .39
 Total Return Fund                                       .50        --     --          .04             .54
 U.S. Equity Fund                                        .55        --     --          .04             .59
Goldman Sachs Variable Insurance Trust/6/
 Goldman Sachs Growth and Income Fund                    .75        --     --          .25            1.00
 Goldman Sachs Mid Cap Value Fund                        .80        --     --          .25            1.05
Janus Aspen Series/7/
 Aggressive Growth Portfolio -- Institutional
  Shares                                                 .65        --     --          .01             .66
 Balanced Portfolio -- Institutional Shares              .65        --     --          .01             .66
 Capital Appreciation Portfolio -- Institutional
  Shares                                                 .65        --     --          .02             .67
 Flexible Income Portfolio -- Institutional
  Shares                                                 .65        --     --          .11             .76
 Global Life Sciences Portfolio -- Service Shares        .65        .25    --          .30            1.20

                                                                                              Total Annual
                                                                                             Expenses (after
                                               Management Fees                    Other        fee waivers
                                                   (after            Service Expenses (after       and
                                                 fee waivers   12b-1  Share  reimbursements  reimbursements
Portfolios                                     as applicable)  Fees   Fees   as applicable)  as applicable)
------------------------------------------------------------------------------------------------------------
 Global Technology Portfolio -- Service
  Shares                                             .65        .25    --          .04             .94
 Growth Portfolio -- Institutional Shares            .65        --     --          .02             .67
 International Growth Portfolio --
  Institutional Shares                               .65        --     --          .06             .71
 Worldwide Growth Portfolio -- Institutional
  Shares                                             .65        --     --          .04             .69
Oppenheimer Variable Account Funds
 Oppenheimer Aggressive Growth Fund/VA               .62        --     --          .02             .64
 Oppenheimer Bond Fund/VA                            .72        --     --          .04             .76
 Oppenheimer Capital Appreciation Fund/VA            .64        --     --          .03             .67
 Oppenheimer High Income Fund/VA                     .74        --     --          .05             .79
 Oppenheimer Multiple Strategies Fund/VA             .72        --     --          .04             .76
PBHG Insurance Series Fund, Inc.
 PBHG Growth II Portfolio                            .85        --     --          .20            1.05
 PBHG Large Cap Growth Portfolio                     .75        --     --          .31            1.06
Salomon Brothers Variable Series Funds Inc/8/
 Salomon Investors Fund                              .70        --     --          .21             .91
 Salomon Strategic Bond Fund                         .36        --     --          .64            1.00
 Salomon Total Return Fund                           .46        --     --          .54            1.00
------------------------------------------------------------------------------------------------------------

 *  The fees and expenses reported for the Variable Insurance Products Fund
    (VIP), Variable Insurance Products Fund II (VIP II) and Variable Insurance Products Fund III (VIP III) are prior to any fee waiver and/or reimbursement is applicable.

 /1/Federated has adopted a shareholder services fee arrangement which allows for the payments or accrual of shareholder service fees of up to .25%. The Fund elected not to accrue or pay a shareholder services fee for the year ending December 31, 2000. The Fund has no present intention of paying or accruing a shareholder services fee during the fiscal year ending December 31, 2001.

 /2/Actual annual operating expenses were lower because a portion of the brokerage commissions that the Fund paid was used to reduce Fund expenses. In addition, the Fund, or FMR on behalf of the Fund, has entered into arrangements with the custodian whereby credits realized as a result of uninvested cash balances were used to reduce custodian expenses. After taking these arrangements into account, the total annual expenses of the VIP Equity-Income Portfolio during 2000 would have been .55%; the total annual expenses of the VIP Overseas Portfolio would have been .87%; the total annual expenses of the VIP Growth would have been .64%. See the accompanying fund prospectus for details.

 /3/Actual annual operating expenses were lower because a portion of the brokerage commissions that the Fund paid was used to reduce Fund expenses. In addition, the Fund, or FMR on behalf of the Fund, has entered into arrangements with the custodian whereby credits realized as a result of uninvested cash balances were used to reduce custodian expenses. After taking these arrangements into account, the total annual expenses of the VIP II Contrafund Portfolio during 2000 would have been .63%. See the accompanying fund prospectus for details.

 /4/Actual annual operating expenses were lower because a portion of the brokerage commissions that the Fund paid was used to reduce Fund expenses. In addition, the Fund, or FMR on behalf of the Fund, has entered into arrangements with the custodian whereby credits realized as a result of uninvested cash balances were used to reduce custodian expenses. After taking these arrangements into account, the total annual expenses of the VIP III Growth & Income Portfolio during 2000 would have been .57%; the total annual expenses of the VIP III Growth Opportunities Portfolio would have been .66%. See the accompanying fund prospectus for details.

 /5/GE Asset Management Incorporated ("GEAM") has voluntarily agreed to waive a portion of its management fee for the Money Market Fund. Absent this waiver, the total annual expenses of the Fund would have been .45% consisting of .41% in management fees and .04% in other expenses. Also, GEAM voluntarily limited other expenses for the GE Premier Growth Equity Fund from January 1 through April 30, 2000. Absent the waiver the total annual expenses of the Fund would have been 0.68%, consisting of 0.65% in management fees and 0.03% in other expenses.

 /6/Goldman Sachs Asset Management has voluntarily agreed to reduce or limit certain other expenses (excluding management fees, taxes, interest, brokerage fees, litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.25% of each Fund's respective average daily net assets. The investment advisor may modify or discontinue any of the limitations. Absent reimbursements, the total annual expenses of the Growth and Income Fund would have been 1.22%, consisting of .75% management fees and .47% other expenses; the total annual expenses of the Mid Cap Value Fund would have been 1.22%, consisting of .80% management fees and .42% other expenses.

 /7/The 12b-1 fee deducted for the Janus Aspen Series (Service Shares) covers certain distribution and shareholder support services provided by the companies selling variable contracts investing in the Janus Aspen Series portfolios. The 12b-1 fee assessed against the shares of the Janus Aspen Series (Service Shares) held for the Policies will be remitted to Capital Brokerage Corporation, the principal underwriter for the Policies.

    Expenses are based upon expenses for the year ended December 31, 2000, restated to reflect a reduction in the management fee for Aggressive Growth, Balanced, Capital Appreciation, Growth, International Growth and Worldwide Growth Portfolios.

 /8/Salomon voluntarily waived certain fees, without these waivers the total annual expenses of the Strategic Bond Fund would have been 1.39%, consisting of .75% management fees and .64% other expenses; the total annual expenses of the Total Return Fund would have been 1.34%, consisting of .80% management fees and .54% other fees.

The expense information regarding the Funds was provided by those Funds. We have not independently verified this information. We cannot guarantee that the reimbursements and fee waivers provided by certain of the Funds will continue.

OTHER POLICIES

We offer other variable life insurance policies which also invest in the same (or for many of the same) portfolios of the Funds. These policies may have different charges that could affect the value of the Investment Subdivisions and may offer different benefits more suitable to your needs. To obtain more information about these policies, contact your agent, or call (800) 352-9910.

Risk Summary


INVESTMENT RISK

Your Cash Value in Separate Account III is subject to the risk that investment performance will be unfavorable and that your Cash Value will decrease. Because we continue to deduct charges from Cash Value, if investment results are sufficiently unfavorable and/or if the interest rates we credit are too low, the Surrender Value of your Policy may fall to zero. In that case, the Policy will terminate without value and insurance coverage will no longer be in effect, unless you make an additional payment sufficient to prevent a termination during the 61-day grace period. On the other hand, if investment experience is sufficiently favorable and you have kept the Policy in force for a substantial time, you may be able to draw upon Cash Value, through partial withdrawals and Policy loans.

RISK OF LAPSE

If the Surrender Value of your Policy is too low to pay the monthly deductions when due, the Policy will be in default and a grace period will begin. There is a risk that if partial withdrawals, policy loans, and monthly deductions reduce your Surrender Value to too low an amount and/or if the investment experience of your selected Investment Subdivisions is unfavorable, then your Policy could lapse. In that case, you will have a 61-day grace period to make a sufficient payment. If you do not make a sufficient payment before the grace period ends, your Policy will terminate without value, insurance coverage will no longer be in effect, and you will receive no benefits. After termination, you may reinstate your Policy within three years subject to certain conditions.

TAX RISKS

We intend for the Policy to satisfy the definition of a "life insurance contract" under section 7702 of the Internal Revenue Code of 1986, as amended (the "Code"). In general, earnings under the Policy will not be taxed until a distribution is made from the Policy. In addition, death benefits generally will be excludable from income. In the case of a Policy that is considered a "modified endowment contract," special rules apply and a 10% penalty tax may be imposed on distributions, including loans. See Tax Treatment of Modified Endowment Contracts. You should consult a qualified tax advisor in all tax matters involving your Policy.

LIMITS ON PARTIAL WITHDRAWALS

You may make one partial withdrawal each Policy Year after the first Policy Year (but before the maturity date).

You may withdraw an amount up to the amount of Cash Value which exceeds the sum of premiums paid and outstanding Policy Debt. We will assess a processing fee on the withdrawal.

A partial withdrawal will reduce your Cash Value and death benefit Proceeds by the amount of the partial withdrawal. Federal income taxes and a penalty tax may apply to partial withdrawals.

EFFECTS OF POLICY LOANS

A Policy loan, whether or not repaid, will affect Cash Value over time because we transfer the amount of the loan from the Investment Subdivisions and/or the Guarantee Account to the General Account and hold it as collateral. We then credit a fixed interest rate to the loan collateral. As a result, the loan collateral does not participate in the investment results of the Investment Subdivisions and does not participate in the interest credited to the Guarantee Account. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the investment results of the Investment Subdivisions and the extent, if any, of the difference in the interest rates credited to the Guarantee Account and the General Account, the effect could be favorable or unfavorable.

A Policy loan also reduces the death benefit Proceeds. A Policy loan could make it more likely that a Policy would terminate. There is a risk if the loan reduces your Surrender Value to too low an amount and investment experience is unfavorable, that the Policy will lapse, resulting in adverse tax consequences. You must submit a sufficient payment during the grace period to avoid the Policy's termination without value and the end of insurance coverage.

COMPARISON WITH OTHER INSURANCE POLICIES

The Policy is similar in many ways to universal life insurance. As with universal life insurance:

 .  the Owner pays premiums for insurance coverage on the Insured;

 . the Policy provides for the accumulation of Surrender Value that is payable if the Owner surrenders the Policy during the Insured's lifetime;

 .  and the Surrender Value may be substantially lower than the premiums paid.

However, the Policy differs from universal life insurance in that it permits you to place your premium in the Investment Subdivisions. The amount and duration of life insurance protection and of the Policy's Cash Value will vary with the investment performance of the Investment Subdivisions you select. You bear the investment risk with respect to the amounts allocated to the Investment Subdivisions.

The Surrender Value of your Policy may decrease if the investment performance of the Investment Subdivisions to which you allocate Cash Value is sufficiently adverse. If the Surrender Value becomes insufficient to cover charges when due, the Policy will terminate without value after a grace period.

GE Life and Annuity Assurance Company

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. We principally offer life insurance and annuity policies. We may do business in 49 states and the District of Columbia. Our principal offices are at 6610 West Broad Street, Richmond, Virginia 23230.

General Electric Capital Assurance Company ("GE Capital Assurance") owns the majority of our capital stock, and Federal Home Life Insurance Company ("Federal") and Phoenix Home Life Mutual Insurance Company, Inc. own the remainder. GE Capital Assurance and Federal are indirectly owned by GE Financial Assurance Holdings, Inc. which is a wholly owned subsidiary of General Electric Capital Corporation ("GE Capital"). GE Capital, a New York corporation, is a diversified financial services company whose subsidiaries consist of specialty insurance, equipment management, and commercial and consumer financing businesses. GE Capital's indirect parent, General Electric Company, founded more than one hundred years ago by Thomas Edison, is the world's largest manufacturer of jet engines, engineering plastics, medical diagnostic equipment, and large electric power generation equipment.

GNA Corporation, a direct wholly owned subsidiary of GE Financial Assurance Holdings, Inc., directly owns the stock of Capital Brokerage Corporation (the principal underwriter for the Policies and a broker/dealer registered with the U.S. Securities and Exchange Commission).

We are a member of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

STATE REGULATION

We are subject to regulation by the State Corporation Commission of the Commonwealth of Virginia. We file an annual statement with the Virginia Commissioner of Insurance on or before March l of each year covering our operations and reporting on our financial condition as of December 31 of the preceding year. Periodically, the Commissioner of Insurance examines our liabilities and reserves and those of Separate Account III and assesses their adequacy, and a full examination of our operations is conducted by the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia, at least every five years.

We are also subject to the insurance laws and regulation of other states within which we are licensed to operate.

Separate Account III


We established GE Life & Annuity Separate Account III as a separate investment account on February 10, 1987. Separate Account III currently has forty-three Investment Subdivisions available under the Policy. Each Investment Subdivision invests exclusively in shares representing an interest in a separate corresponding portfolio of one of the eleven Funds described below.

The assets of Separate Account III belong to us. However, we may not charge the assets in Separate Account III attributable to the Policies with liabilities arising out of any other business which we may conduct. If Separate Account III's assets exceed the required reserves and other liabilities, we may transfer the excess to our General Account. Income and both realized and unrealized gains or losses from the assets of Separate Account III are credited to or charged against Separate Account III without regard to the income, gains or losses arising out of any other business we may conduct.

Separate Account III is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of Separate Account III by the SEC.

CHANGES TO SEPARATE ACCOUNT III

Separate Account III may include other Investment Subdivisions that are not available under the Policy. We may substitute another investment subdivision or insurance company separate account under the Policy if, in our judgment, investment in an Investment Subdivision should no longer be possible or becomes inappropriate to the purposes of the Policies, or if investment in another investment subdivision or insurance company separate account is in the best interest of Owners. The new Investment Subdivisions may be limited to certain classes of Policies and the new portfolios may have higher fees and charges than the portfolios they replaced. No substitution or elimination may take place without prior notice to Owners and prior approval of the SEC and insurance regulatory authorities, to the extent required by the 1940 Act and applicable law.

We may also, where permitted by law:

 . create new separate accounts;

 . combine separate accounts, including Separate Account III;

 . transfer assets of Separate Account III, which we determine to be associated with the class of Policies to which this Policy belongs, to another separate account;

 . add new Investment Subdivisions to or remove Investment Subdivisions from Separate Account III or combine Investment Subdivisions;

 . make the Investment Subdivisions (including new Investment Subdivisions) available under other policies we issue;

 . add new Funds or remove existing Funds;

 . substitute new Funds for any existing Fund which we determine is no longer appropriate in light of the purposes of the Separate Account;

 . deregister Separate Account III under the 1940 Act in the event such registration is no longer required; and

 . operate Separate Account III under the direction of a committee or in another form.

The Portfolios

You decide the Investment Subdivisions to which you direct premiums. You may change your premium allocation without penalty or charges. There is a separate Investment Subdivision which corresponds to each portfolio of a Fund offered in this Policy.

Each Fund is registered with the Securities and Exchange Commission as an open-end management investment company under the 1940 Act. The assets of each portfolio are separate from other portfolios of a Fund and each portfolio has separate investment objectives and policies. As a result, each portfolio operates as a separate portfolio and the investment performance of one portfolio has no effect on the investment performance of any other portfolio.

Before choosing an Investment Subdivision to allocate your premiums and Cash Value, carefully read the prospectus for each Fund, along with this Prospectus. We summarize the investment objectives of each portfolio below. There is no assurance that any of the portfolios will meet these objectives.

The investment objectives and policies of certain portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

INVESTMENT SUBDIVISIONS

We offer you a choice from among 43 Investment Subdivisions, each of which invests in an underlying portfolio of one of the Funds. You may invest in up to ten Investment Subdivisions at any one time. Allocations to the Guarantee Account count as one of the ten allocations we permit under the Policy.

                                                             Adviser (and Sub-
                                                                Adviser, as
Investment Subdivision          Investment Objective            applicable)
------------------------------------------------------------------------------
THE ALGER AMERICAN FUND

Alger American Growth      Seeks long-term capital          Fred Alger
Portfolio                  appreciation by focusing on      Management, Inc.
                           growing companies that
                           generally have broad product
                           lines, markets, financial
                           resources and depth of
                           management. Under normal
                           circumstances, the portfolio
                           invests primarily in the
                           equity securities of large
                           companies. The portfolio
                           considers a large company to
                           have a market capitalization
                           of $1 billion or greater.
------------------------------------------------------------------------------

                                                           Adviser (and Sub-
                                                              Adviser, as
Investment Subdivision          Investment Objective          applicable)
-----------------------------------------------------------------------------
Alger American Small       Capitalization Portfolio seeks Fred Alger
Capitalization Portfolio   long-term capital appreciation Management, Inc.
                           by focusing on small, fast-
                           growing companies that offer
                           innovative products, services
                           or technologies to a rapidly
                           expanding marketplace. Under
                           normal circumstances, the
                           portfolio invests primarily in
                           the equity securities of small
                           capitalization companies. A
                           small capitalization company
                           is one that has a market
                           capitalization within the
                           range of the Russell 2000
                           Growth Index or the S&P(R)
                           Small Cap 600 Index.
-----------------------------------------------------------------------------
FEDERATED INSURANCE SERIES

Federated American         Seeks long-term growth of      Federated
Leaders Fund II            capital with a secondary       Investment
                           objective of providing income. Management Company
                           Seeks to achieve its objective
                           by investing, under normal
                           circumstances, at least 65% of
                           its total assets in common
                           stock of "blue chip"
                           companies.
-----------------------------------------------------------------------------
Federated High Income      Seeks high current income.     Federated
Bond Fund II               Seeks to achieve its objective Investment
                           by investing primarily in a    Management Company
                           diversified portfolio of
                           professionally managed fixed-
                           income securities. The fixed
                           income securities in which the
                           fund intends to invest are
                           lower-rated corporate debt
                           obligations, commonly referred
                           to as "junk bonds." The risks
                           of these securities and their
                           high yield potential are
                           described in the prospectus
                           for the Federated Insurance
                           Series, which should be read
                           carefully before investing.
-----------------------------------------------------------------------------
Federated Utility Fund II  Seeks high current income and  Federated moderate capital appreciation  Investment
                           by investing primarily in      Management Company
                           equity securities of utility   (sub-adviser:
                           companies.                     Federated Global
                                                          Investment
                                                          Management Corp.)
-----------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND (VIP)

VIP Equity-Income          Seeks reasonable income and    Fidelity Management
Portfolio                  will consider the potential    & Research Company;
                           for capital appreciation. The  (subadvised by FMR
                           fund also seeks a yield, which Co., Inc.)
                           exceeds the composite yield on
                           thesecurities comprising the
                           S&P 500 by investing primarily
                           in income-producing equity
                           securities and by investing in
                           domestic and foreign issuers.
-----------------------------------------------------------------------------
VIP Growth Portfolio       Seeks capital appreciation by  Fidelity Management
                           investing primarily in common  & Research Company;
                           stocks of companies believed   (subadvised by FMR
                           to have above-average growth   Co., Inc.)
                           potential.
-----------------------------------------------------------------------------

                                                             Adviser (and Sub-
                                                                Adviser, as
Investment Subdivision          Investment Objective            applicable)
-------------------------------------------------------------------------------
VIP Overseas Portfolio     Seeks long-term growth of        Fidelity Management
                           capital by investing at least    Research Company
                           65% of total assets in foreign   (subadvised by
                           securities, primarily in         Fidelity Management
                           common stocks.                   & Research (U.K.)
                                                            Inc., Fidelity
                                                            Management &
                                                            Research (Far East)
                                                            Inc., Fidelity
                                                            International
                                                            Investments
                                                            Advisors, Fidelity
                                                            International
                                                            Investment Advisors
                                                            (U.K.) Limited,
                                                            Fidelity
                                                            Investments Japan
                                                            Limited and FMR
                                                            Co., Inc.)
-------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II (VIP II)

VIP II Asset Manager       Seeks high total return with     Fidelity Management
Portfolio                  reduced riskover the long-term   & Research Company
                           by allocating assets among       (subadvised by
                           stocks, bonds and short-term     Fidelity Management
                           and money market instruments.    & Research (U.K.)
                                                            Inc., Fidelity
                                                            Management &
                                                            Research (Far East)
                                                            Inc., Fidelity
                                                            Investments Japan
                                                            Limited, Fidelity
                                                            Investments Money
                                                            Management, Inc.
                                                            and FMR Co., Inc.)
-------------------------------------------------------------------------------
VIP II Contrafund(R)       Seeks long-term capital          Fidelity Management
Portfolio                  appreciation by investing        & Research Company
                           mainly in common stocks and in   (subadvised by
                           securities of companies whose    Fidelity Management
                           value is believed to have not    & Research (U.K.)
                           been fully recognized by the     Inc., Fidelity
                           public. This fund invests in     Management &
                           domestic and foreign issuers.    Research (Far East)
                           This fund also invests in        Inc., Fidelity
                           "growth" stocks, "value"         Investments Japan
                           stocks, or both.                 Limited and FMR
                                                            Co., Inc.)
-------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND III (VIP III)

VIP III Growth & Income    Seeks high total return          Fidelity Management
Portfolio                  through a combination of         & Research Company
                           current income and capital       (subadvised by
                           appreciation by investing a      Fidelity Management
                           majority of assets in common     & Research (U.K.)
                           stocks with a focus on those     Inc., Fidelity
                           that pay current dividends and   Management &
                           show potential for capital       Research (Far East)
                           appreciation.                    Inc., Fidelity
                                                            Investments Japan
                                                            Limited and FMR
                                                            Co., Inc.)
-------------------------------------------------------------------------------

                                                           Adviser (and Sub-
                                                              Adviser, as
Investment Subdivision          Investment Objective          applicable)
------------------------------------------------------------------------------
VIP III Growth             Seeks to provide capital       Fidelity Management
Opportunities Portfolio    growth by investing primarily  & Research Company
                           in common stock and other      (subadvised by
                           types of securities, including Fidelity Management
                           bonds, which may be lower-     & Research (U.K.)
                           quality debt securities.       Inc., Fidelity
                                                          Management &
                                                          Research (Far East)
                                                          Inc., Fidelity
                                                          Investments Japan
                                                          Limited and FMR Co.,
                                                          Inc.)
------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.

Global Income Fund         Objective of providing high    GE Asset Management
                           total return, emphasizing      Incorporated
                           current income and, to a       (subadvised by GE
                           lesser extent, capital         Asset Management
                           appreciation. The Fund seeks   Limited)
                           to achieve this objective by
                           investing primarily in foreign
                           and domestic income-bearing
                           debt securities and other
                           foreign and domestic income
                           bearing instruments. The
                           Global Income Fund is non-
                           diversified/1/ as defined by
                           the Investment Company Act of
                           1940.
------------------------------------------------------------------------------
Income Fund                Objective of providing maximum GE Asset Management
                           income consistent with prudent Incorporated
                           investment management and
                           preservation of capital by
                           investing primarily in income-
                           bearing debt securities and
                           other income bearing
                           instruments.
------------------------------------------------------------------------------
International Equity Fund  Objective of providing long-   GE Asset Management
                           term growth of capital by      Incorporated
                           investing primarily in foreign
                           equity and equity-related
                           securities which the adviser
                           believes have long-term
                           potential for capital growth.
------------------------------------------------------------------------------
Mid-Cap Value Equity Fund  Objective of providing long    GE Asset Management
                           term growth of capital by      Incorporated
                           investing primarily in common
                           stock and other equity
                           securities of companies that
                           the investment adviser
                           believes are undervalued by
                           the marketplace at the time of
                           purchase and that offer the
                           potential for above-average
                           growth of capital. Although
                           the current portfolio reflects
                           investments primarily within
                           the mid cap range, the fund is
                           not restricted to investments
                           within any particular
                           capitalization and may in the
                           future invest a majority of
                           its assets in another
                           capitalization range.
------------------------------------------------------------------------------
Money Market Fund          Objective of providing highest GE Asset Management
                           level of current income as is  Incorporated
                           consistent with high liquidity
                           and safety of principal by
                           investing in various types of
                           good quality money market
                           securities.
------------------------------------------------------------------------------

 /1/A non-diversified portfolio is a portfolio that may hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.

                                                             Adviser (and Sub-
                                                                Adviser, as
Investment Subdivision          Investment Objective            applicable)
-------------------------------------------------------------------------------
Premier Growth Equity      Objective of providing long-     GE Asset Management
Fund                       term growth of capital as well   Incorporated
                           as future (rather than
                           current) income by investing
                           primarily in growth-oriented
                           equity securities.
-------------------------------------------------------------------------------
Real Estate Securities     Objective of providing maximum   GE Asset Management
Fund                       total return through current     Incorporated
                           income and capital               (Subadvised by
                           appreciation by investing        Seneca Capital
                           primarily in securities of       Management, L.L.C.)
                           U.S. issuers that are
                           principally engaged in or
                           related to the real estate
                           industry including those that
                           own significant real estate
                           assets. The portfolio will not
                           invest directly in real
                           estate.
-------------------------------------------------------------------------------
S&P 500(R) Index Fund/2/   Objective of providing capital   GE Asset Management
                           appreciation and accumulation    Incorporated
                           of income that corresponds to    (Subadvised by
                           the investment return of the     State Street Global
                           Standard & Poor's 500            Advisors)
                           Composite Stock Price Index
                           through investment in common
                           stocks comprising the Index.
-------------------------------------------------------------------------------
Total Return Fund          Objective of providing the       GE Asset Management
                           highest total return, composed   Incorporated
                           of current income and capital
                           appreciation, as is consistent
                           with prudent investment risk
                           by investing in common stock,
                           bonds and money market
                           instruments, the proportion of
                           each being continuously
                           determined by the investment
                           adviser.
-------------------------------------------------------------------------------
U.S. Equity Fund           Objective of providing long-     GE Asset Management
                           term growth of capital through   Incorporated
                           investments primarily in
                           equity securities of U. S.
                           companies.
-------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST (VIT)

Goldman Sachs Growth and   Seeks long-term capital growth   Goldman Sachs Asset
Income Fund                and growth of income,            Management
                           primarily through equity
                           securities that are considered
                           to have favorable prospects
                           for capital appreciation
                           and/or dividend-paying
                           ability.
-------------------------------------------------------------------------------
Goldman Sachs Mid Cap      Fund Seeks long-term capital     Goldman Sachs Asset
Value Fund                 appreciation, primarily          Management
                           through equity securities of
                           companies with public stock
                           market capitalizations (based
                           upon shares available for
                           trading on an unrestricted
                           basis) within the range of the
                           market capitalization of
                           companies constituting the
                           Russell Midcap Value Index at
                           the time of investment
                           (currently between $300
                           million and $15 billion).
-------------------------------------------------------------------------------

 /2/"Standard & Poor's," "S&P," and "S&P 500" are trademarks of The McGraw-Hill
    Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this Fund or the Policy.

                                                           Adviser (and Sub-
                                                              Adviser, as
Investment Subdivision          Investment Objective          applicable)
----------------------------------------------------------------------------
JANUS ASPEN SERIES

Aggressive Growth          Non-diversified/1/ portfolio   Janus Capital
Portfolio                  pursuing long-term growth of   Corporation
                           capital. Pursues this
                           objective by normally
                           investing at least 50% of its
                           assets in equity securities
                           issued by medium-sized
                           companies.
----------------------------------------------------------------------------
Balanced Portfolio         Seeks long term growth of      Janus Capital
                           capital. Pursues this          Corporation
                           objective consistent with the
                           preservation of capital and
                           balanced by current income.
                           Normally invests 40-60% of its
                           assets in securities selected
                           primarily for their growth
                           potential and 40-60% of its
                           assets in securities selected
                           primarily for their income
                           potential.
----------------------------------------------------------------------------
Capital Appreciation       Non-diversified/1/ portfolio   Janus Capital
Portfolio                  pursuing long- term growth of  Corporation
                           capital. Pursues this
                           objective by investing
                           primarily in common stocks of
                           companies of any size.
----------------------------------------------------------------------------
Flexible Income Portfolio  Seeks maximum total return     Janus Capital
                           consistent with preservation   Corporation
                           of capital. Total return is
                           expected to result from a
                           combination of income and
                           capital appreciation. The
                           portfolio pursues its
                           objective primarily by
                           investing in any type of
                           income-producing securities.
                           This portfolio may have
                           substantial holdings of lower-
                           rated debt securities or
                           "junk" bonds. The risks of
                           investing in junk bonds are
                           described in the prospectus
                           for Janus Aspen Series, which
                           should be read carefully
                           before investing.
----------------------------------------------------------------------------
Global Life Sciences       Non-diversified/1/ portfolio   Janus Capital
Portfolio                  seeking long-term growth of    Corporation
                           capital. The portfolio pursues
                           this objective by investing at
                           least 65% of its total assets
                           in securities of U.S. and
                           foreign companies that the
                           portfolio manager believes
                           have a life science
                           orientation. The portfolio
                           normally invests at least 25%
                           of its total assets, in the
                           aggregate, in the following
                           industry groups: health care;
                           pharmaceuticals; agriculture;
                           cosmetics/personal care; and
                           biotechnology.
----------------------------------------------------------------------------

                                                             Adviser (and Sub-
                                                                Adviser, as
Investment Subdivision          Investment Objective            applicable)
------------------------------------------------------------------------------
Global Technology          Non-diversified/1/ portfolio     Janus Capital
Portfolio                  seeking long-term growth of      Corporation
                           capital. The portfolio pursues
                           this objective by investing at
                           least 65% of its total assets
                           in securities of U.S. and
                           foreign companies that the
                           portfolio manager believes
                           will benefit significantly
                           from advances or improvements
                           in technology.
------------------------------------------------------------------------------
Growth Portfolio           Seeks long-term capital growth   Janus Capital
                           consistent with the              Corporation
                           preservation of capital and
                           pursues its objective by
                           investing in common stocks of
                           companies of any size.
                           Emphasizes larger, more
                           established issuers.
------------------------------------------------------------------------------
International Growth       Seeks long-term growth of        Janus Capital
Portfolio                  capital. Pursues this            Corporation
                           objective primarily through
                           investments in common stocks
                           of issuers located outside the
                           United States. The portfolio
                           normally invests at least 65%
                           of its total assets in
                           securities of issuers from at
                           least five different
                           countries, excluding the
                           United States.
------------------------------------------------------------------------------
Worldwide Growth           Seeks long-term capital growth   Janus Capital
Portfolio                  in a manner consistent with      Corporation
                           the preservation of capital.
                           Pursues this objective by
                           investing in a diversified
                           portfolio of common stocks of
                           foreign and domestic issuers
                           of all sizes. Normally invests
                           in at least five different
                           countries including the United
                           States.
------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS

Oppenheimer Aggressive     Seeks to achieve capital         OppenheimerFunds,
Growth Fund/VA             appreciation investing mainly    Inc.
                           in common stocks of companies
                           in the United States believed
                           by the fund's investment
                           manager, OppenheimerFunds
                           Inc., to have significant
                           growth potential.
------------------------------------------------------------------------------
Oppenheimer Bond Fund/VA   Seeks high level of current      OppenheimerFunds,
                           income and capital               Inc.
                           appreciation when consistent
                           withits primary objective of
                           high income. Under normal
                           conditions this fund will
                           invest at least 65% of its
                           total assets in investment
                           grade debt securities.
------------------------------------------------------------------------------

Inc

                                                          Adviser (and Sub-
                                                             Adviser, as
Investment Subdivision         Investment Objective          applicable)
---------------------------------------------------------------------------
Oppenheimer Capital       Seeks capital appreciation     OppenheimerFunds,
Appreciation Fund/VA      from investments in securities Inc.
                          of well-known and established
                          companies. Such securities
                          generally have a history of
                          earnings and dividends and are
                          issued by seasoned companies
                          (having an operating history
                          of at least five years,
                          including predecessors).
---------------------------------------------------------------------------
Oppenheimer High Income   Seeks high current income from OppenheimerFunds,
Fund/VA                   investments in high yield      Inc.
                          fixed income securities,
                          including unrated securities
                          or high-risk securities in
                          lower rating categories. These
                          securities may be considered
                          speculative. This fund may
                          have substantial holdings of
                          lower-rated debt securities or
                          "junk" bonds. The risks of
                          investing in junk bonds are
                          described in the prospectus
                          for the Oppenheimer Variable
                          Account Funds, which should be
                          read carefully before
                          investing.
---------------------------------------------------------------------------
Oppenheimer Multiple      Seeks total investment return  OppenheimerFunds,
Strategies Fund/VA        (which includes current income Inc.
                          and capital appreciation in
                          the values of its shares) from
                          investments in common stocks
                          and other equity securities,
                          bonds and other debt
                          securities, and "money market"
                          securities.
---------------------------------------------------------------------------
PBHG INSURANCE SERIES FUND, INC.

PBHG Growth II Portfolio  Seeks to achieve capital       Pilgrim Baxter &
                          appreciation by investing at   Associates, Ltd.
                          least 65% of its total assets
                          in the growth securities
                          (primarily common stocks) of
                          small and medium sized
                          companies (market
                          capitalization or annual
                          revenues between $500 million
                          and $10 billion) that, in the
                          adviser's opinion, have an
                          outlook for strong earnings
                          growth and capital
                          appreciation potential.
---------------------------------------------------------------------------
PBHG Large Cap            Portfolio Seeks long term      Pilgrim Baxter &
Growth Portfolio          growth of capital obtained by  Associates, Ltd.
                          investing at least 65% of its
                          total assets in growth
                          securities (primarily common
                          stocks) of large
                          capitalization companies
                          (market capitalization over $1
                          billion) that, in the
                          adviser's opinion, have an
                          outlook for strong earnings
                          growth and capital
                          appreciation potential.
---------------------------------------------------------------------------
SALOMON BROTHERS VARIABLE SERIES FUNDS INC

Salomon Investors Fund    Seeks long-term growth of      Salomon Brothers
                          capital with current income as Asset Management
                          a secondary objective,         Inc
                          primarily through investments
                          in common stocks of well-known
                          companies.
---------------------------------------------------------------------------

                                                           Adviser (and Sub-
                                                              Adviser, as
Investment Subdivision          Investment Objective          applicable)
----------------------------------------------------------------------------
Salomon Strategic Bond     Seeks high level of current    Salomon Brothers
Fund                       income with capital            Asset Management
                           appreciation as a secondary    Inc
                           objective, through a globally
                           diverse portfolio of fixed-
                           income investments, including
                           lower-rated fixed income
                           securities commonly known as
                           junk bonds.
----------------------------------------------------------------------------
Salomon Total Return Fund  Seeks to obtain above-average  Salomon Brothers income by primarily investing  Asset Management
                           in a broad variety of          Inc
                           securities, including stocks,
                           fixed-income securities and
                           short-term obligations.
----------------------------------------------------------------------------

Not all of these portfolios may be available in all states or markets.

We will purchase shares of the portfolios at net asset value and direct them to the appropriate Investment Subdivisions of Separate Account III. We will redeem sufficient shares of the appropriate portfolios at net asset value to pay surrender/partial withdrawal proceeds or for other purposes described in the Policy. We automatically reinvest all dividends and capital gain distributions of the portfolios in shares of the distributing portfolios at their net asset value on the date of distribution. In other words, we do not pay portfolio dividends or portfolio distributions out to Owners as additional units, but instead reflect them in unit values.

Shares of the portfolios of the Funds are not sold directly to the general public. They are sold to us, and they may also be sold to other insurance companies that issue variable annuity and variable life insurance policies. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the Prospectuses for the Funds.

We have entered into agreements with either the investment adviser or distributor of each of the Funds under which the adviser or distributor pays us a fee ordinarily based upon an annual average percentage of the average aggregate net amount we have invested on behalf of Separate Account III and other separate accounts. These percentages differ, and some investment advisers or distributors pay us a greater percentage than other advisors or distributors. These agreements reflect administrative services we provide. The amounts we receive under these agreements may be significant. In addition, our affiliate, Capital Brokerage Corporation, the principal underwriter for the Policies, will receive 12b-1 fees deducted from certain portfolio assets attributable to the Policies for providing distribution and shareholder support services to some of the portfolios. Because the 12b-1 fees are paid out of a portfolio's assets on an ongoing basis, over time they will increase the cost of an investment in portfolio shares.

YOUR RIGHT TO VOTE PORTFOLIO SHARES

As required by law, we will vote the portfolio shares held in Separate Account III at meetings of the shareholders of the Funds. The voting will be done according to the instructions of Owners who have interests in any Investment Subdivisions which invest in the portfolios of the Funds. If the 1940 Act or any regulation under it should be amended, and if as a result we determine that we are permitted to vote the portfolios' shares in our own right, we may elect to do so.

We will determine the number of votes which you have the right to cast by applying your percentage interest in an Investment Subdivision to the total number of votes attributable to the Investment Subdivision. In determining the number of votes, we will recognize fractional shares.

We will vote portfolio shares of a class held in an Investment Subdivision for which we received no timely instructions in proportion to the voting instructions which we received for all Policies participating in that Investment Subdivision. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

Whenever a Fund calls a shareholders meeting, each person having a voting interest in an Investment Subdivision will receive proxy material, reports and other materials relating to the portfolio. Since each portfolio may engage in shared funding, other persons or entities besides the Company may vote portfolio shares.

The Guarantee Account

Due to certain exemptive and exclusionary provisions of the Federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither the interests in the Guarantee Account nor our General Account are generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account, however, may be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all states or markets.

You may allocate some or all of your premium payments and transfer some or all of your Cash Value to the Guarantee Account. We credit the portion of the Cash Value allocated to the Guarantee Account with interest (as described below). Cash Value in the Guarantee Account is subject to some, but not all, of the charges we assess in connection with the Policy. See Charges and Deductions.

Each time you allocate premium payments or transfer Cash Value to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a year. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period will commence with respect to that portion of the Cash Value in the Guarantee Account represented by that particular allocation.

The initial interest rate guarantee period for any allocation will be one year. Subsequent interest rate guarantee periods will each be one year. We determine the interest rates in our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as premium payments or transfers of Cash Value under the Policies. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account, or any portion thereof. We cannot predict or guarantee the level of interest rates in future guarantee periods. However, the interest rates for any interest rate guarantee period will be at least the guaranteed interest rate shown in your Policy.

Charges and Deductions

This section describes the charges and deductions we make under the Policy to compensate us for the services and benefits we provide, costs and expenses we incur, and risks we assume. The services and benefits we provide include:

 . the partial withdrawal, surrender, Policy loan and death benefits under the Policy;

 . investment options, including premium allocations, dollar-cost averaging, and portfolio rebalancing programs;

 . administration of various elective options under the Policy; and

 . the distribution of various reports to Owners.

The costs and expenses we incur include:

 . those associated with underwriting applications and increases in Specified
  Amount;

 . various overhead and other expenses associated with providing the services and benefits provided by the Policy;

 . sales and marketing expenses including compensation paid in connection with sale of the Policies; and

 . other costs of doing business, such as Federal, state and local premium and other taxes and fees.

The risks we assume include:

 . that Insureds may live for a shorter period of time than estimated, resulting in the payment of greater death benefits than expected; and

 . that the costs of providing the services and benefits under the Policies will exceed the charges deducted.

We may profit from any charges deducted, such as the mortality and expense risk charge. We may use any such profits for any purpose, including payment of distribution expenses.

CHARGES ATTRIBUTABLE TO PREMIUM PAYMENTS

During the first ten years following each premium payment, we deduct a monthly premium tax charge equal to an annual rate of .20% of that portion of the Policy's Cash Value in Separate Account III attributable to each premium payment, and a monthly distribution expense charge equal to an annual rate of
 .30% of that portion of the Policy's Cash Value in Separate Account III attributable to each premium payment. These charges are deducted proportionately from your assets in each Investment Subdivision. These charges are not deducted from Cash Value in the Guarantee Account. The sum of the cumulative distribution expense charges previously deducted, attributable to a particular premium payment, will never exceed 9% of that premium.

MORTALITY AND EXPENSE RISK CHARGE

We currently deduct a daily charge of .0024769% from each Investment Subdivision. This corresponds to an effective annual rate of 0.90% of net assets. This charge is not deducted from your assets in the Guarantee Account. We will not increase this charge for the duration of your Policy. This charge is factored into the net investment factor.

The mortality risk we assume is the risk that Insureds may live for a shorter period of time than estimated and, therefore, a greater amount of death benefit proceeds than expected will be payable. The expense risk we assume is that expenses incurred in issuing and administering the Policies will be greater than estimated and, therefore, will exceed the expense charge limits set by the Policies.

ADMINISTRATIVE EXPENSE CHARGE

We deduct a daily administrative expense charge of .0010981% from each Investment Subdivision. The effective annual rate of this charge is .40% and is factored into the net investment factor. We also deduct an administrative expense charge daily from the Cash Value in the Guarantee Account at an effective annual rate of .40%.

COST OF INSURANCE

We deduct a cost of insurance charge each month. The cost of insurance is a significant charge under your Policy because it is the primary charge for the death benefit we provide you. The cost of insurance charge depends on a number of factors (Age, sex, Policy duration, and risk class) that cause the charge to vary from Policy to Policy and from Monthly Anniversary Day to Monthly Anniversary Day. We will determine the risk class (and therefore the rates) separately for the initial Specified Amount and for any increase in Specified Amount that requires evidence of insurability.

We calculate the cost of insurance on each Monthly Anniversary Day based on your net amount at risk. We determine your net amount at risk by the following formula:

                                Life Insurance Proceeds
                                ----------------------- -- Cash Value
                                1.0032737



To determine your cost of insurance for a particular Policy Month, we divide your net amount at risk by 1000 and multiply that result by the applicable cost of insurance rate.

On those Monthly Anniversary Days on which a Policy qualifies for the Preferred Funding Risk Class (see Premiums below), the cost of insurance charge will not exceed .0792% of the Policy's Cash Value on the Monthly Anniversary Day. Furthermore, once the amount of total premiums paid meets or exceeds total planned premium, the cost of insurance charge will not exceed .05% of the Policy's Cash Value on the Monthly Anniversary Day. These are equivalent to annual rates of .95% and .60%, respectively, of a Policy's Cash Value. These limits on the cost of insurance charge represent our current practice, which we may change at our discretion.

Changes in the death benefit may affect the amount of the cost of insurance charge deductible under the Policies. Because the cost of insurance charge varies with the net amount at risk, an increase in Specified Amount or the calculation of the death benefit based on the corridor percentage (see Death Benefits) may cause the cost of insurance charge to increase.

The cost of insurance rate for the Insured is based on his or her Age, sex and applicable risk class. We currently place Insureds in the following risk classes when we issue the Policy, based on our underwriting: a male or female or unisex risk class where appropriate under applicable law (currently including the State of Montana). The original risk class applies to the initial Specified Amount. If an increase in Specified Amount is approved, a different risk class may apply to the increase, based on the Insured's circumstances at the time of the increase.

We may change the cost of insurance rates from time to time at our sole discretion, but we guarantee that the cost of insurance rates we charge will never exceed the maximum rates shown in your Policy. These rates are based on the Commissioners' 1980 Standard Ordinary Mortality Tables. The maximum cost of insurance rates are based on the Insured's age nearest birthday at the start of the Policy Year. Modifications to cost of insurance rates are made for risk classes other than standard. The rates we currently charge are, at most ages, lower than the maximum permitted under the Policies, and depend on our expectation of future experience with respect to interest, mortality, expenses, persistency, and taxes. A change in rates will apply to all persons of the same Age, sex (where applicable), and risk class and whose Policies have been in effect for the same length of time. We deduct the cost of insurance charge proportionately from your assets in the Investment Subdivisions and/or the Guarantee Account.

SURRENDER CHARGE

If you fully surrender your Policy within nine years of a premium payment, we will deduct a surrender charge. The total surrender charge will equal the sum of the surrender charges, if any, attributable to the premium payments you made under the Policy before the surrender. For purposes of this charge, we deem all premium payments you make during a Policy year to be made on the first day of a Policy year; therefore, one year elapses on each Policy anniversary. We calculate a surrender charge as a percentage of the premium.

We show the schedule of these charges below:

                                                              Surrender Charge
      Policy Years Since Premium Payment                         Percentage
     ----------------------------------------------------------------
                     0-1                                             6%
                       2                                             6%
                       3                                             6%
                       4                                             6%
                       5                                             5%
                       6                                             4%
                       7                                             3%
                       8                                             2%
                       9                                             1%
                 10 and later                                        0%
     ----------------------------------------------------------------

We also will limit the surrender charge so that the surrender charge attributable to a particular premium payment, when taken together with the total amount of distribution expense charges previously deducted attributable to that premium payment, will never exceed 9% of that premium payment. Thus, in the event of a surrender, if the surrender charge otherwise calculated would cause the sum of those charges to exceed 9% of a particular premium payment, the surrender charge will be limited so that it equals the difference between 9% of the premium payment and the total monthly distribution expense charges attributable to that premium that have been deducted. We will deduct this surrender charge, along with any outstanding Policy Debt, from your Cash Value to determine the amount payable upon surrender.

We do not assess a surrender charge for partial withdrawals, but do assess a processing fee.

PARTIAL WITHDRAWAL PROCESSING FEE

We deduct a partial withdrawal processing fee on partial withdrawals you make. The fee equals the lesser of $25 or 2% of the amount withdrawn and will be deducted from the amount of the withdrawal. We will take the fee proportionately from the Investment Subdivisions and/or the Guarantee Account from which you withdraw Cash Value.

TRANSFER CHARGE

We assess a $10 transfer charge for each transfer after the first transfer you make in any calendar month. We take this charge from the amount you transfer. This charge is at cost with no profit to us. For purposes of assessing this charge, we consider each transfer request one transfer, regardless of the number of Investment Subdivisions affected by the transfer. Multiple transfers within the same Valuation Period are also considered one transfer for this purpose.

OTHER CHARGES

We can provide you with a projection of illustrative future life insurance and Cash Value benefits. We reserve the right to charge a maximum fee of $25 for the cost of preparing the projection. This is just a projection and does not predict or guarantee performance.

There are deductions from and expenses paid out of the assets of each portfolio that are more fully described in each Fund's prospectus.

REDUCTION OF CHARGES FOR GROUP SALES

We may reduce charges and/or deductions for sales of the Policies to a trustee, employer or similar entity representing a group or to members of the group where such sales result in savings of sales or administrative expenses. We will base these discounts on the following:

1. The size of the group. Generally, the sales expenses for each individual owner for a larger group are less than for a smaller group because more Policies can be implemented with fewer sales contacts and less administrative cost.
2. The total amount of premium payments to be received from a group. Per Policy sales and other expenses are generally proportionately less on larger premium payments than on smaller ones.
3. The purpose for which the Policies are purchased. Certain types of plans are more likely to be stable than others. Such stability reduces the number of sales contacts and administrative and other services required, reduces sales administration and results in fewer Policy terminations. As a result, our sales and other expenses are reduced.
4. The nature of the group for which the Policies are purchased. Certain types of employee and professional groups are more likely to continue Policy participation for longer periods than are other groups with more mobile membership. If fewer Policies are terminated in a given group, our sales and other expenses are reduced.
5. Other circumstances. There may be other circumstances of which we are not presently aware, which could result in reduced sales expenses.

We may also reduce charges and/or deductions for sales of the Policies to registered representatives who sell the Policies to the extent we realize savings of sales and administrative expenses. Any such reduction in charges and/or deductions will be consistent with the standards we use in determining the reduction in charges and/or deductions for other group arrangements.

If, after we consider the factors listed above, we determine that a group purchase would result in reduced sales expenses, we may reduce the charges and/or deductions for each group. Reductions in these charges and/or deductions will not be unfairly discriminatory against any person, including the affected Owners and all other owners of policies funded by Separate Account III.

The Policy

The Policy is a single premium variable life insurance policy. We describe your rights and benefits below and in the Policy. There may be differences in your Policy because of requirements of the state where we issued your Policy. We will include any such differences in your Policy.

APPLYING FOR A POLICY

To purchase a Policy, you must complete an application and you or your registered representative must submit it to us at our Home Office. You also must pay an initial premium of a sufficient amount. See Premiums, below. The minimum first year planned premium is $5,000. You can submit your initial premium with your application or at a later date. (If you submit your initial premium with your application, please remember that we will place your premium in a non-interest bearing account for a certain amount of time. See Allocating Premium.) Coverage generally becomes effective as of the Policy Date.

Generally, we will issue a Policy covering an Insured up to Age 75 if evidence of insurability satisfies our underwriting rules. (If the Insured is over age 60, however, your premium plan options may be limited.) Required evidence of insurability may include, among other things, a medical examination of the Insured. We may, in our sole discretion, issue a Policy covering an Insured over Age 75. We may reject an application for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

If you do not pay the full first premium with your application, the insurance will become effective on the effective date. This date is the date that you pay your premium and that we deliver your Policy. All persons proposed for insurance must be insurable on the Policy Date.

If you pay the full first premium with your application, we may give you a conditional receipt. This means that, subject to our underwriting requirements and subject to a maximum limitation, your insurance will become effective on the effective date we specified in the conditional receipt. This effective date will be the latest of (i) the date of completion of the application, (ii) the date of completion of all medical exams and tests we require, and (iii) the policy date you requested when that date is later than the date you completed your application.

If we issued your Policy before November 14, 1995, please see Appendix A for a description of certain features of your Policy that differ from the Policies described in this prospectus.

OWNER

You have rights in the Policy during the Insured's lifetime. If you die before the Insured and there is no contingent Owner, ownership will pass to your estate.

BENEFICIARY

You designate the primary Beneficiaries and contingent Beneficiaries when you apply for the Policy. You may name one or more primary Beneficiaries or contingent Beneficiaries. We will pay the Proceeds in equal shares to the survivors in the appropriate Beneficiary class, unless you request otherwise.

Unless an optional payment plan is chosen, we will pay the death Proceeds in a lump sum to the primary Beneficiary(ies). If the primary Beneficiary(ies) dies before the Insured, we will pay the Proceeds to the contingent
Beneficiary(ies). If there is no surviving Beneficiary(ies) we will pay the Proceeds to you or your estate.

CHANGING THE BENEFICIARY

If you reserve the right, you may change the Beneficiary during the Insured's life. To make this change, please write our Home Office. The request and the change must be in a form satisfactory to us and we must actually receive the request. The change will take effect as of the date you signed the request.

CANCELING A POLICY

You may cancel a Policy during the "free-look period" by returning it to us at our Home Office, or to the agent who sold it. The free-look period expires 10 days after you receive the Policy or within 45 days after you sign Part I of the application, whichever is later. The free-look period is longer if required by state law. If you decide to cancel the Policy during the free-look period, we will treat the Policy as if it had never been issued. Within seven calendar days after we receive the returned Policy, we will refund an amount equal to the sum of:

 . the total amount of monthly deductions made against Cash Value and any charges deducted from premiums paid; plus

 . Cash Value on the date we (or our agent) receive the returned Policy.

If any state law prohibits the calculation above, we will refund the total of all premiums paid for the Policy, or other amounts as required under state law.

Premiums




GENERAL

We will usually credit your initial premium payment to the Policy on the later of the date we approve your application and the date we receive your payment. We will credit any subsequent premium payment to the Policy on the Business Day we receive it at our Home Office.

The total premiums you pay may not exceed guideline premium limitations for life insurance set forth in the Code and shown in your Policy. We may reject any premium, or any portion of a premium, that would result in the Policy being disqualified as life insurance under the Code. We will refund any rejected premium along with any interest it accrued. For your convenience, we will monitor Policies and will attempt to notify you on a timely basis if your Policy is in jeopardy of becoming a Modified Endowment Contract ("MEC") under the Code. See Tax Considerations.

INITIAL PREMIUM

The initial premium is due on the Policy Date. Your initial premium will be shown in your Policy's data pages. If the Insured is over age 60, the initial premium must equal the total planned premium.

PLANNED PREMIUMS

Your Policy's data pages will show the amount of the planned premium. The minimum first year planned premium is $5,000.

The total planned premium must equal the guideline single premium for life insurance as determined in the Internal Revenue Code for the Policy's initial Specified Amount. The relationship between the guideline single premium and the Specified Amount depends on the Age, sex (where applicable), and risk class of the Insured. Generally, the same guideline single premium will purchase a higher Specified Amount for a younger Insured than for an older Insured of the same sex and risk class. Likewise, the same guideline single premium will purchase a slightly higher Specified Amount for a female Insured than for a male Insured of the same age and risk class. Representative Specified Amounts for a $10,000 guideline single premium are set forth below:

            Specified Amount for a $10,000 Guideline Single Premium

            Age     Male    Female
              ---------------------
            10    $172,614 $222,762
            20     118,079  148,384
            30      79,351   97,259
            40      51,445   63,084
            50      34,265   42,083
            60      23,862   28,731
            70      17,680   20,131
              ---------------------

PREFERRED FUNDING RISK CLASS

A Policy issued with respect to an Insured assigned to the standard risk class may qualify for the Preferred Funding Risk Class, provided that the amount of total premiums paid under the Policy meets the premium requirements of the Preferred Funding Schedule. The Preferred Funding Schedule, set forth below, shows the amount of total premiums that must be paid (as a percentage of a Policy's total planned premiums) as of the beginning of Policy years one through five in order for a Policy to qualify for the Preferred Funding Risk Class. Cost of insurance charges deducted under Policies in this risk class are subject to certain limits. See below.

        Policy                                      Total Premiums
         Year                            (as a % of the total planned premium)
         -----------------------------------------------------
          1                                               20%
          2                                               40%
          3                                               60%
          4                                               80%
          5+                                              100%
         -----------------------------------------------------

TAX FREE EXCHANGES (1035 EXCHANGES)

We will accept as part of your initial premium money from one contract that qualified for a tax-free exchange under Section 1035 of the Internal Revenue Code. If you contemplate such an exchange, you should consult a competent tax advisor to learn the potential tax effects of such a transaction. We will accept 1035 exchanges even if there is an outstanding loan on the other policy, so long as the outstanding loan is no more than 75% of the total 1035 exchange value. We may allow a higher loan percentage. Replacing your existing coverage with this Policy may not be to your advantage.

ADDITIONAL PREMIUM PAYMENTS

Although the Policy can operate as a single premium policy, you may make additional premium payments under certain circumstances, so long as there is no outstanding Policy Debt. If there is Policy Debt outstanding, we will consider any payment (other than an initial or planned premium payment) we receive to be repayment of that debt. Should any such payment exceed the amount of Policy Debt outstanding, we will treat the amount in excess of Policy Debt as an additional premium payment. The circumstances under which you can make additional premium payments are listed below:

(1) Increases in Specified Amount -- After the first Policy Year, you may request an increase in Specified Amount. (See Changing the Specified Amount). If your request is approved, we will require you to make an additional premium payment of at least $250 in order for the increase to become effective.

(2) In Order to Prevent Termination -- If the Surrender Value on a Monthly Anniversary Day is insufficient to cover the monthly deduction due on that

    Monthly Anniversary Day, then in order to prevent termination, you must make a payment during the grace period sufficient to cover the monthly deduction. We will mail you a notice stating the minimum payment you must make to prevent termination. You may make an additional premium payment in an amount greater than that required to prevent termination as long as the total of all premium payments, immediately after the payment to prevent termination, is less than the maximum premiums limitation shown in your Policy's data pages.

(3) At Your Discretion -- You may make additional premium payments at your discretion, so long as the amount of the payment is at least $250 and the payment plus the total of all premiums previously paid does not exceed the maximum premiums limitation shown in your Policy's data pages. The maximum premiums limitation will be derived from the guideline premium test for life insurance set forth in the Internal Revenue Code. If the initial premium equals the maximum premiums limitation at issue, you normally will not be able to make discretionary additional premium payments during the early years of the Policy.

If you make a discretionary additional premium payment that causes the total amount of premiums paid under the Policy to exceed the maximum premiums limitation, we will accept only the portion of the premium which, together with premiums previously paid, equals the maximum premiums limitation, and will return the excess to you. Thereafter, we will not accept any discretionary additional premium payments until allowed by the maximum premiums limitation.

REPAYMENT OF
OUTSTANDING POLICY DEBT

If there is any outstanding Policy Debt on the date we receive a payment (other than an initial or planned premium payment), we will treat the payment first as a repayment of outstanding Policy Debt. (See Repayment of Policy Debt.)

ALLOCATING PREMIUMS

When you apply for a Policy, you specify the percentage of your premium we allocate to each Investment Subdivision and to the Guarantee Account. You may only direct your premiums and Cash Value to ten Investment Subdivisions at any given time. Allocations to the Guarantee Account count as one of the ten allocations we permit under the Policy. You can change the allocation percentages at any time by writing or calling our Home Office. The change will apply to all premiums we receive with or after we receive your instructions. Premium allocations must be in percentages totaling 100%, and each allocation percentage must at least be 10% of the premium.

Until we approve your application, receive all necessary forms (including any subsequent amendments to the application), and receive the entire initial premium, we will place any premiums you pay into a non-interest bearing account. We will then allocate your premium during the Initial Investment Period as specified below.

Once we approve your application, receive all necessary forms (including any subsequent amendments to the application), and receive the entire initial premium, we will transfer your premium from the non-interest bearing account. At that point, we will transfer any portion of the initial premium you designated for the Guarantee Account to the Guarantee Account, and we will transfer any portion of the initial premium you designated for the Investment Subdivisions to the Investment Subdivision investing in the Money Market Fund of the GE Investments Funds (the "Money Market Investment Subdivision"). Once allocated, your Policy's Cash Value designated for the Investment Subdivisions will remain in the Money Market Investment Subdivision until the end of the Initial Investment Period. At the end of the Initial Investment Period, we will transfer this amount to the Investment Subdivisions you designated in your application. (The Initial Investment Period ends either on the date we receive at our Home Office a form satisfactory to us and signed by you that you have received and accepted the Policy, or if the Policy is not accepted, when all amounts due are refunded.)

How Your Cash Value Varies





CASH VALUE

The Cash Value is the entire amount we hold under your Policy for you. The Cash Value serves as a starting point for calculating certain values under a Policy. It is the sum of the total amount under the Policy in each Investment Subdivision, the amount held in the Guarantee Account, and the Cash Value held in the General Account to secure Policy Debt. See Loans. We determine Cash Value first on your Policy Date (or on the date we receive your initial premium payment, if later) and after that on each Business Day. Your Cash Value will vary to reflect the performance of the Investment Subdivisions to which you have allocated amounts and the interest we credit to the Guarantee Account, and also will vary to reflect Policy Debt, charges for monthly deduction, mortality and expense risk and administrative expense charges, transfers, partial withdrawals, Policy loan interest, and Policy loan repayments. Your Cash Value may be more or less than the premiums you paid and you bear the investment risk with respect to the amounts allocated to the Investment Subdivisions.

SURRENDER VALUE

The Surrender Value on a Business Day is the Cash Value reduced by both any surrender charge and any Policy Debt.

INVESTMENT SUBDIVISION VALUES

On any Business Day, the value of an Investment Subdivision equals the number of Investment Subdivision units we credit to the Policy multiplied by the Unit Value for that day. When you make allocations to an Investment Subdivision, either by premium allocation, transfer of Cash Value, transfer of loan interest from the General Account, or repayment of a Policy loan, we credit your Policy with units in that Investment Subdivision. We determine the number of units by dividing the amount allocated, transferred or repaid to the Investment Subdivision by the Investment Subdivision's Unit Value for the Business Day when we effect the allocation, transfer or repayment.

The number of units we credit to a Policy will decrease whenever we take the allocated portion of the monthly deduction, you take a Policy loan or a partial withdrawal from the Investment Subdivision, you transfer an amount from the Investment Subdivision, you take a partial withdrawal from the Investment Subdivision, or you surrender the Policy.

UNIT VALUES

We arbitrarily set the Unit Value for each Investment Subdivision at $10 when we established the Investment Subdivision. After that, an Investment Subdivision's Unit Value varies to reflect the investment experience of the underlying portfolio, and may increase or decrease from one Business Day to the next. We determine Unit Value, after an Investment Subdivision's operations begin, by multiplying the net investment factor for that Valuation Period by the Unit Value for the immediately preceding Valuation Period.

NET INVESTMENT FACTOR

The net investment factor for a Valuation Period is (a) divided by (b), minus
(c), where:

(a) is the result of:

  1. the value of the assets at the end of the preceding Valuation Period;
     plus

  2. the investment income and capital gains, realized or unrealized, credited to those assets at the end of the Valuation Period for which the net investment factor is being determined; minus

  3. the capital losses, realized or unrealized, charged against those assets during the Valuation Period; minus

  4. any amount charged against the Separate Account for taxes, or any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of the Separate Account; and

(b) is the value of the assets in the Investment Subdivision at the end of the preceding Valuation Period; and

(c) is a charge no greater than .0035750% for each day in the Valuation Period. This corresponds to 1.30% per year of the net assets of that Investment Subdivision for mortality and expense risks and administrative expenses.

Transfers

GENERAL

You may transfer all or a portion of your Cash Value between and among the Investment Subdivisions of Separate Account III and the Guarantee Account subject to certain conditions. Transfers among the Investment Subdivisions of Separate Account III and from an Investment Subdivision to a Guarantee Account are made as of the end of the Valuation Period that the transfer request is received at our Home Office. We may place limitations on multiple transfer requests made at different times during the same Valuation Period involving the same Investment Subdivision of Separate Account III. Transfers to, from, or among the Investment Subdivisions of Separate Account III may be postponed under certain circumstances. See Requesting Payments.

Transfers from any particular allocation of a Guarantee Account to an Investment Subdivision are restricted, unless you are participating in the Dollar Cost Averaging Program (see Dollar Cost Averaging). You may make such transfers only during the 30 day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We also may limit the amount which may be transferred from the Guarantee Account to the Investment Subdivisions, but we will not limit it to less than 25% of the original allocation, plus any accrued interest on that allocation remaining in the Guarantee Account. Further, we may restrict certain transfers from an Investment Subdivision to the Guarantee Account. You may not make any transfers from an Investment Subdivision to the Guarantee Account during the six month period following the transfer of any amount from the Guarantee Account to any Investment Subdivision.

We reserve the right to limit upon written notice the number of transfers if it is necessary for the Policy to continue to be treated as a life insurance policy by the Internal Revenue Service. Sometimes, we may not honor your transfer request. We may not honor your transfer request:

 (i) if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of the Fund in which the Subaccount invests;

 (ii) if the transfer is a result of more than one trade involving the same Subaccount within a 30 day period;

 (iii)  if the transfer would adversely affect Accumulation Unit values; or

 (iv) the transfer would adversely affect any portfolio affected by the transfer.

We also may not honor transfers made by third parties (See Transfers by Third Parties.)

When thinking about a transfer of Cash Value, you should consider the inherent risk involved. Frequent transfers based on short-term expectations may increase the risk that a transfer will be made at an inopportune time. We reserve the right to modify, restrict, suspend or eliminate the transfer privileges, including telephone transfer privileges, at any time, for any reason. There is a charge after the first transfer made in a calendar month. See Transfer Charge.

DOLLAR-COST AVERAGING

The dollar-cost averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Investment Subdivision investing in the Money Market Fund of GE Investments Funds (the "Money Market Investment Subdivision") and/or the Guarantee Account (if we issued your Policy on or after May 1, 1995) to any combination of other Investment Subdivisions (as long as the total number of Investment Subdivisions used does not exceed the maximum number allowed under the Policy). The dollar-cost averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase units when their value is low as well as when it is high. Dollar-cost averaging does not assure a profit or protect against a loss.

You may participate in the dollar-cost averaging program by selecting the program on your application, completing a dollar-cost averaging agreement, or calling our Home Office. To use the dollar-cost averaging program, you may transfer at any time after the Initial Investment Period at least $100 from the Money Market Investment Subdivision and/or the Guarantee Account (if applicable) to any other Investment Subdivision. If any transfer would leave less than $100 in the Money Market Investment Subdivision or the Guarantee Account, we will transfer the entire amount. Once elected, dollar-cost averaging remains in effect from the date we receive your request until the value of the Investment Subdivision or Guarantee Account from which transfers are being made is depleted, or until you cancel the program by written request or by telephone if we have your telephone authorization on file. The dollar-cost averaging program will start 30 days after we receive your premium payment and instructions, unless you specify an earlier date. (see "Allocating Premiums" for a description of when this occurs).

There is no additional charge for dollar-cost averaging, and we do not consider a transfer under this program a transfer for purposes of assessing a transfer charge, nor for calculating any limit on the maximum number of transfers we may impose for a calendar year. We reserve the right to discontinue or modify the dollar-cost averaging program at any time and for any reason.

PORTFOLIO REBALANCING

Once you allocate your money among the Investment Subdivisions, the performance of each Investment Subdivision may cause your allocation to shift. You may instruct us to automatically rebalance (on a quarterly, semi-annual or annual basis) your Cash Value to return to the percentages specified in your allocation instructions. The program does not include allocations to the Guarantee Account. You may elect to participate in the portfolio rebalancing program at any time by completing the portfolio rebalancing agreement. Your percentage allocations must be in whole percentages and be at least 10%. Subsequent changes to your percentage allocations may be made at any time by writing or calling our Home Office. Once elected, portfolio rebalancing remains in effect from the date we receive your request until you instruct us to discontinue portfolio rebalancing. There is no additional charge for using portfolio rebalancing, and we do not consider a portfolio rebalancing transfer a transfer for purposes of assessing a transfer charge, nor for calculating any limit on the maximum number of transfers we may impose for a calendar year. We reserve the right to discontinue or modify the portfolio rebalancing program at any time and for any reason. Portfolio rebalancing does not guarantee a profit or protect against a loss.

TRANSFERS BY THIRD PARTIES

As a general rule and as a convenience to you, we allow you to give a third party the right to effect transfers on your behalf. However, when the same third party makes transfers for many Owners, the result can be simultaneous transfers involving large amounts of Cash Value. Such transfers can disrupt the orderly management of the portfolios underlying the Policy, can result in higher costs to Owners, and are generally not compatible with the long-range goals of Owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all shareholders of the Funds underlying the Policies, and the managements of those Funds share this position.

Therefore, to the extent necessary to reduce the adverse effects of simultaneous transfers made by third parties who make transfers on behalf of multiple owners, we may not honor such transfers. Also, we will institute procedures to assure that the transfer requests that we receive have, in fact, been made by the Owners in whose names they are submitted. These procedures will not, however, prevent you from making your own transfer requests.

Death Benefits

As long as the Policy remains in force, we will pay the death benefit upon receipt at our Home Office of satisfactory proof of the Insured's death. See Requesting Payments. We will pay the death benefit to the Beneficiary.

AMOUNT OF DEATH BENEFIT PAYABLE

The amount of death benefit payable equals:

 . the greater of: 1) the Specified Amount; or 2) Cash Value multiplied by the applicable corridor percentage as determined using the table of percentages shown below;

 . minus any Policy Debt on that date; and

 . minus the amount of any due and unpaid monthly deductions, if the date of death occurred during a grace period.

Under certain circumstances, we may further adjust the amount of the death benefit payable. See Incontestability and Misstatement of Age or Sex.

We determine the Specified Amount and Cash Value on the date of the Insured's death. The corridor percentage is 250% until attainment of Age 40 and declines after that as the Insured's Attained Age increases. If the table of percentages currently in effect becomes inconsistent with any Federal income tax laws and/or regulations, we reserve the right to change the table.

                       Table Of Percentages Of Cash Value

Attained      Corridor        Attained        Corridor        Attained        Corridor
  Age        Percentage         Age          Percentage         Age          Percentage
---------------------------------------------------------------------------------------
  0-40          250%             54             157%             68             117%
   41           243%             55             150%             69             116%
   42           236%             56             146%             70             115%
   43           229%             57             142%             71             113%
   44           222%             58             138%             72             111%
   45           215%             59             134%             73             109%
   46           209%             60             130%             74             107%
   47           203%             61             128%           75-90            105%
   48           197%             62             126%             91             104%
   49           191%             63             124%             92             103%
   50           185%             64             122%             93             102%
   51           178%             65             120%             94             101%
   52           171%             66             119%
   53           164%             67             118%
---------------------------------------------------------------------------------------

CHANGING THE SPECIFIED AMOUNT

After the first Policy year, you may increase the Specified Amount, provided you have paid the total planned premium for the original Specified Amount. To make a change, you must send a written request and the Policy to our Home Office. Any change in the Specified Amount may affect the cost of insurance rate and the net amount at risk, both of which may change your cost of insurance. See Cost of Insurance. Any change in the Specified Amount will affect the maximum premiums limitation.

To apply for an increase, you must complete a supplemental application and submit evidence of insurability satisfactory to us. When you request the increase, the Insured must be of the same or better risk class as at the time we issued the Policy. Any approved increase will become effective on the date shown in the supplemental Policy data page.

For an increase in the Specified Amount to become effective, you must make an additional premium payment. This payment will depend upon the amount of the increase requested and the Attained Age, sex (where appropriate), and risk class of the Insured. The required additional premium payment will be the lesser of (a) or (b), where (a) is the increase in the single premium due to the increase in the Specified Amount and (b) is the maximum limitation allowed immediately after the increase in Specified Amount, less the total premiums paid to date. The minimum increase in Specified Amount that we will allow is one which requires a $1,000 additional premium payment.

A partial withdrawal will reduce the Specified Amount. The amount of the reduction will be that which the partial withdrawal amount would purchase if paid as a single premium on the date of the withdrawal.

A change in your Specified Amount may have Federal tax consequences. See Tax Considerations.

Surrenders And Partial Withdrawals



SURRENDERS

You may cancel and surrender your Policy at any time before the Insured dies. The Policy will terminate on the Business Day we receive your request at our Home Office, and you will not be able to reinstate it.

We will pay you the Surrender Value in a lump sum unless you make other arrangements. You will incur a surrender charge if you surrender your Policy within 9 Policy years of any premium payment. A surrender may have adverse tax consequences. (See Tax Considerations.)

PARTIAL WITHDRAWALS

After the first Policy year, you may make one partial withdrawal each Policy year (until the maturity date). You may withdraw up to the amount of your Cash Value which exceeds the sum of the premiums paid and outstanding Policy Debt.

We will deduct a processing fee from each partial withdrawal. See Partial Withdrawal Processing Fee. No surrender charge will apply.

When you request a partial withdrawal, you can direct how we deduct the withdrawal from your Cash Value. If you provide no directions, we will deduct the partial withdrawal first from the Investment Subdivisions on a pro-rata basis, in proportion to the Cash Value in each Investment Subdivision. We will deduct any remaining amount from the Guarantee Account, starting with the amounts that have been in the Guarantee Account for the longest period of time.

EFFECT OF PARTIAL WITHDRAWALS ON CASH VALUE AND DEATH BENEFIT PROCEEDS

A partial withdrawal will reduce the Cash Value by the amount of the partial withdrawal. A partial withdrawal will reduce the death benefit Proceeds by the amount which the partial withdrawal amount would purchase if paid as a single premium on the date of the withdrawal.

Loans




GENERAL

You may borrow up to the following amount:

 . 90% of the difference between your Cash Value at the end of the Valuation
  Period during which we received your loan request and any surrender charges on the date of the loan;

 . less any outstanding Policy Debt.

You may request Policy loans by writing our Home Office. The minimum loan amount is $500.

When we make a loan, we transfer an amount equal to the loan proceeds from your Cash Value in Separate Account III and the Guarantee Account to our General Account and hold it as "collateral" for the loan. If you do not direct an allocation for this transfer, we will make it first on a pro-rata basis from each Investment Subdivision in which you have invested; then we will take the amount from the amounts you allocated to the Guarantee Account starting with the amounts that have been in the Guarantee Account for the longest period of time. We will pay interest at an annual rate of at least 4% on the amount transferred to the General Account.

INTEREST RATE CREDITED

Currently, we credit interest at an annual rate of 6% for that part of the General Account Cash Value up to an amount equal to the Cash Value less the total of all premium payments made. We credit an annual rate of 4% to that part of the General Account Cash Value in excess of the above amount. For purposes of crediting these two rates of interest, we will use the Cash Value as calculated on the preceding Monthly Anniversary Day. We reserve the right to decrease, at our discretion, the rate of interest we credit to any portion of General Account Cash Value to an annual rate of not less than 4%. On each Policy anniversary, the interest earned since the preceding Policy anniversary will be credited and transferred to Separate Account III and/or the Guarantee Account. Absent written instructions, we will allocate this amount among the Investment Subdivisions and/or the Guarantee Account in the same manner as Policy loans are allocated.

INTEREST RATE CHARGED

We will charge interest daily on any outstanding Policy loan at a maximum effective annual rate of 6%. Interest is due and payable at the end of each Policy year while a Policy loan is outstanding. If, on any Policy anniversary, you have not paid interest accrued since the last Policy anniversary, we add the amount of the interest to the loan and this becomes part of your outstanding Policy Debt. Absent written instructions, we transfer the interest due first on a pro-rata basis from each Investment Subdivision in which you have invested; then we will take the remaining interest due from the amounts you allocated to the Guarantee Account, starting with the amounts that have been in the Guarantee Account for the longest period of time.

REPAYMENT OF POLICY DEBT

You may repay all or part of your Policy Debt at any time while the Insured is living and the Policy is in force. We will treat any payments by you (other than initial or planned premiums) first as the repayment of any outstanding Policy Debt. We will treat the portion of the payment in excess of any outstanding Policy Debt as an additional premium payment. See Premiums.

When you repay a loan, we transfer an amount equal to the repayment from our General Account to Separate Account III and/or the Guarantee Account and allocate it as you directed when you repaid the loan. If you provide no directions, we will allocate the amount according to your standing instructions for premium allocations.

You must send loan repayments to our Home Office. We will credit the repayments as of the date we receive them.

EFFECT OF POLICY LOANS

A Policy loan affects the Policy, because we reduce the death benefit Proceeds and Surrender Value under the Policy by the amount of any outstanding loan plus interest you owe on the loan. Repaying the loan causes the death benefit Proceeds and Surrender Value to increase by the amount of the repayment. As long as a loan is outstanding, we hold an amount equal to the loan as collateral. This amount is not affected by Separate Account III's investment performance or the interest we credit on the Guarantee Account. Amounts transferred from Separate Account III as collateral will affect the Cash Value because we credit such amounts with an interest rate we declare rather than a rate of return reflecting the investment performance of Separate Account III and/or the interest rate credited to amounts in the Guarantee Account.

There are risks involved in taking a Policy loan, a few of which include the potential for a Policy to lapse if projected earnings, taking into account outstanding loans, are not achieved. A Policy loan may also have possible adverse tax consequences that could occur if a Policy lapses with loans outstanding. See Tax Considerations.

We will notify you if the sum of your loans plus any interest you owe on the loans is more than the Cash Value less applicable surrender charges. If you do not submit a sufficient payment within 61 days from the date of the notice, your Policy may terminate.

Termination



PREMIUM TO PREVENT TERMINATION

Generally, if on a Monthly Anniversary Day, the Surrender Value of your Policy is too low to cover the monthly deduction, a Policy will be in default and a grace period will begin. In that case, we will mail you notice of the premium necessary to prevent your Policy from terminating. You will have a 61-day grace period from the date we mail the notice to make the required premium payment.

So long as there is outstanding Policy Debt, we will treat that portion of any sufficient payment received during the grace period that is less than or equal to the amount of the Policy Debt as a repayment of Policy Debt and not as an additional premium payment. If we treat a payment as a repayment of outstanding Policy Debt, we will transfer the amount of Cash Value held in our General Account (as security for that part of the Policy Debt being repaid) into Separate Account III and/or the Guarantee Account, which increases the Surrender Value of the Policy, thereby preventing termination.

YOUR POLICY WILL REMAIN IN EFFECT DURING THE GRACE PERIOD

If the Insured should die during the grace period before you pay the required premium, the death benefit will still be payable to the Beneficiary, although we will reduce the amount of the death benefit Proceeds by the amount of any due and unpaid monthly deductions and by any outstanding Policy Debt. If you have not paid the required premium before the grace period ends, your Policy will terminate. It will have no value and no benefits will be payable. However, you may reinstate your Policy under certain circumstances.

REINSTATEMENT

If you have not surrendered your Policy and it is before the Maturity Date, you may reinstate your Policy within three years after termination, subject to compliance with certain conditions, including the payment of a necessary premium and submission of satisfactory evidence of insurability. See your Policy for further information. Any Policy Debt that existed at the end of the grace period will be reinstated if not paid. On the date of reinstatement, the Cash Value less any outstanding Policy Debt will be allocated to the Investment Subdivisions of Separate Account III and/or the Guarantee Account.

Payments and Telephone Transactions

REQUESTING PAYMENTS

You may send your written requests for payment to our Home Office or give them to one of our authorized agents. We will ordinarily pay any Proceeds, loan proceeds or surrender or partial withdrawal Proceeds in a lump sum within seven days after receipt at our Home Office of all the documents required for such a payment. Other than the death benefit Proceeds, which we determine as of the date of the Insured's death, the amount we pay is as of the end of the Valuation Period during which our Home Office receives all required documents. We may pay your death benefit Proceeds in a lump sum or under an optional payment plan. See Optional Payment Plans.

In most cases, when death benefit payments are paid in a lump sum, we will pay the death benefit payments by establishing an interest bearing account, called the "Secure Access Account," for the beneficiary, in the amount of the death benefit payments payable. We will send the beneficiary a checkbook within 7 days afer we receive all the required documents, and the beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit payments payable. The Secure Access Account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Secure Access Accounts.

Any death benefit Proceeds that we pay in one lump sum will include interest from the date of death to the date of payment. We will pay interest at a rate we set, or a rate set by law if greater. The minimum interest rate which we may pay is 2.5%. We will not pay interest beyond one year or any longer time set by law. We will reduce death benefit Proceeds by any outstanding Policy Debt and any due and unpaid monthly deductions.

We may delay making a payment or processing a transfer request if:

 . the disposal or valuation of Separate Account III's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or

 . the SEC by order permits postponement of payment to protect our Policy
  Owners.

We also may defer making payments attributable to a check that has not cleared the bank on which it is drawn. We reserve the right to defer payments from the Guarantee Account for up to six months. We will not defer payments if the law requires us to pay earlier, or if the amount payable is to be used to pay premiums on policies with us.

TELEPHONE TRANSACTIONS

You may make certain requests under your Policy by calling us provided we received your prior written authorization at our Home Office. Such requests include requests for transfers and changes in premium allocations, dollar-cost averaging, and portfolio rebalancing.

By completing the telephone authorization form, you agree that we will not be liable for any loss, liability, cost or expense when we follow the telephone instructions we receive. If we later determine that you did not make a telephone request, or the request was made without your authorization, you will bear any loss that resulted from such unauthorized transaction. We will employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, among others,

 . requiring you or a third party you authorized to provide some form of personal identification before we act on the telephone instructions,

 . confirming the telephone transaction in writing to you or a third party you authorized, and/or

 .  tape recording telephone instructions.

If we do not follow reasonable procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We reserve the right to limit telephone transactions.

To request a telephone transaction, please call us at 1-800-353-9910.

Tax Considerations


FEDERAL TAX MATTERS


INTRODUCTION

This part of the Prospectus discusses the Federal income tax treatment of the Policy. The Federal income tax treatment of the Policy is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances.

This discussion is general and is not intended as tax advice. It does not address all of the Federal income tax rules that may affect you and your Policy. This discussion also does not address Federal estate or gift tax consequences, or state or local tax consequences, associated with a Policy. As a result, you should always consult a tax advisor about the application of tax rules to your individual situation.

TAX STATUS OF THE POLICY

Federal income tax law generally grants favorable treatment to life insurance: the proceeds paid on the death of the insured are excluded from the gross income of the beneficiary, and the Owner is not taxed on increases in the cash value unless amounts are distributed while the Insured is alive. For this treatment to apply to your Policy, the premiums paid for your Policy must not exceed a limit established by the tax law. An increase or decrease in the Policy's Specified Amount may change this premium limit.

We will monitor the premiums paid for your Policy to keep them within the tax law's limit. However, for your Policy to receive favorable tax treatment as life insurance, two other requirements must be met:

 . The investments of Separate Account III must be "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations; and

 . your right to choose particular investments for a Policy must be limited.

Investments in Separate Account III must be diversified. The IRS has issued regulations that prescribe standards for determining whether the investments of Separate Account III, including the assets of the Funds in which Separate Account III invests, are "adequately diversified." If Separate Account III fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the Cash Value over the premiums paid for the Policy.

Although we do not control the investments of all of the Funds (the Company only indirectly controls those of GE Investments Funds, Inc., through an affiliated company), we expect that the Funds will comply with the IRS regulations so that Separate Account III will be considered "adequately diversified."

Restrictions on the extent to which you can direct the investment of Cash Values. Federal income tax law limits your right to choose particular investments for the Policy. The U.S. Treasury Department stated in 1986 that it expected to issue guidance clarifying those limits, but it has not yet done so. Thus, the nature of the limits is currently uncertain. As a result, your right to allocate Cash Values among the

Funds may exceed those limits. If so, you would be treated as the owner of a portion of the assets of Separate Account III and thus subject to current taxation on the income and gains from those assets.

The Company does not know what limits may be set forth in any guidance that the Treasury Department may issue, or whether any such limits will apply to existing Policies. The Company therefore reserves the right to modify the Policy without your consent to attempt to prevent the tax law from considering you to own a portion of the assets of Separate Account III.

No guarantees regarding tax treatment: The Company makes no guarantees regarding the tax treatment of any Policy or of any transaction involving a Policy. However, the remainder of this discussion assumes that your Policy will be treated as a life insurance contract for Federal income tax purposes and that the tax law will not impose tax on any increase in your Cash Value until there is a distribution from your Policy.

TAX TREATMENT OF POLICIES -- GENERAL

Death Proceeds and Cash Value increases: A Policy's treatment as life insurance for Federal income tax purposes generally has the following results:

 . Death Proceeds are excludable from the gross income of the Beneficiary.

 . You are not taxed on increases in the Cash Value unless amounts are distributed from the Policy while the Insured is alive.

 . The taxation of amounts distributed while the Insured is alive -- and, in particular, partial withdrawals and loans -- depends upon whether your Policy is a "modified endowment contract." A partial withdrawal occurs when you receive less than the total amount of the Policy's Surrender Value; receipt of the entire Surrender Value is a full surrender. The term "modified endowment contract," or "MEC," is defined below.

TAX TREATMENT OF MODIFIED ENDOWMENT CONTRACTS

Definition of a "modified endowment contract:" A Policy will be classified as a MEC if either of the following is true:

 . If premiums are paid more rapidly than allowed by a "7-pay test" under the tax law. At your request, we will let you know the amount of premium that may be paid for your Policy in any year that will avoid MEC treatment under the 7-pay test.

 . If the Policy is received in exchange for another policy that is a MEC.

In most cases, this Policy will constitute a MEC.

Tax treatment of distributions, including loans, from MECs: If a Policy is classified as a MEC, the following special rules apply:

 . A partial withdrawal will be taxable to you to the extent that the Cash Value exceeds your "investment in the contract," as defined below.

 . A full surrender and any maturity benefits paid will be taxable to the extent the amount received plus Policy Debt exceeds your investment in the contract.

 . A loan from the Policy (together with any unpaid interest included in Policy
  Debt), and the amount of any assignment or pledge of the Policy, will be taxed in the same manner as a partial withdrawal.

 . A penalty tax of 10% will be imposed on the amount of any full surrender or partial withdrawal, loan and unpaid loan interest included in Policy Debt, assignment, or pledge on which you must pay tax. However, the penalty tax does not apply to a distribution made:

 (1) after you attain age 59 1/2,

 (2) because you have become disabled, within the meaning of the tax law, or

 (3) in substantially equal periodic payments (not less frequently then annually) made over your life or life expectancy (or over the joint lives or life expectancies of you and your beneficiary, within the meaning of the tax law).

You will be taxed on income from this Policy at ordinary income tax rates, not at lower capital gains tax rates. Your "investment in the contract" generally equals the total of the premiums paid for your Policy plus the amount of any loan that was includible in your income, reduced by any amounts you previously received from the Policy that you did not include in your income.

Special rules if you own more than one MEC: All MECs that we (or any of our affiliates) issue to you within the same calendar year will be combined to determine the amount of any distribution from the Policy that will be taxable to you.

Interpretative issues: The tax law's rules relating to MECs are complex and open to considerable variation in interpretation. You should consult your tax advisor before making any decisions regarding changes in coverage under or distributions from your Policy.

TAX TREATMENT OF POLICIES THAT ARE NOT MECS

Partial withdrawals and full surrenders and maturity proceeds: If your Policy is not a MEC, you will generally pay tax on the amount of a partial withdrawal only to the extent it exceeds your "investment in the contract." Similarly, full surrenders and maturity proceeds are taxable to the extent the amount received plus Policy Debt exceeds your "investment in the contract."

Loans: A loan received under a non-MEC Policy (i.e., Policy Debt) normally will be treated as your indebtedness. Hence, so long as the Policy remains in force, you will generally not be taxed on any part of a Policy loan. However, it is possible that you could have additional income for tax purposes if any of your Policy loan is attributable to Cash Value in excess of premium payments made. If your Policy terminates (by a full surrender or by a lapse) while the Insured is alive, you will be taxed on the amount (if any) by which the Policy Debt plus any amount received in cash exceeds your investment in the contract.

OTHER TAX RULES APPLICABLE TO THE POLICIES

Special rule for certain cash distributions in the first 15 Policy years: During the first 15 years after your Policy is issued, if we distribute cash to you and reduce the death Proceeds (e.g., by decreasing the Policy's Specified Amount), you may be required to pay tax on all or part of the cash payment, even if it is less than your investment in the contract. This also may occur if we distribute cash to you up to two years before the Proceeds are reduced, or if the cash payment is made in anticipation of the reduction. However, you will not be required to pay tax on more than the amount by which your Cash Value exceeds your investment in the contract.

Loan interest: Generally, interest paid on Policy Debt or other indebtedness related to the Policy will not be tax deductible, except in the case of certain indebtedness under a Policy covering a "key person." A tax advisor should be consulted before taking any Policy loan.

Loss of interest deduction where Policies are held by or for the benefit of corporations, trusts, etc.: If an entity (such as a corporation or a trust, not an individual) purchases a Policy or is the beneficiary of a Policy issued after June 8, 1997, a portion of the interest on indebtedness unrelated to the Policy may not be deductible by the entity. However, this rule does not apply to a Policy owned by an entity engaged in a trade or business which covers the life of an individual who is:

 . a 20% owner of the entity, or

 . an officer, director, or employee of the trade or business,

at the time first covered by the Policy. Entities that are considering purchasing the Policy, or that will be Beneficiaries under a Policy, should consult a tax advisor.

Optional payment plans: If death Proceeds under the Policy are paid under one of the optional payment plans, the Beneficiary will be taxed on a portion of each payment (at ordinary income tax rates). The Company will notify the Beneficiary annually of the taxable amount of each payment. However, if the death Proceeds are held by the Company under Optional Payment Plan 4 (interest income), the Beneficiary will be taxed on the interest income as it is credited.

Other considerations: The right to exchange the Policy for a permanent fixed benefit policy (see "Exchange Privilege"), the right to change Owners (see "Change of Owner"), and changes reducing future amounts of death Proceeds may have tax consequences depending upon the circumstances of each exchange or change.

INCOME TAX WITHHOLDING

We may be required to withhold and pay to the IRS a part of the taxable portion of each distribution made under a Policy. However, in many cases, the recipient may elect not to have any amounts withheld. You are responsible for payment of all taxes and early distribution penalties, regardless of whether you request that no taxes be withheld or if we do not withhold a sufficient amount of taxes. At the time you request a distribution from the Policy, we will send you forms that explain the withholding requirements.

TAX STATUS OF THE COMPANY

Under existing Federal income tax law, we do not expect to incur any Federal income tax liability on the income or gains in Separate Account III. Based upon this expectation, we do not impose a charge for Federal income taxes. If Federal income tax law changes and we are required to pay taxes on some or all of the income and gains earned by Separate Account III, we may impose a charge for those taxes.

We may also incur state and local taxes, in addition to premium taxes for which a deduction from premiums is currently made. At present, these taxes are not significant. If there is a material change in state or local tax laws, we may impose a charge for any taxes attributable to Separate Account III.

CHANGES IN THE LAW AND OTHER CONSIDERATIONS

This discussion is based on our understanding of the Federal income tax law existing on the date of this Prospectus. Congress, the IRS, and the courts may modify these laws at any time, and may do so retroactively. Any person concerned about the tax implications of ownership of a Policy should consult a tax advisor.

Other Policy Information


EXCHANGE PRIVILEGE

During the first 24 Policy Months, you may convert the Policy to a permanent fixed benefit Policy offered by us or by one of our affiliates. The amount of your new policy will be the Specified Amount of this Policy on the date of the exchange. We will base premiums on the same Age at issue and risk classification of the Insured as the existing Policy. The conversion will be subject to an equitable adjustment in payments and Cash Value to reflect variances, if any, in the payments and Cash Value under the existing policy and the new Policy. See your Policy for further information.

BENEFITS AT MATURITY

If your Policy is in effect at the maturity date, we will pay you your Policy's Cash Value less any outstanding Policy Debt. This is your Policy's maturity value. We may pay benefits at maturity in a lump sum or under an optional payment plan. The maturity date is shown in your Policy.

OPTIONAL PAYMENT PLANS

The Policy currently offers the following five optional payment plans as alternatives to the payment of a death benefit Proceeds or Surrender Value in a lump sum:

Plan 1 -- Life Income. We will make equal monthly payments for a guaranteed minimum period. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. If the payee dies before the end of the guaranteed period, we will discount the amount of remaining payments for the minimum period at a yearly rate of 3%. Discounted means we will deduct the amount of interest each remaining payment would have included had it not been paid out early. We will pay the discounted amounts in one sum to the payee's estate unless otherwise provided.

Plan 2 -- Income For A Fixed Period. We will make equal periodic payments for a fixed period not longer than 30 years. Payments can be annual, semi-annual, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at a yearly rate of 3%. We will pay the discounted amount in one sum to the payee's estate unless otherwise provided.

Plan 3 -- Income of a Definite Amount. We will make equal periodic payments of a definite amount. Payments can be annual, semi-annual, quarterly, or monthly. The amount we pay each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in one sum to the payee's estate unless otherwise provided.

Plan 4 -- Interest Income. We will make periodic payments of interest earned from the proceeds left with us. Payments can be annual, semi-annual, quarterly or monthly and will begin at the end of the first period chosen. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest in one sum to the payee's estate unless otherwise provided.

Plan 5 -- Joint Life and Survivor Income. We will make equal monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10 year period at a yearly rate of 3%. We will pay the discounted amount in one sum to the survivor's estate unless otherwise provided.

In selecting an optional payment plan: (1) the payee under a plan cannot be a corporation, association or fiduciary; (2) the Proceeds applied under a plan must be at least $10,000; and (3) the amount of each payment under a plan must be at least $50.

You may select an optional payment plan in your application or by writing our Home Office. We will transfer any amount left with us for payment under an optional payment plan to our General Account. Payments under an optional payment plan will not vary with the investment performance of Separate Account III because they are forms of fixed-benefit annuities. Amounts allocated to an optional payment plan will earn interest of at least 3.0% compounded annually. Certain conditions and restrictions apply to payments received under an optional payment plan. For further information, please review your Policy or contact one of our authorized agents.

DIVIDENDS

The Policy is non-participating. We will not pay dividends on the Policy.

INCONTESTABILITY

The Policy limits our right to contest the Policy as issued or as increased, except for material misstatements contained in the application or a supplemental application, after it has been in force during the Insured's lifetime for a minimum period, generally for two years from the Policy Date or effective date of the increase. This provision generally does not apply to riders that provide disability benefits (subject to state exception).

SUICIDE EXCLUSION

If the Insured commits suicide while sane or insane within two years of the Policy Date, we will limit the death benefit Proceeds we pay under the Policy to all premiums paid (other than those required for an increase in Specified Amount and those applied to repay Policy Debt), less outstanding Policy Debt and less amounts paid upon partial withdrawal of the Policy.

If the Insured commits suicide while sane or insane within two years after the effective date of an increase in the Specified Amount, we will limit the death benefit

Proceeds with respect to the increase. The death benefit thus limited will equal the additional premium payment required for the increase. Any limited amount payable pursuant to the suicide exclusion will be treated as death benefit proceeds and paid to the Beneficiary.
MISSTATEMENT OF AGE OR SEX

We will adjust the Proceeds if you misstated the Insured's Age or sex in your application. Please see your Policy for details.

WRITTEN NOTICE

You should send any written notice to us at our Home Office. The notice should include the Policy number and the Insured's full name. We will send any notice to the address shown in the application unless an appropriate address change form has been filed with us.

TRUSTEE

If you name a trustee as the Owner or Beneficiary of the Policy and the trustee subsequently exercises ownership rights or claims benefits thereunder, we will have no obligation to verify that a trust is in effect or that the trustee is acting within the scope of his/her authority. Payment of Policy benefits to the trustee will release us from all obligations under the Policy to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

OTHER CHANGES

At any time, we may make such changes in the Policy as are necessary to assure compliance at all times with the definition of life insurance prescribed by the
Code:

 . to make the Policy, our operations, or the operation of Separate Account III to conform with any law or regulation issued by any government agency to which they are subject; or

 . to reflect a change in the operation of Separate Account III, if allowed by the Policy.

Only the President or Vice President of GE Life & Annuity has the right to change the Policy. No agent has the authority to change the Policy or waive any of its terms. An officer of GE Life & Annuity must sign all endorsements, amendments, or riders to be valid.

REPORTS

We maintain records and accounts of all transactions involving the Policy, Separate Account III and Policy Debt. Within 30 days after each Policy anniversary, we will send you a report showing information about your Policy. The report will show:

 .  Specified Amount;

 .  the Cash Value in each Investment Subdivision and the Guarantee Account;

 .  the Surrender Value;

 .  Policy Debt; and

 .  premiums paid and charges made during the Policy year.

We also will send you an annual and a semi-annual report for each Fund underlying an Investment Subdivision to which you have allocated Cash Value, as required by the 1940 Act. In addition, when you pay premiums (other than by pre-authorized checking account deduction), or if you take out a Policy loan, make transfers or make partial withdrawals, you will receive a written confirmation of these transactions.

CHANGE OF OWNER

You may change the Owner of the Policy by sending a written request on a form satisfactory to us to our Home Office while the Insured is alive and the Policy is in force. The change will take effect the date you sign the written request, but the change will not affect any action we have taken before we receive the written request. A change of Owner does not change the Beneficiary designation.

USING THE POLICY AS COLLATERAL

You can assign the Policy as collateral security. You must notify us in writing on a form satisfactory to us if you assign the Policy. Any payments we made before the assignment will not be affected. We are not responsible for the validity of an assignment. An assignment may affect your rights and the rights of the Beneficiary.

REINSURANCE

We may reinsure a portion of the risks assumed under the Policies.

LEGAL PROCEEDINGS

GE Life & Annuity, like all other companies, is involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurance companies, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, GE Life & Annuity believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on it or Separate Account III.

Additional Information

SALE OF THE POLICIES

We have entered into an underwriting agreement with Capital Brokerage Corporation (doing business in Indiana, Minnesota, New Mexico, and Texas as GE Capital Brokerage Corporation) (the "Underwriter") for the distribution and sale of the Policies. Pursuant to this agreement, the Underwriter serves as principal underwriter for the Policies. The Underwriter is located at 6630 W. Broad St., Richmond, Virginia 23230. The Underwriter was organized as a corporation under the laws of the state of Washington in 1981 and is an affiliate of ours. The Underwriter is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc.

The Underwriter offers the Policies through its registered representatives who are registered with the NASD and with the states in which they do business. Registered representatives with the Underwriter are also licensed as insurance agents in the states in which they do business and are appointed with us.

The Underwriter also enters into selling agreements with an affiliated broker-dealer (Terra Securities Corporation) and independent broker-dealers to sell the Policies. The registered representatives of these selling firms are registered with the NASD and with the states in which they do business, are licensed as insurance agents in the states in which they do business and are appointed with us.

We pay sales commissions and other marketing related expenses to the Underwriter for promotion and sales of the Policies by its registered representatives as well as by selling firms. In the first Policy year, the selling firm will receive aggregate commission of up to approximately 7.0% of the initial premium payment. This commission may be returned to us if the Policy is not continued through the first Policy Year. We may on occassion pay a higher commission for a short period of time as a special promotion. In the case of sales by the Underwriter's registered representatives, a portion of the sales commission is passed through the Underwriter to its registered representative who sold the Policy. Because the Underwriter is our affiliate, their registered representatives are eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation programs that we offer, such as conferences, trips, prizes and awards.

The Underwriter also receives 12b-1 fees from Janus Aspen Series.

In the case of sales by selling firms, the Underwriter passes through the entire amount of the sales commission to the selling firm whose registered representative sold the Policy. The selling firm may retain a portion of the commission before it pays the registered representative who sold the Policy.

We may also make payments for services that do not directly involve the sales of the Policies. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

We intend to recover commissions, marketing, administrative and other expenses and costs of Policy benefits through fees and charges imposed under the Policies. Commissions paid on the Policies, including other incentives and payments, are not charged directly to you or to the Account Value.

LEGAL MATTERS

The legal matters in connection with the Policy described in this prospectus have been passed on by Donita King, Senior Vice President, General Counsel and Secretary of GE Life & Annuity. Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on matters relating to the Federal securities laws.

EXPERTS

The consolidated financial statements of GE Life and Annuity Assurance Company and subsidiary as of December 31, 2000 and 1999, and for each of the years in the three-year period ended December 31, 2000, and the financial statements of GE Life & Annuity Separate Account III, as of December 31, 2000 and for each of the years or lesser periods in the three-year period ended December 31, 2000, have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

The report of KPMG LLP dated January 22, 2001 with respect to the consolidated financial statements of GE Life and Annuity Assurance Company and subsidiary, contains an explanatory paragraph that states that the Company changed its method of accounting for insurance-related assessments in 1999.

ACTUARIAL MATTERS

Actuarial matters included in this prospectus have been examined by Paul Haley, an actuary of GE Life & Annuity, whose opinion we filed as an exhibit to the registration statement.

FINANCIAL STATEMENTS

You should distinguish the consolidated financial statements of GE Life and Annuity Assurance Company and subsidiary included in this prospectus from the financial statements of Separate Account III. Please consider the consolidated financial statements of GE Life and Annuity Assurance Company and subsidiary only as bearing on our ability to meet our obligations under the Policies. You should not consider the consolidated financial statements of GE Life and Annuity Assurance Company and subsidiary as affecting the investment performance of the assets held in Separate Account III.

EXECUTIVE OFFICERS AND DIRECTORS

We are managed by a board of directors. The following table sets forth the name, address and principal occupations during the past five years of each of our executive officers and directors.

                           Positions and Offices with Depositor for Last Five
 Name                                             years
-------------------------------------------------------------------------------
 Pamela S. Schutz        Chairman of the Board and Chief Executive Officer for
                         GE Financial Assurance, 6/2000; Director, President,
                         GE Life & Annuity since 5/98; President of The Harvest
                         Life Insurance Company 9/97-12/98; President, GE
                         Capital Realty Group 2/78-5/97.

 Selwyn L. Flournoy, Jr. Director, GE Life & Annuity since 5/89; Senior Vice
                         President, GE Life & Annuity, since 1980; Chief
                         Financial Officer 1980-1998.

 Victor C. Moses         Director, GE Life & Annuity, since 5/96; Director of
                         GNA since April, 1994; Senior Vice President, Business
                         Development and Chief Actuary of GNA since May, 1993.

 Thomas M. Stinson       Director and Senior Vice President, Senior Vice
                         President GE Life and Annuity Assurance Company, since
                         4/00. President; Personal Financial Services GE Life
                         and Annuity Assurance Company; General Manager Home
                         Depot Credit Services 1989-1999.

 Leon E. Roday           Senior Vice President & Director, GE Life & Annuity
                         since 6/99; Senior Vice President & Director, GE
                         Financial Assurance since 1996. LeBoeuf, Lamb, Greene
                         & MacRae, L.L.P. 1982-1996.

 Geoffrey S. Stiff       Senior Vice President, GE Life & Annuity, since 3/99;
                         Director, GE Life & Annuity, since 5/96; Vice
                         President, GE Life & Annuity 5/96-3/99; Director of
                         GNA since April, 1994; Senior Vice President, Chief
                         Financial Officer and Treasurer of GNA since May,
                         1993; Senior Vice President, Controller and Treasurer
                         of GNA Investors Trust since 1993.

 Donita M. King          Senior Vice President, General Counsel and Secretary,
                         GE Life & Annuity since 3/99, Assistant General
                         Counsel, Prudential Insurance Company of America,
                         3/89-3/99.

 Elliot A. Rosenthal     Director and Senior Vice President of GE Life and
                         Annuity Assurance Company since June, 2000; Senior
                         Vice President and Senior Investment Officer of the GE
                         Financial Assurance Institutional Stable Value Group
                         since 1982.

 Timothy C. Stonesifer   Senior Vice President and Chief Financial Officer of
                         GE Life and Annuity Assurance Company since July,
                         2000; Chief Financial Officer of UFILC, 2/98 to
                         7/2000; Auditor and Financial Analyst, General
                         Electric Corporation, 7/89-2/98.

 Gary T. Prizzia         Treasurer, GE Life and Annuity Assurance/GE Financial
                         Assurance Company since 1/00. Treasurer/Risk Manager,
                         Budapest Bank, 10/96-01/00.

 Kelly L. Groh           Vice President and Controller/Sr. Finance Analyst, GE
                         Life and Annuity Assurance Company since 3/96; Staff
                         Accountant, Price Waterhouse, 9/90-3/96.
-------------------------------------------------------------------------------

The principal business address of each person listed, unless otherwise indicated, is GE Life and Annuity Assurance Company, 6610 W. Broad Street, Richmond, Virginia 23230.

The principal business address for Mr. Roday is GE Life and Annuity Assurance Company, 6604 W. Broad Street, Richmond, Virginia 23230.

The principal business address for Mr. Stinson is GE Life and Annuity Assurance Company, 6630 W. Broad Street, Richmond, Virginia 23230.

The principal business address for Mr. Moses is GNA Corporation, Two Union Square, 601 Union Street, Seattle, WA 98101.

The principal business address for Mr. Prizzia is GE Life and Annuity Assurance Company, 6620 W. Broad Street, Richmond, Virginia 23230.

OTHER INFORMATION

We have filed a Registration Statement with the SEC, under the Securities Act of 1933 as amended, for the Policies being offered here. This Prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about Separate Account III, the Company, and the Policies offered. Statements in this Prospectus about the content of Policies and other legal instruments are summaries. For the complete text of those Policies and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

Hypothetical Illustrations

The following tables illustrate how the death benefits, Cash Values and Surrender Values of a Policy change with the investment experience of Separate Account III and with changes in the cost of insurance charges. The tables illustrate the Policy values that would result based upon the hypothetical investment rates of return if premiums are paid as indicated, if all premiums are allocated to Separate Account III, and if no Policy loans, partial withdrawals or transfer requests have been made. The tables are also based on the assumption that the Policyowner has not requested an increase in the Specified Amount of the Policy.

The tables illustrate a Policy issued to a male, age 55, with a total planned premium of $50,000. The first two illustrations show a single premium of $50,000 paid at issue, with no further premiums. The third, fourth, fifth and sixth illustrations show an annual premium of $10,000 payable for five years, with no further premiums. The specified insurance amount for the first four illustrations is $141,964. Because the fifth and sixth illustrations show a rating of 200% (substandard), the specified insurance amount is $125,475. The second column of each illustration shows the accumulated value of the premiums paid at the stated interest rate. The remaining columns illustrate the death benefit, Cash Value and Surrender Value of a Policy over the designated period under varying assumptions of investment rates of return and cost of insurance charges. Death benefits, cash and surrender values also take into account charges deducted from premium payments. (See Charges and Deductions.)

The guaranteed cost of insurance charges allowable under the Policy (shown in the illustrations as "maximum") are based upon the 1980 Commissioners' Standard Ordinary Mortality Table, adjusted for any substandard rating class. These guaranteed charges are used to determine the maximum monthly deduction for cost of insurance. GE Life & Annuity currently deducts lower cost of insurance charges (shown in the illustrations as "current") and anticipates deducting these charges for the foreseeable future.

The current cost of insurance charge equals the current cost of insurance rate multiplied by the net amount at risk under the Policy. Policies qualifying for the Preferred Funding Risk Class may have a lower cost of insurance charge. (See Cost of Insurance provision of the prospectus.)

The illustration columns using the guaranteed cost of insurance charges will show the minimum values that would be available under the Policy's terms based on the assumed investment rates of return of 0%, 6% or 12%. The death benefits, Cash Values and Surrender Values would be different from those shown if the gross annual investment rates of return averaged 0%, 6% or 12%, over a period of years, but fluctuated above and below those averages for individual Policy years.

The illustration columns using the cost of insurance charges currently deducted by GE Life & Annuity assume those current cost of insurance charges are continued for the entire period indicated. Although GE Life & Annuity currently makes deductions for cost of insurance based upon the current charges, and anticipates continuing such practice for the foreseeable future, THERE IS NO GUARANTEE THAT SUCH CHARGES WILL BE CONTINUED. At the discretion of GE Life & Annuity, the charges could be increased or decreased, based upon its estimate of expected mortality. Thus, the values in the illustrations using current cost of insurance charges indicate values that would be available, assuming the stated investment rates of return, if the current cost of insurance charges are continued. THOSE COLUMNS DO NOT ILLUSTRATE VALUES THAT WOULD BE GUARANTEED IF THE HYPOTHETICAL INVESTMENT RATES OF RETURN WERE EARNED.

The amounts shown for the death benefit, Cash Values and Surrender Values reflect the fact that the net investment return of the Investment Subdivision is lower than the gross, after-tax return on the assets held in the particular Fund as a result of expenses paid by it and charges levied against the Investment Subdivision. The illustrations take into account a charge of 0.65%, which represents the average investment advisory fee of the Funds, and a charge of 0.12%, which represents the average annual other expenses of the Funds. Assumed charges for fees and other expenses, as an annual percentage of the average daily net assets of the Funds, are based on the actual fees and expenses incurred by the funds in 1999, or on estimates as described below. Actual fees and expenses charged to a Policy will depend on the Investment Subdivisions chosen by the Policyowner. The illustrations also take into account the daily charges by GE Life & Annuity to an Investment Subdivision for assuming mortality and expense risks and administrative expenses, which is equivalent to a charge at an annual rate of 1.30% of the net assets of the Investment Subdivision. After deduction of these amounts, the illustrated gross annual investment rates of return of 0%, 6% and 12% correspond to approximate net annual rates of -2.07%, 3.93% and 9.93%, respectively.

The annual expenses used for all the funds in these illustrations are net of certain reimbursements and fee waivers by the Funds' investment advisors. GE Life & Annuity cannot guarantee that the reimbursements and fee waivers will continue.

All of the information used to determine average fees and expenses for the illustrations was provided by the Funds. In some cases, estimates were substituted by the Funds for the actual fees and expenses. GE Life & Annuity does not represent that such estimates are true and complete, and has not independently verified these figures.

The hypothetical values shown in the tables do not reflect any charges for Federal income taxes against Separate Account III, since GE Life & Annuity is not currently making such charges. However, such charges may be made in the future and, in that event, the gross annual investment rate of return would have to exceed 0%, 6% or 12% by an amount sufficient to cover the tax charges in order to produce the death benefits and Cash Values illustrated. (See Federal Tax Matters.)

The tables also do not reflect any reduction in sales charges available to certain groups (See Reduction in Charges for Group Sales); if the reduced charges were illustrated they would show increased Cash Values.

Upon request, GE Life & Annuity will provide a comparable illustration based upon the proposed Insured's age, sex, where appropriate, and risk class and the proposed premium payments.

Variable Life Insurance

Male Issue Age 55                      Initial Specified Amount          $141,964
Rating 100% (Standard)                 Initial Premium                    $50,000
Level Death Benefit                    Total Planned Premium (1)          $50,000

                    0% Assumed Hypothetical  6% Assumed Hypothetical   12% Assumed Hypothetical
                    Gross Annual Investment  Gross Annual Investment    Gross Annual Investment
         Premiums     Return with Maximum      Return with Maximum        Return with Maximum
        Accumulated      Charges (2)(3)           Charges (2)(3)            Charges (2)(3)
End of     At 5%    ------------------------ ------------------------ ---------------------------
Policy   Interest   Surrender  Cash   Death  Surrender  Cash   Death  Surrender  Cash     Death
 Year    Per Year     Value   Value  Benefit   Value   Value  Benefit   Value    Value   Benefit
-------------------------------------------------------------------------------------------------
 1         52,500    44,759   47,759 141,964  47,727   50,727 141,964   50,696   53,696   141,964
 2         55,125    42,458   45,458 141,964  48,394   51,394 141,964   54,691   57,691   141,964
 3         57,881    40,090   43,090 141,964  48,996   51,996 141,964   59,021   62,021   141,964
 4         60,775    37,643   40,643 141,964  49,525   52,525 141,964   63,726   66,726   141,964
 5         63,814    35,604   38,104 141,964  50,469   52,969 141,964   69,351   71,851   141,964
 6         67,005    33,454   35,454 141,964  51,315   53,315 141,964   75,446   77,446   141,964
 7         70,355    31,172   32,672 141,964  52,044   53,544 141,964   82,069   83,569   141,964
 8         73,873    28,727   29,727 141,964  52,633   53,633 141,964   89,288   90,288   141,964
 9         77,566    26,087   26,587 141,964  53,055   53,555 141,964   97,184   97,684   141,964
 10        81,445    23,214   23,214 141,964  53,278   53,278 141,964  105,857  105,857   141,964
 15       103,946     1,789    1,789 141,964  49,290   49,290 141,964  164,970  164,970   191,365
 20       132,665         *        *       *  32,828   32,828 141,964  258,200  258,200   276,274
 25       169,318         *        *       *       *        *       *  406,780  406,780   427,119
 30       216,097         *        *       *       *        *       *  634,029  634,029   665,730
 35       275,801         *        *       *       *        *       *  971,485  971,485 1,020,059
-------------------------------------------------------------------------------------------------

* Premium in addition to the planned premium is required to keep the policy in effect.

(1) The values illustrated assume a single premium of $50,000 with no additional premiums. Values would be different if premiums are paid with a different frequency or in different amounts.

(2) The values and benefits are as of the end of the year shown. They assume that no Policy loans or partial withdrawals have been made. Excessive loans or partial withdrawals may cause this Policy to lapse because of insufficient account value.

(3) The values and benefits are shown using the expense charges and cost of insurance rates allowable under the Policy. Accordingly, if the assumed hypothetical gross annual investment return were earned, the values and benefits of an actual Policy with the listed specifications could never be less than those shown, and in same cases may be greater than those shown.

The hypothetical gross annual investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return.

Actual investment rates of return may be more or less than those shown and will depend on a number of factors, including prevailing interest rates, rates of inflation, and the allocations made by an owner among the investment options. The gross hypothetical investment rates of return of 0%, 6%, and 12% shown above correspond to net annual rates of -2.07%, 3.93%, and 9.93%. The death benefit and Cash Value for a Policy would be different from those shown if the actual investment rate of return averages 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy years. No representations can be made by GE Life & Annuity or the Funds that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time.

Variable Life Insurance

Male Issue Age 55                      Initial Specified Amount          $141,964
Rating 100% (Standard)                 Initial Premium                    $50,000
Level Death Benefit                    Total Planned Premium (1)          $50,000

                    0% Assumed Hypothetical   6% Assumed Hypothetical    12% Assumed Hypothetical
                    Gross Annual Investment   Gross Annual Investment     Gross Annual Investment
         Premiums     Return with Current       Return with Current         Return with Current
        Accumulated      Charges (2)(3)           Charges (2)(3)              Charges (2)(3)
End of     At 5%    ------------------------ ------------------------- -----------------------------
Policy   Interest   Surrender  Cash   Death  Surrender  Cash    Death  Surrender   Cash      Death
 Year    Per Year     Value   Value  Benefit   Value    Value  Benefit   Value     Value    Benefit
----------------------------------------------------------------------------------------------------
 1         52,500    45,429   48,429 141,964   48,396   51,396 141,964    51,363    54,363   141,964
 2         55,125    43,907   46,907 141,964   49,831   52,831 141,964    56,112    59,112   141,964
 3         57,881    42,433   45,433 141,964   51,306   54,306 141,964    61,288    64,288   141,964
 4         60,775    41,006   44,006 141,964   52,822   55,822 141,964    66,943    69,943   141,964
 5         63,814    40,123   42,623 141,964   54,881   57,381 141,964    73,628    76,128   141,964
 6         67,005    39,284   41,284 141,964   56,983   58,983 141,964    80,898    82,898   141,964
 7         70,355    38,486   39,986 141,964   59,130   60,630 141,964    88,784    90,284   141,964
 8         73,873    37,730   38,730 141,964   61,323   62,323 141,964    97,355    98,355   141,964
 9         77,566    37,013   37,513 141,964   63,563   64,063 141,964   106,695   107,195   141,964
 10        81,445    36,334   36,334 141,964   65,852   65,852 141,964   116,904   116,904   142,623
 15       103,946    31,759   31,759 141,964   77,489   77,489 141,964   184,108   184,108   213,565
 20       132,665    27,759   27,759 141,964   91,183   91,183 141,964   288,154   288,154   308,324
 25       169,318    24,264   24,264 141,964  107,296  107,296 141,964   453,972   453,972   476,670
 30       216,097    21,208   21,208 141,964  126,258  126,258 141,964   708,656   708,656   744,088
 35       275,801    18,537   18,537 141,964  148,570  148,570 155,998 1,104,039 1,104,039 1,159,240
----------------------------------------------------------------------------------------------------

(1) The values illustrated assume a single premium of $50,000 with no additional premiums. Values would be different if premiums are paid with a different frequency or in different amounts.
(2) The values and benefits are as of the end of the year shown. They assume that no Policy loans or withdrawals have been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient account value.

(3) The values and benefits are shown using the expense charges and cost of insurance rates currently in effect. Although GE Life & Annuity anticipates deducting these charges for the forseeable future, THESE CHARGES ARE NOT GUARANTEED AND COULD BE RAISED AT THE DISCRETION OF GE LIFE & ANNUITY. Accordingly, even if the assumed hypothetical gross annual investment return were earned, the values and benefits under an actual Policy with the listed specifications may be less than those shown if the cost of insurance charges were increased.

The hypothetical gross annual investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return.

Actual investment rates of return may be more or less than those shown and will depend on a number of factors, including prevailing interest rates, rates of inflation, and the allocations made by an owner among the investment options. The gross hypothetical investment rates of return of 0%, 6%, and 12% shown above correspond to net annual rates of -2.07%, 3.93%, and 9.93%. The death benefit and Account Value for a Policy will be different from those shown if the actual investment rate of return averages 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy years. No representations can be made by Life of Virginia or the Funds that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time.

Variable Life Insurance

Male Issue Age 55                      Initial Specified Amount          $141,964
Rating 100% (Standard)                 Initial Premium                    $10,000
Level Death Benefit                    Total Planned Premium (1)          $50,000

                    0% Assumed Hypothetical  6% Assumed Hypothetical  12% Assumed Hypothetical
                    Gross Annual Investment  Gross Annual Investment   Gross Annual Investment
         Premiums     Return with Maximum      Return with Maximum       Return with Maximum
        Accumulated      Charges (2)(3)           Charges (2)(3)           Charges (2)(3)
End of     At 5%    ------------------------ ------------------------ -------------------------
Policy   Interest   Surrender  Cash   Death  Surrender  Cash   Death  Surrender  Cash    Death
 Year    Per Year     Value   Value  Benefit   Value   Value  Benefit   Value    Value  Benefit
-----------------------------------------------------------------------------------------------
 1         10,500     7,770    8,370 141,964   8,325    8,925 141,964    8,881    9,481 141,964
 2         21,525    15,290   16,490 141,964  16,926   18,126 141,964   18,632   19,832 141,964
 3         33,101    22,573   24,373 141,964  25,830   27,630 141,964   29,363   31,163 141,964
 4         45,256    29,631   32,031 141,964  35,064   37,464 141,964   41,196   43,596 141,964
 5         58,019    36,577   39,477 141,964  44,757   47,657 141,964   54,375   57,275 141,964
 6         60,920    34,115   36,815 141,964  45,032   47,732 141,964   58,542   61,242 141,964
 7         63,966    31,621   34,021 141,964  45,268   47,668 141,964   63,128   65,528 141,964
 8         67,164    29,068   31,068 141,964  45,437   47,437 141,964   68,169   70,169 141,964
 9         70,523    26,421   27,921 141,964  45,509   47,009 141,964   73,705   75,205 141,964
 10        74,049    23,545   24,545 141,964  45,349   46,349 141,964   79,686   80,686 141,964
 15        94,507     2,972    2,972 141,964  38,872   38,872 141,964  119,699  119,699 141,964
 20       120,618         *        *       *  16,650   16,650 141,964  187,285  187,285 200,395
 25       153,942         *        *       *       *        *       *  295,058  295,058 309,811
 30       196,473         *        *       *       *        *       *  459,892  459,892 482,887
 35       250,755         *        *       *       *        *       *  704,666  704,666 739,899
-----------------------------------------------------------------------------------------------

  * Premium in addition to the planned premium is required to keep the Policy in effect.
(1) The values illustrated assume five annual premiums of $10,000 paid at the beginning of each year, with no additional premiums. Values would be different if premiums are paid with a different frequency or in different amounts.
(2) The values and benefits are as of the end of the year shown. They assume that no Policy loans or partial withdrawals have been made. Excessive loans or partial withdrawals may cause this Policy to lapse because of insufficient account value.
(3) The values and benefits are shown using the maximum expense charges and cost of insurance rates allowable under the Policy. Accordingly, if the assumed hypothetical gross annual investment return were earned, the values and benefits of an actual Policy with the listed specifications could never be less than those shown, and in some cases may be greater than those shown.

The hypothetical gross annual investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return.

Actual investment rates of return may be more or less than those shown and will depend on a number of factors, including prevailing interest rates, rates of inflation, and the allocations made by an owner among the investment options. The gross hypothetical investment rates of return of 0%, 6%, and 12% shown above correspond to net annual rates of -2.07%, 3.93%, and 9.93%. The death benefit and Cash Value for a Policy would be different from those shown if the actual investment rate of return averages 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy years. No representations can be made by GE Life & Annuity or the Funds that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time.

Variable Life Insurance

Male Issue Age 55                      Initial Specified Amount          $141,964
Rating 100% (Standard)                 Initial Premium                    $10,000
Level Death Benefit                    Total Planned Premium (1)          $50,000

                    0% Assumed Hypothetical   6% Assumed Hypothetical  12% Assumed Hypothetical
                    Gross Annual Investment   Gross Annual Investment   Gross Annual Investment
         Premiums     Return with Current       Return with Current       Return with Current
        Accumulated      Charges (2)(3)           Charges (2)(3)            Charges (2)(3)
End of     At 5%    ------------------------ ------------------------- -------------------------
Policy   Interest   Surrender  Cash   Death  Surrender  Cash    Death  Surrender  Cash    Death
 Year    Per Year     Value   Value  Benefit   Value    Value  Benefit   Value    Value  Benefit
------------------------------------------------------------------------------------------------
 1         10,500     9,052    9,652 141,964    9,643   10,243 141,964   10,235   10,835 141,964
 2         21,525    17,768   18,968 141,964   19,536   20,736 141,964   21,373   22,573 141,964
 3         33,101    26,159   27,959 141,964   29,683   31,483 141,964   33,492   35,292 141,964
 4         45,256    34,238   36,638 141,964   40,092   42,492 141,964   46,676   49,076 141,964
 5         58,019    42,272   45,172 141,964   51,058   53,958 141,964   61,331   64,231 141,964
 6         60,920    41,053   43,753 141,964   52,764   55,464 141,964   67,137   69,837 141,964
 7         63,966    39,978   42,378 141,964   54,613   57,013 141,964   73,532   75,932 141,964
 8         67,164    39,046   41,046 141,964   56,605   58,605 141,964   80,561   82,561 141,964
 9         70,523    38,257   39,757 141,964   58,741   60,241 141,964   88,276   89,776 141,964
 10        74,049    37,507   38,507 141,964   60,923   61,923 141,964   96,645   97,645 141,964
 15        94,507    33,311   33,311 141,964   72,157   72,157 141,964  151,709  151,709 175,982
 20       120,618    29,116   29,116 141,964   84,909   84,909 141,964  237,445  237,445 254,066
 25       153,942    25,450   25,450 141,964   99,914   99,914 141,964  374,083  374,083 392,787
 30       196,473    22,245   22,245 141,964  117,570  117,570 141,964  583,948  583,948 613,145
 35       250,755    19,444   19,444 141,964  138,347  138,347 145,264  909,752  909,752 955,240
------------------------------------------------------------------------------------------------

(1) The values illustrated assume five annual premiums of $10,000 paid at the beginning of each year, with no additional premiums. Values would be different if premiums are paid with a different frequency or in different amounts.
(2) The values and benefits are as of the end of the year shown. They assume that no Policy loans or partial withdrawals have been made. Excessive loans or partial withdrawals may cause this Policy to lapse because of insufficient account value.
(3) The values and benefits are shown using the expense charges and cost of insurance rates currently in effect. Although GE Life & Annuity anticipates deducting these charges for the forseeable future, THESE CHARGES ARE NOT GUARANTEED AND COULD BE RAISED AT THE DISCRETION OF GE LIFE & ANNUITY. Accordingly, even if the assumed hypothetical gross annual investment return were earned, the values and benefits under an actual Policy with the listed specifications may be less than those shown if the cost of insurance charges or expense charges were increased.

The hypothetical gross annual investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return.

Actual investment rates of return may be more or less than those shown and will depend on a number of factors, including prevailing interest rates, rates of inflation, and the allocations made by an owner among the investment options. The gross hypothetical investment rates of return of 0%, 6%, and 12% shown above correspond to net annual rates of -2.07%, 3.93%, and 9.93%. The death benefit and Cash Value for a Policy would be different from those shown if the actual investment rate of return averages 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy years. No representations can be made by GE Life & Annuity or the Funds that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time.

Variable Life Insurance

Male Issue Age 55                      Initial Specified Amount          $125,475
Rating 200% (Substandard)              Initial Premium                    $10,000
Level Death Benefit                    Total Planned Premium (1)          $50,000

                    0% Assumed Hypothetical  6% Assumed Hypothetical  12% Assumed Hypothetical
                    Gross Annual Investment  Gross Annual Investment   Gross Annual Investment
         Premiums     Return with Maximum      Return with Maximum       Return with Maximum
        Accumulated      Charges (2)(3)           Charges (2)(3)           Charges (2)(3)
End of     At 5%    ------------------------ ------------------------ -------------------------
Policy   Interest   Surrender  Cash   Death  Surrender  Cash   Death  Surrender  Cash    Death
 Year    Per Year     Value   Value  Benefit   Value   Value  Benefit   Value    Value  Benefit
-----------------------------------------------------------------------------------------------
 1         10,500     6,728    7,328 125,475   7,251    7,851 125,475    7,776    8,376 125,475
 2         21,525    13,202   14,402 125,475  14,721   15,921 125,475   16,306   17,506 125,475
 3         33,101    19,444   21,244 125,475  22,445   24,245 125,475   25,708   27,508 125,475
 4         45,256    25,468   27,868 125,475  30,461   32,861 125,475   36,121   38,521 125,475
 5         58,019    31,389   34,289 125,475  38,915   41,815 125,475   47,807   50,707 125,475
 6         60,920    27,749   30,449 125,475  37,769   40,469 125,475   50,263   52,963 125,475
 7         63,966    23,897   26,297 125,475  36,368   38,768 125,475   52,886   55,286 125,475
 8         67,164    19,765   21,765 125,475  34,642   36,642 125,475   55,671   57,671 125,475
 9         70,523    15,269   16,769 125,475  32,502   34,002 125,475   58,612   60,112 125,475
 10        74,049    10,215   11,215 125,475  29,743   30,743 125,475   61,605   62,605 125,475
 15        94,507         *        *       *     240      240 125,475   77,671   77,671 125,475
 20       120,618         *        *       *       *        *       *  101,722  101,722 125,475
 25       153,942         *        *       *       *        *       *  152,808  152,808 160,448
 30       196,473         *        *       *       *        *       *  231,236  231,236 242,798
 35       250,755         *        *       *       *        *       *  338,152  338,152 355,060
-----------------------------------------------------------------------------------------------

 * Premium in addition to the planned premium is required to keep the Policy in effect.
(1) The values illustrated assume five annual premiums of $10,000 paid at the beginning of each year, with no additional premiums. Values would be different if premiums are paid with a different frequency or in different amounts.
(2) The values and benefits are as of the end of the year shown. They assume that no Policy loans or partial withdrawals have been made. Excessive loans or partial withdrawals may cause this Policy to lapse because of insufficient account value.

(3) The values and benefits are shown using the maximum expense charges and cost of insurance rates allowable under the Policy. Accordingly, if the assumed hypothetical gross annual investment return were earned, the values and benefits of an actual Policy with the listed specifications could never be less than those shown, and in some cases may be greater than those shown.

The hypothetical gross annual investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return.

Actual investment rates of return may be more or less than those shown and will depend on a number of factors, including prevailing interest rates, rates of inflation, and the allocations made by an owner among the investment options. The gross hypothetical investment rates of return of 0%, 6%, and 12% shown above correspond to net annual rates of -2.07%, 3.93%, and 9.93%. The death benefit and Cash Value for a Policy would be different from those shown if the actual investment rate of return averages 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy years. No representations can be made by GE Life & Annuity or the Funds that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time.

Variable Life Insurance

Male Issue Age 55                      Initial Specified Amount          $125,475
Rating 200% (Substandard)              Initial Premium                    $10,000
Level Death Benefit                    Total Planned Premium (1)          $50,000

                    0% Assumed Hypothetical  6% Assumed Hypothetical  12% Assumed Hypothetical
                    Gross Annual Investment  Gross Annual Investment   Gross Annual Investment
         Premiums     Return with Current      Return with Current       Return with Current
        Accumulated      Charges (2)(3)           Charges (2)(3)           Charges (2)(3)
End of     At 5%    ------------------------ ------------------------ -------------------------
Policy   Interest   Surrender  Cash   Death  Surrender  Cash   Death  Surrender  Cash    Death
 Year    Per Year     Value   Value  Benefit   Value   Value  Benefit   Value    Value  Benefit
-----------------------------------------------------------------------------------------------
 1         10,500     8,304    8,904 125,475   8,876    9,476 125,475    9,448   10,048 125,475
 2         21,525    16,371   17,571 125,475  18,072   19,272 125,475   19,842   21,042 125,475
 3         33,101    24,214   26,014 125,475  27,613   29,413 125,475   31,295   33,095 125,475
 4         45,256    31,843   34,243 125,475  37,524   39,924 125,475   43,927   46,327 125,475
 5         58,019    39,371   42,271 125,475  47,934   50,834 125,475   57,981   60,881 125,475
 6         60,920    37,552   40,252 125,475  49,014   51,714 125,475   63,153   65,853 125,475
 7         63,966    35,684   38,084 125,475  50,078   52,478 125,475   68,828   71,228 125,475
 8         67,164    33,729   35,729 125,475  51,097   53,097 125,475   75,054   77,054 125,475
 9         70,523    31,640   33,140 125,475  52,037   53,537 125,475   81,891   83,391 125,475
 10        74,049    29,267   30,267 125,475  52,761   53,761 125,475   89,321   90,321 125,475
 15        94,507     3,909    3,909 125,475  46,704   46,704 125,475  137,527  137,527 159,532
 20       120,618         *        *       *   4,566    4,566 125,475  209,850  209,850 224,539
 25       153,942         *        *       *       *        *       *  324,440  324,440 340,662
 30       196,473         *        *       *       *        *       *  490,959  490,959 515,507
 35       250,755         *        *       *       *        *       *  717,965  717,965 753,864
-----------------------------------------------------------------------------------------------

  * Premium in addition to the planned premium is required to keep the Policy in effect.

(1) The values illustrated assume five annual premiums of $10,000 paid at the beginning of each year, with no additional premiums. Values would be different if premiums are paid with a different frequency or in different amounts.

(2) The values and benefits are as of the end of the year shown. They assume that no Policy loans or partial withdrawals have been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient account value.

(3) The values and benefits are shown using the expense charges and cost of insurance rates currently in effect. Although GE Life & Annuity anticipates deducting these charges for the forseeable future, THESE CHARGES ARE NOT GUARANTEED AND COULD BE RAISED AT THE DISCRETION OF GE LIFE & ANNUITY. Accordingly, even if the assumed hypothetical gross annual investment return were earned, the values and benefits under an actual Policy with the listed specifications may be less than those shown if the cost of insurance charges or were increased.

The hypothetical gross annual investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return.

Actual investment rates of return may be more or less than those shown and will depend on a number of factors, including prevailing interest rates, rates of inflation, and the allocations made by an owner among the investment options. The gross hypothetical investment rates of return of 0%, 6%, and 12% shown above correspond to net annual rates of -2.07%, 3.93%, and 9.93%. The death benefit and Cash Value for a Policy would be different from those shown if the actual investment rate of return averages 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy years. No representations can be made by GE Life & Annuity or the Funds that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time.

Appendix A

MATTERS RELATING TO POLICIES ISSUED PRIOR TO 11/14/95

If we issued your Policy before November 14, 1995, the provisions of your Policy differ somewhat from those provisions described earlier in this Prospectus. Please read this Appendix along with the Prospectus to determine your rights and benefits.

 .  pg. 3-6 -- Policy Summary

 Please keep in mind that we designed the Policies we issued on or before November 14, 1995 to operate generally as single premium Policies; the minimum initial premium of those Policies was $5,000. References to additional premium payments should be deleted. In addition, references to minimum first-year planned premium, wherever they appear in the Prospectus, should be replaced with references to the minimum initial premium; specifically, the minimum initial premium you must pay for us to issue a Policy is $5,000.

 The Policies we issued before November 14, 1995 utilized only one underwriting class with respect to Insureds, and imposed a current cost of insurance charge at a rate equivalent to an annual rate of 0.55% of a Policy's Cash Value in Separate Account III. We determined the initial Specified Amount in part by the initial premium paid. Please delete any references to multiple risk classes.

 .  pg. 26 -- Charges and Deductions

 Please replace third paragraph under Cost of Insurance with the following:

   We make a deduction on each Monthly Anniversary Day to compensate us for the cost of insurance. We currently deduct the cost of insurance charge at a rate equivalent to an annual rate of .55% of your Cash Value in Separate Account III.

 .  pg. 31 -- The Policy

 Please replace the second through the fourth sentences in the first paragraph under Applying for a Policy with the following:

   The initial premium is due on or before the Policy Date. The initial premium is the guideline single premium for life insurance as determined in the Internal Revenue Code. We will state this amount on your Policy data pages. The minimum initial premium is $5,000. All premiums are payable to GE Life and Annuity Assurance Company at its Home Office.

 .  pg. 33 -- Premiums

 Please insert the following after the first sentence in the first paragraph under General:

   While we designed this Policy to operate generally as a single premium policy, it does offer an additional premium payment option (so long as there is no outstanding Policy Debt), which provides limited premium flexibility.

 .  pg. 42 -- Death Benefits

 Please replace the first two paragraphs under Changing the Specified Amount with the following:

   initially, we determine the Specified Amount when we issue the Policy by the amount of the initial premium and the age and sex of the Insured. However, after your Policy has been in effect for one year, you may adjust your existing insurance coverage by increasing the Specified Amount. To apply for an increase, you must first complete a supplemental application and submit evidence, satisfactory to us, that the Insured is insurable. In order for an increase to become effective, you must make an Additional Premium Payment after we approve an increase. The required Additional Premium Payment depends on the amount of the increase requested and the Attained Age and sex of the Insured. The premium required for a particular increase in specified amount will increase as the Attained Age of the Insured increases. The minimum increase in the Specified Amount that we will allow under the Policy is one which requires a $1,000 Additional Premium Payment.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                              Financial Statements

                          Year ended December 31, 2000

                  (With Independent Auditors' Report Thereon)

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               Table of Contents

                               December 31, 2000

                                                                            Page
                                                                            ----
Independent Auditors' Report...............................................  F-1
Statements of Assets and Liabilities.......................................  F-2
Statements of Operations...................................................  F-9
Statements of Changes in Net Assets........................................ F-20
Notes to Financial Statements.............................................. F-41

                         Independent Auditors' Report

Policyholders
GE Life & Annuity Separate Account III
 and
The Board of Directors
GE Life and Annuity Assurance Company:

  We have audited the accompanying statements of assets and liabilities of GE Life & Annuity Separate Account III (the Account) (comprising the GE Investments Funds, Inc.--S&P 500 Index, Money Market, Total Return, International Equity, Real Estate Securities, Global Income, Mid-Cap Value Equity, Income, U.S. Equity, and Premier Growth Equity Funds; the Oppenheimer Variable Account Funds--Bond, Capital Appreciation, Aggressive Growth, High Income, and Multiple Strategies Funds/VA; the Variable Insurance Products Fund--Equity-Income, Growth, and Overseas Portfolios; the Variable Insurance Products Fund II--Asset Manager and Contrafund Portfolios; the Variable Insurance Products Fund III--Growth & Income and Growth Opportunities Portfolios; the Federated Insurance Series--American Leaders, High Income Bond and Utility Funds II; the Alger American Fund--Small Capitalization and LargeCap Growth Portfolios; the PBHG Insurance Series Fund, Inc.--PBHG Large Cap Growth and PBHG Growth II Portfolios; the Janus Aspen Series--Aggressive Growth, Growth, Worldwide Growth, Balanced, Flexible Income, International Growth and Capital Appreciation Portfolios; the Janus Aspen Series--Service Shares--Global Life Sciences and Global Technology Portfolios; the Goldman Sachs Variable Insurance Trust--Growth and Income, and Mid Cap Value Funds; and the Salomon Brothers Variable Series Fund Inc.--Investors and Total Return Funds) as of December 31, 2000 and the related statements of operations and changes in net assets for the aforementioned funds and the Salomon Brothers Variable Series Fund Inc.--Strategic Bond Fund of GE Life & Annuity Separate Account III for each of the years or lesser periods in the three-year period ended December 31, 2000. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

  We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting GE Life & Annuity Separate Account III as of
December 31, 2000 and the results of their operations and changes in their net assets for each of the years or lesser periods in the three-year period ended December 31, 2000 in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

Richmond, Virginia
February 16, 2001

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                      Statements of Assets and Liabilities

                               December 31, 2000

                                         GE Investments Funds, Inc.
                          --------------------------------------------------------
                                                                           Real
                           S&P 500     Money      Total   International   Estate
                            Index      Market    Return      Equity     Securities
                             Fund       Fund      Fund        Fund         Fund
                          ---------- ---------- --------- ------------- ----------
Assets
Investments in GE
 Investments Funds,
 Inc., at fair value
 (note 2):
  S&P 500 Index Fund
   (292,191 shares; cost
   -- $7,300,516).......  $7,220,045        --        --         --           --
  Money Market Fund
   (11,575,846 shares;
   cost --
   $11,575,846).........         --  11,575,846       --         --           --
  Total Return Fund
   (113,142 shares;
   cost -- $1,637,647)..         --         --  1,754,836        --           --
  International Equity
   Fund (33,335 shares;
   cost -- $451,079)....         --         --        --     353,680          --
  Real Estate Securities
   Fund (50,207 shares;
   cost -- $691,976)....         --         --        --         --       693,857
Receivable from
 affiliate..............         --         --        210        --           --
Receivable for units
 sold...................         --      15,098       250        --     2,726,422
                          ---------- ---------- ---------    -------    ---------
    Total assets........   7,220,045 11,590,944 1,755,296    353,680    3,420,279
                          ---------- ---------- ---------    -------    ---------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..       5,877    654,728       564     21,329        6,201
Payable for units
 withdrawn..............         --         --        --         --           --
                          ---------- ---------- ---------    -------    ---------
    Total liabilities...       5,877    654,728       564     21,329        6,201
                          ---------- ---------- ---------    -------    ---------
Net assets attributable
 to variable life
 policyholders..........  $7,214,168 10,936,216 1,754,732    332,351    3,414,078
                          ========== ========== =========    =======    =========
Outstanding units.......     156,557    642,929    50,554     20,720      177,355
                          ========== ========== =========    =======    =========
Net asset value per
 unit...................  $    46.08      17.01     34.71      16.04        19.25
                          ========== ========== =========    =======    =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 2000

                                  GE Investments Funds, Inc. (continued)
                          ------------------------------------------------------
                           Global     Mid-Cap               U.S.      Premier
                           Income   Value Equity  Income   Equity  Growth Equity
                            Fund        Fund       Fund     Fund       Fund
                          --------- ------------ --------- ------- -------------
Assets
Investments in GE
 Investments Funds,
 Inc., at fair value
 (note 2):
  Global Income Fund
   (67,957 shares;
   cost --  $640,712)...  $ 646,270       --           --      --         --
  Mid-Cap Value Equity
   Fund (48,342 shares;
   cost -- $736,999)....        --    788,451          --      --         --
  Income Fund (105,975
   shares; cost --
    $1,277,978).........        --        --     1,270,642     --         --
  U.S. Equity Fund
   (4,173 shares;
   cost --  $155,660)...        --        --           --  148,399        --
  Premier Growth Equity
   Fund (7,996 shares;
   cost --  $649,459)...        --        --           --      --     629,141
Receivable from
 affiliate..............      1,053       --           --      --          35
Receivable for units
 sold...................        --      9,477          --      --         --
                          ---------   -------    --------- -------    -------
    Total assets........    647,323   797,928    1,270,642 148,399    629,176
                          ---------   -------    --------- -------    -------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..        208     1,328        1,109   1,310        202
Payable for units
 withdrawn..............        --        --           --      --         --
                          ---------   -------    --------- -------    -------
    Total liabilities...        208     1,328        1,109   1,310        202
                          ---------   -------    --------- -------    -------
Net assets attributable
 to variable life
 policyholders..........  $ 647,115   796,600    1,269,533 147,089    628,974
                          =========   =======    ========= =======    =======
Outstanding units.......     63,072    46,530      111,952  11,900     57,231
                          =========   =======    ========= =======    =======
Net asset value per
 unit...................  $   10.26     17.12        11.34   12.36      10.99
                          =========   =======    ========= =======    =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 2000

                                    Oppenheimer Variable Account Funds
                          -------------------------------------------------------
                                       Capital    Aggressive   High     Multiple
                             Bond    Appreciation   Growth    Income   Strategies
                           Fund/VA     Fund/VA     Fund/VA    Fund/VA   Fund/VA
                          ---------- ------------ ---------- --------- ----------
Assets
Investments in
 Oppenheimer Variable
 Account Funds, at fair
 value (note 2):
  Bond Fund/VA (175,057
   shares; cost --
    $2,005,217).........  $1,969,388        --          --         --        --
  Capital Appreciation
   Fund/VA
   (104,048 shares; cost
   -- $4,966,285)                --   4,851,764         --         --        --
  Aggressive Growth
   Fund/VA
   (114,747 shares; cost
   -- $7,362,815).......         --         --    8,120,652        --        --
  High Income Fund/VA
   (362,207 shares; cost
   -- $3,838,317).......         --         --          --   3,357,662       --
  Multiple Strategies
   Fund/VA
   (186,112 shares; cost
   -- $3,043,517).......         --         --          --         --  3,080,153
Receivable from
 affiliate..............         385        --          505        997       --
Receivable for units
 sold...................         --         --          --         102       352
                          ----------  ---------   ---------  --------- ---------
    Total assets........   1,969,773  4,851,764   8,121,157  3,358,761 3,080,505
                          ----------  ---------   ---------  --------- ---------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..         633     11,411       2,580      1,082     1,134
Payable for units
 withdrawn..............         --         --            2        --        --
                          ----------  ---------   ---------  --------- ---------
    Total liabilities...         633     11,411       2,582      1,082     1,134
                          ----------  ---------   ---------  --------- ---------
Net assets attributable
 to variable life
 policyholders..........  $1,969,140  4,840,353   8,118,575  3,357,679 3,079,371
                          ==========  =========   =========  ========= =========
Outstanding units.......      83,544     94,244     138,684    107,549    96,714
                          ==========  =========   =========  ========= =========
Net asset value per
 unit...................  $    23.57      51.36       58.54      31.22     31.84
                          ==========  =========   =========  ========= =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 2000

                                 Variable Insurance         Variable Insurance    Variable Insurance
                                   Products Fund             Products Fund II      Products Fund III
                          -------------------------------- -------------------- -----------------------
                            Equity-                          Asset              Growth &     Growth
                            Income      Growth   Overseas   Manager  Contrafund  Income   Opportunities
                           Portfolio  Portfolio  Portfolio Portfolio Portfolio  Portfolio   Portfolio
                          ----------- ---------- --------- --------- ---------- --------- -------------
Assets
Investments in Variable
 Insurance Products
 Fund, at fair value
 (note 2):
 Equity-Income
  Portfolio
  (523,880 shares;
  cost --
   $11,827,044).........  $13,369,413        --        --        --        --         --         --
 Growth Portfolio
  (304,746 shares;
  cost --
   $13,891,358).........          --  13,302,154       --        --        --         --         --
 Overseas Portfolio
  (177,369 shares;
  cost --
   $4,029,417)..........          --         --  3,545,599       --        --         --         --
Investments in Variable
 Insurance Products Fund
 II, at fair value
 (note 2):
 Asset Manager
  Portfolio
  (423,429 shares;
  cost --
   $6,595,766)..........          --         --        --  6,774,862       --         --         --
 Contrafund Portfolio
  (392,265 shares;
  cost --
   $9,051,450)..........          --         --        --        --  9,312,365        --         --
Investments in Variable
 Insurance Products Fund
 III, at fair value
 (note 2):
 Growth & Income
  Portfolio (69,743
  shares; cost --
   $1,140,557)..........          --         --        --        --        --   1,064,279        --
 Growth Opportunities
  Portfolio (28,654
  shares; cost --
   $599,389)............          --         --        --        --        --         --     508,316
Receivable from
 affiliate..............        2,604        --        --        --        --         --         --
Receivable for units
 sold...................          --         --        --        352       --         --         --
                          ----------- ---------- --------- --------- ---------  ---------    -------
   Total assets.........   13,372,017 13,302,154 3,545,599 6,775,214 9,312,365  1,064,279    508,316
                          ----------- ---------- --------- --------- ---------  ---------    -------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..        4,303      9,968    33,756    22,935     7,105      1,142        938
Payable for units
 withdrawn..............          --         --     15,006       --        --         --         --
                          ----------- ---------- --------- --------- ---------  ---------    -------
   Total liabilities....        4,303      9,968    48,762    22,935     7,105      1,142        938
                          ----------- ---------- --------- --------- ---------  ---------    -------
Net assets attributable
 to variable life
 policyholders..........  $13,367,714 13,292,186 3,496,837 6,752,279 9,305,260  1,063,137    507,378
                          =========== ========== ========= ========= =========  =========    =======
Outstanding units.......      329,823    241,588   149,182   236,011   314,792     65,545     39,857
                          =========== ========== ========= ========= =========  =========    =======
Net asset value per
 unit...................  $     40.53      55.02     23.44     28.61     29.56      16.22      12.73
                          =========== ========== ========= ========= =========  =========    =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 2000

                                                                                  PBHG Insurance
                           Federated Insurance Series    Alger American Fund     Series Fund, Inc.
                          ---------------------------- ------------------------ -------------------
                                                                                  PBHG
                          American High Income             Small      LargeCap  Large Cap   PBHG
                          Leaders     Bond     Utility Capitalization  Growth    Growth   Growth II
                          Fund II    Fund II   Fund II   Portfolio    Portfolio Portfolio Portfolio
                          -------- ----------- ------- -------------- --------- --------- ---------
Assets
Investments in Federated
 Insurance Series, at
 fair value (note 2):
 American Leaders Fund
  II (36,073 shares;
  cost -- $710,408).....  $740,224       --        --          --           --       --         --
 High Income Bond Fund
  II (72,440 shares;
  cost -- $690,621).....       --    612,845       --          --           --       --         --
 Utility Fund II
  (31,277 shares;
  cost -- $420,679).....       --        --    389,092         --           --       --         --
Investments in Alger
 American Fund, at fair
 value (note 2):
 Small Capitalization
  Portfolio (95,325
  shares; cost --
   $3,306,813)..........       --        --        --    2,239,190          --       --         --
 LargeCap Growth
  Portfolio (94,157
  shares; cost --
   $5,069,610)..........       --        --        --          --     4,450,814      --         --
Investments in PBHG
 Insurance Series Fund,
 Inc., at fair value
 (note 2):
 PBHG Large Cap Growth
  Portfolio (22,516
  shares; cost --
  $712,624).............       --        --        --          --           --   626,155        --
 PBHG Growth II
  Portfolio (173,164
  shares; cost --
   $3,321,568)..........       --        --        --          --           --       --   3,269,333
Receivable from
 affiliate..............       --         61       --          --           340      --         --
Receivable for units
 sold...................       --        --        --          --           250      --         --
                          --------   -------   -------   ---------    ---------  -------  ---------
   Total assets.........   740,224   612,906   389,092   2,239,190    4,451,404  626,155  3,269,333
                          --------   -------   -------   ---------    ---------  -------  ---------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..     1,008       197       934       1,402        1,434   27,278      2,176
Payable for units
 withdrawn..............       --         29       --          --           --         1  2,726,521
                          --------   -------   -------   ---------    ---------  -------  ---------
   Total liabilities....     1,008       226       934       1,402        1,434   27,279  2,728,697
                          --------   -------   -------   ---------    ---------  -------  ---------
Net assets attributable
 to variable life
 policyholders..........  $739,216   612,680   388,158   2,237,788    4,449,970  598,876    540,636
                          ========   =======   =======   =========    =========  =======  =========
Outstanding units.......    41,436    44,301    22,766     181,934      204,973   24,995     29,527
                          ========   =======   =======   =========    =========  =======  =========
Net asset value per
 unit...................  $  17.84     13.83     17.05       12.30        21.71    23.96      18.31
                          ========   =======   =======   =========    =========  =======  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 2000

                                                                                                   Janus Aspen Series --
                                                  Janus Aspen Series                                   Service Shares
                    ------------------------------------------------------------------------------ -----------------------
                                                                                                     Global
                    Aggressive           Worldwide            Flexible  International   Capital       Life       Global
                      Growth    Growth     Growth   Balanced   Income      Growth     Appreciation  Sciences   Technology
                    Portfolio  Portfolio Portfolio  Portfolio Portfolio   Portfolio    Portfolio   Portfolio    Portfolio
                    ---------- --------- ---------- --------- --------- ------------- ------------ ----------  -----------
Assets
Investments in
 Janus Aspen
 Series, at fair
 value (note 2):
 Aggressive Growth
  Portfolio
  (158,492 shares;
  cost --
  $8,287,006).....  $5,753,243       --         --        --       --           --           --            --          --
 Growth Portfolio
  (320,742 shares;
  cost --
  $8,438,288).....         --  8,493,252        --        --       --           --           --            --          --
 Worldwide Growth
  Portfolio
  (395,652 shares;
  cost --
   $15,702,506)...         --        --  14,631,221       --       --           --           --            --          --
 Balanced
  Portfolio
  (281,540 shares;
  cost --
  $5,969,677).....         --        --         --  6,844,241      --           --           --            --          --
 Flexible Income
  Portfolio
  (21,903 shares;
  cost --
   $254,374)......         --        --         --        --   251,008          --           --            --          --
 International
  Growth Portfolio
  (96,277 shares;
  cost --
   $3,326,098)....         --        --         --        --       --     2,974,968          --            --          --
 Capital
  Appreciation
  Portfolio
  (98,470 shares;
  cost --
   $2,923,895)....         --        --         --        --       --           --     2,638,016           --          --
Investments in
 Janus Aspen
 Series--Service
 Shares, at fair
 value (note 2):
 Global Life
  Sciences
  Portfolio
  (16,101 shares;
  cost --
   $141,621)......         --        --         --        --       --           --           --        149,896         --
 Global Technology
  Portfolio
  (26,266 shares;
  cost --
   $214,300)......         --        --         --        --       --           --           --            --      172,042
Receivable from
 affiliate........         --      1,275      4,104       799      --           --           --            --          --
Receivable for
 units sold.......         --        102        --        250      --           --           --          4,643         --
                    ---------- --------- ---------- ---------  -------    ---------    ---------    ----------  ----------
  Total assets....   5,753,243 8,494,629 14,635,325 6,845,290  251,008    2,974,968    2,638,016       154,539     172,042
                    ---------- --------- ---------- ---------  -------    ---------    ---------    ----------  ----------
Liabilities
Accrued expenses
 payable to
 affiliate
 (note 3).........       9,654     2,732      4,703     2,190      667        1,841        3,460            48          67
Payable for units
 withdrawn........      18,954       --         148       --       --           --         9,771           --          --
                    ---------- --------- ---------- ---------  -------    ---------    ---------    ----------  ----------
  Total
   liabilities....      28,608     2,732      4,851     2,190      667        1,841       13,231            48          67
                    ---------- --------- ---------- ---------  -------    ---------    ---------    ----------  ----------
Net assets
 attributable to
 variable life
 policyholders....  $5,724,635 8,491,897 14,630,474 6,843,100  250,341    2,973,127    2,624,785       154,491     171,975
                    ========== ========= ========== =========  =======    =========    =========    ==========  ==========
Outstanding
 units............     170,224   298,590    455,636   291,320   17,717      126,033      100,876        13,504      25,253
                    ========== ========= ========== =========  =======    =========    =========    ==========  ==========
Net asset value
 per unit.........  $    33.63     28.44      32.11     23.49    14.13        23.59        26.02         11.44        6.81
                    ========== ========= ========== =========  =======    =========    =========    ==========  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 2000

                                               Goldman Sachs  Salomon Brothers
                                                 Variable     Variable Series
                                              Insurance Trust    Fund Inc.
                                              --------------- ----------------
                                              Growth
                                                and   Mid Cap           Total
                                              Income   Value  Investors Return
                                               Fund    Fund     Fund     Fund
                                              ------- ------- --------- ------
Assets
Investments in Goldman Sachs Variable
 Insurance Trust, at fair value (note 2):
  Growth and Income Fund (3,933 shares; cost
   -- $44,207)............................... $40,668     --       --     --
  Mid Cap Value Fund (60,271 shares; cost --
   $568,964).................................     --  643,086      --     --
Investments in Salomon Brothers Variable
 Series Fund Inc., at fair value (note 2):
  Investors Fund (15,874 shares; cost --
   $214,810).................................     --      --   215,724    --
  Total Return Fund (885 shares; cost --
   $9,521)...................................     --      --       --   9,464
Receivable from affiliate....................       6     --       --       1
Receivable for units sold....................     --   14,703      --     --
                                              ------- -------  -------  -----
  Total assets...............................  40,674 657,789  215,724  9,465
                                              ------- -------  -------  -----
Liabilities
Accrued expenses payable to affiliate
 (note 3)....................................      13     298       68      3
Payable for units withdrawn..................     --      --       --     --
                                              ------- -------  -------  -----
 Total liabilities...........................      13     298       68      3
                                              ------- -------  -------  -----
Net assets attributable to variable life
 policyholders............................... $40,661 657,491  215,656  9,462
                                              ======= =======  =======  =====
Outstanding units............................   4,690  60,710   14,169    837
                                              ======= =======  =======  =====
Net asset value per unit..................... $  8.67   10.83    15.22  11.30
                                              ======= =======  =======  =====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                            Statements of Operations

                                                                 GE Investments Funds, Inc.
                                                  --------------------------------------------------------------
                                                        S&P 500 Index Fund               Money Market Fund
                                                  ---------------------------------  ---------------------------
                                                                   Year ended December 31,
                                                  --------------------------------------------------------------
                                                     2000        1999       1998       2000      1999     1998
                                                  -----------  ---------  ---------  ---------  -------  -------
Investment income:
  Income -- Ordinary dividends..................  $    61,432     57,860     50,925    829,898  666,017  667,640
  Expenses -- Mortality and expense risk
   charges and administrative expenses (note 3)..     104,416     97,457     62,371    170,217  173,939  165,220
                                                  -----------  ---------  ---------  ---------  -------  -------
Net investment income (expense).................      (42,984)   (39,597)   (11,446)   659,681  492,078  502,420
                                                  -----------  ---------  ---------  ---------  -------  -------
Net realized and unrealized gain (loss) on
 investments:
  Net realized gain (loss)......................      253,088    547,538    398,018        --       --    (2,104)
  Unrealized appreciation (depreciation) on
   investments..................................   (1,256,862)   714,039    497,472        --       --     2,104
  Capital gain distributions....................      140,542     79,903    180,554        --       --       --
                                                  -----------  ---------  ---------  ---------  -------  -------
Net realized and unrealized gain (loss) on
 investments....................................     (863,232) 1,341,480  1,076,044        --       --       --
                                                  -----------  ---------  ---------  ---------  -------  -------
Increase (decrease) in net assets from
 operations.....................................  $  (906,216) 1,301,883  1,064,598    659,681  492,078  502,420
                                                  ===========  =========  =========  =========  =======  =======
                                                           GE Investments Funds, Inc. (continued)
                                                  --------------------------------------------------------------
                                                         Total Return Fund           International Equity Fund
                                                  ---------------------------------  ---------------------------
                                                                   Year ended December 31,
                                                  --------------------------------------------------------------
                                                     2000        1999       1998       2000      1999     1998
                                                  -----------  ---------  ---------  ---------  -------  -------
Investment income:
  Income -- Ordinary dividends..................  $    45,999     36,096     91,033      1,810    1,099   16,301
  Expenses -- Mortality and expense risk
   charges and administrative expenses
   (note 3).....................................       22,745     24,550     22,215      5,509    4,573    4,237
                                                  -----------  ---------  ---------  ---------  -------  -------
Net investment income (expense).................       23,254     11,546     68,818     (3,699)  (3,474)  12,064
                                                  -----------  ---------  ---------  ---------  -------  -------
Net realized and unrealized gain (loss) on
 investments:
  Net realized gain (loss)......................       23,582     34,289      4,509     32,727      166    1,173
  Unrealized appreciation (depreciation) on
   investments..................................      (56,704)   110,595    183,805   (144,443)  72,780    5,854
  Capital gain distributions....................       69,728     42,374        --      52,541   26,382      --
                                                  -----------  ---------  ---------  ---------  -------  -------
Net realized and unrealized gain (loss) on
 investments....................................       36,606    187,258    188,314    (59,175)  99,328    7,027
                                                  -----------  ---------  ---------  ---------  -------  -------
Increase (decrease) in net assets from
 operations.....................................  $    59,860    198,804    257,132    (62,874)  95,854   19,091
                                                  ===========  =========  =========  =========  =======  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                              GE Investments Funds, Inc. (continued)
                         ------------------------------------------------------
                          Real Estate Securities
                                   Fund                 Global Income Fund
                         ---------------------------  -------------------------
                                      Year ended December 31,
                         ------------------------------------------------------
                           2000     1999      1998     2000      1999     1998
                         --------  -------  --------  -------  --------  ------
Investment income:
  Income -- Ordinary
   dividends............ $ 25,173   34,118    28,292       37       376   1,547
  Expenses -- Mortality
   and expense risk
   charges
   and administrative
   expenses (note 3)....    8,353    9,016    11,845      869    10,893     292
                         --------  -------  --------  -------  --------  ------
Net investment income
 (expense)..............   16,820   25,102    16,447     (832)  (10,517)  1,255
                         --------  -------  --------  -------  --------  ------
Net realized and
 unrealized gain (loss)
 on investments:
  Net realized gain
   (loss)...............  (28,508) (51,641)  (76,333) (12,550) (174,205)     11
  Unrealized
   appreciation
   (depreciation) on
   investments..........  209,214   15,871  (155,043)   6,143    (1,207)  1,291
  Capital gain
   distributions........    2,635    1,796    26,116      --         28      64
                         --------  -------  --------  -------  --------  ------
Net realized and
 unrealized gain (loss)
 on investments.........  183,341  (33,974) (205,260)  (6,407) (175,384)  1,366
                         --------  -------  --------  -------  --------  ------
Increase (decrease) in
 net assets from
 operations............. $200,161   (8,872) (188,813)  (7,239) (185,901)  2,621
                         ========  =======  ========  =======  ========  ======
                              GE Investments Funds, Inc. (continued)
                         ------------------------------------------------------
                         Mid-Cap Value Equity Fund          Income Fund
                         ---------------------------  -------------------------
                                      Year ended December 31,
                         ------------------------------------------------------
                           2000     1999      1998     2000      1999     1998
                         --------  -------  --------  -------  --------  ------
Investment income:
  Income -- Ordinary
   dividends............ $  7,134    6,020     2,603   75,443    69,103  69,756
  Expenses -- Mortality
   and expense risk
   charges
   and administrative
   expenses (note 3)....    9,916    9,700     7,471   16,533    18,770  18,068
                         --------  -------  --------  -------  --------  ------
Net investment income
 (expense)..............   (2,782)  (3,680)   (4,868)  58,910    50,333  51,688
                         --------  -------  --------  -------  --------  ------
Net realized and
 unrealized gain (loss)
 on investments:
  Net realized gain
   (loss)...............   12,878   68,899     1,355  (17,374)     (784)  9,720
  Unrealized
   appreciation
   (depreciation) on
   investments..........   22,673   24,230     2,571   68,916   (90,951) 13,245
  Capital gain
   distributions........   26,826      --     12,708      --      2,137  12,310
                         --------  -------  --------  -------  --------  ------
Net realized and
 unrealized gain (loss)
 on investments.........   62,377   93,129    16,634   51,542   (89,598) 35,275
                         --------  -------  --------  -------  --------  ------
Increase (decrease) in
 net assets from
 operations............. $ 59,595   89,449    11,766  110,452   (39,265) 86,963
                         ========  =======  ========  =======  ========  ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                   GE Investments Funds, Inc. (continued)
                         -------------------------------------------------------------
                               U.S. Equity Fund           Premier Growth Equity Fund
                         ------------------------------- -----------------------------
                           Year ended      Period from                  Period from
                          December 31,    May 5, 1998 to  Year ended  June 11, 1999 to
                         ---------------   December 31,  December 31,   December 31,
                           2000    1999        1998          2000           1999
                         --------  -----  -------------- ------------ ----------------
Investment income:
  Income -- Ordinary
   dividends............ $    987    687        90             777            425
  Expenses -- Mortality
   and expense risk
   charges and
   administrative
   expenses (note 3)....    1,718    702        39           7,496          1,970
                         --------  -----       ---         -------         ------
Net investment income
 (expense)..............     (731)   (15)       51          (6,719)        (1,545)
                         --------  -----       ---         -------         ------
Net realized and
 unrealized gain (loss)
 on investments:
  Net realized gain
   (loss)...............    3,147    520        89           6,148            139
  Unrealized
   appreciation
   (depreciation) on
   investments..........  (10,780) 3,276       243         (75,063)        54,745
  Capital gain
   distributions........    6,655  6,179       199          36,757         13,746
                         --------  -----       ---         -------         ------
Net realized and
 unrealized gain (loss)
 on investments.........     (978) 9,975       531         (32,158)        68,630
                         --------  -----       ---         -------         ------
Increase (decrease) in
 net assets from
 operations............. $ (1,709) 9,960       582         (38,877)        67,085
                         ========  =====       ===         =======         ======

                                   Oppenheimer Variable Account Funds
                         ------------------------------------------------------------
                               Bond Fund/VA           Capital Appreciation Fund/VA
                         ---------------------------  -------------------------------
                                         Year ended December 31,
                         ------------------------------------------------------------
                           2000      1999     1998       2000       1999       1998
                         --------  --------  -------  ----------  ---------  --------
Investment income:
  Income -- Ordinary
   dividends............ $108,521    96,549   30,639       6,341     15,085    30,546
  Expenses -- Mortality
   and expense risk
   charges and
   administrative
   expenses (note 3)....   18,468    30,625   44,412      69,352     62,566    56,132
                         --------  --------  -------  ----------  ---------  --------
Net investment income
 (expense)..............   90,053    65,924  (13,773)    (63,011)   (47,481)  (25,586)
                         --------  --------  -------  ----------  ---------  --------
Net realized and
 unrealized gain (loss)
 on investments:
  Net realized gain
   (loss)...............  (58,604)  (61,516) 140,916     858,133    900,975   779,763
  Unrealized
   appreciation
   (depreciation) on
   investments..........   27,471   (84,560) (22,639) (1,219,345)   646,214  (197,508)
  Capital gain
   distributions........      --      9,549   28,282     338,409    173,473   351,282
                         --------  --------  -------  ----------  ---------  --------
Net realized and
 unrealized gain (loss)
 on investments.........  (31,133) (136,527) 146,559     (22,803) 1,720,662   933,537
                         --------  --------  -------  ----------  ---------  --------
Increase (decrease) in
 net assets from
 operations............. $ 58,920   (70,603) 132,786     (85,814) 1,673,181   907,951
                         ========  ========  =======  ==========  =========  ========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                                  Oppenheimer Variable Account Funds (continued)
                                            ----------------------------------------------------------------
                                               Aggressive Growth Fund/VA           High Income Fund/VA
                                            ---------------------------------  -----------------------------
                                                              Year ended December 31,
                                            ----------------------------------------------------------------
                                               2000        1999       1998       2000      1999      1998
                                            -----------  ---------  ---------  --------  --------  ---------
Investment income:
  Income -- Ordinary dividends............  $       --         --      16,972   414,296   348,986    120,682
  Expenses -- Mortality and expense
   risk charges and administrative expenses
   (note 3)...............................      141,045     89,368     92,177    51,967    71,383     83,415
                                            -----------  ---------  ---------  --------  --------  ---------
Net investment income (expense)...........     (141,045)   (89,368)   (75,205)  362,329   277,603     37,267
                                            -----------  ---------  ---------  --------  --------  ---------
Net realized and unrealized gain (loss) on
 investments:
  Net realized gain (loss)................    1,507,212  1,178,701  1,139,675  (129,914)  (31,032)  (157,587)
  Unrealized appreciation (depreciation)
   on investments.........................   (3,070,063) 3,216,453   (392,601) (428,737)  (77,143)       402
  Capital gain distributions..............      389,633        --     171,601       --        --     147,500
                                            -----------  ---------  ---------  --------  --------  ---------
Net realized and unrealized gain (loss) on
 investments..............................   (1,173,218) 4,395,154    918,675  (558,651) (108,175)    (9,685)
                                            -----------  ---------  ---------  --------  --------  ---------
Increase (decrease) in net assets from
 operations...............................  $(1,314,263) 4,305,786    843,470  (196,322)  169,428     27,582
                                            ===========  =========  =========  ========  ========  =========
                                             Oppenheimer Variable Account      Variable Insurance Products
                                                   Funds (continued)                      Fund
                                            ---------------------------------  -----------------------------
                                              Multiple Strategies Fund/VA        Equity-Income Portfolio
                                            ---------------------------------  -----------------------------
                                                              Year ended December 31,
                                            ----------------------------------------------------------------
                                               2000        1999       1998       2000      1999      1998
                                            -----------  ---------  ---------  --------  --------  ---------
Investment income:
  Income -- Ordinary dividends............  $   145,756    109,789     29,411   248,784   241,170    221,548
  Expenses -- Mortality and expense risk
   charges and administrative expenses
   (note 3)...............................       41,696     42,535     42,195   174,794   220,388    217,902
                                            -----------  ---------  ---------  --------  --------  ---------
Net investment income (expense)...........      104,060     67,254    (12,784)   73,990    20,782      3,646
                                            -----------  ---------  ---------  --------  --------  ---------
Net realized and unrealized gain (loss) on
 investments:
  Net realized gain (loss)................        7,666     20,609    353,554    78,193   949,231  1,283,354
  Unrealized appreciation (depreciation)
   on investments.........................     (163,508)    68,454   (372,624) (353,707) (762,258)  (494,927)
  Capital gain distributions..............      211,696    157,988    166,660   937,281   536,798    785,489
                                            -----------  ---------  ---------  --------  --------  ---------
Net realized and unrealized gain (loss) on
 investments..............................       55,854    247,051    147,590   661,767   723,771  1,573,916
                                            -----------  ---------  ---------  --------  --------  ---------
Increase (decrease) in net assets from
 operations...............................  $   159,914    314,305    134,806   735,757   744,553  1,577,562
                                            ===========  =========  =========  ========  ========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                 Variable Insurance Products Fund (continued)
                         -----------------------------------------------------------------
                                Growth Portfolio                 Overseas Portfolio
                         ---------------------------------  ------------------------------
                                            Year ended December 31,
                         -----------------------------------------------------------------
                            2000        1999       1998        2000       1999      1998
                         -----------  ---------  ---------  ----------  --------- --------
Investment income:
  Income -- Ordinary
   dividends............ $    16,715     30,736     56,532      65,884     59,843   87,981
  Expenses -- Mortality
   and expense risk
   charges and
   administrative
   expenses (note 3)....     202,033    187,151    156,899      58,692     58,174   62,196
                         -----------  ---------  ---------  ----------  --------- --------
Net investment income
 (expense)..............    (185,318)  (156,415)  (100,367)      7,192      1,669   25,785
                         -----------  ---------  ---------  ----------  --------- --------
Net realized and
 unrealized gain (loss)
 on investments:
  Net realized gain
   (loss)...............     578,678  1,288,523  1,619,202     212,982    694,024 (178,639)
  Unrealized
   appreciation
   (depreciation) on
   investments..........  (3,965,666) 1,712,349    667,154  (1,602,432)   859,657  349,052
  Capital gain
   distributions........   1,663,182  1,506,084  1,356,757     414,893     97,639  263,943
                         -----------  ---------  ---------  ----------  --------- --------
Net realized and
 unrealized gain (loss)
 on investments.........  (1,723,806) 4,506,956  3,643,113    (974,557) 1,651,320  434,356
                         -----------  ---------  ---------  ----------  --------- --------
Increase (decrease) in
 net assets from
 operations............. $(1,909,124) 4,350,541  3,542,746    (967,365) 1,652,989  460,141
                         ===========  =========  =========  ==========  ========= ========

                                     Variable Insurance Products Fund II
                         -----------------------------------------------------------------
                            Asset Manager Portfolio            Contrafund Portfolio
                         -------------------------------  --------------------------------
                                           Year ended December 31,
                         -----------------------------------------------------------------
                            2000       1999      1998        2000       1999       1998
                         -----------  -------  ---------  ----------  ---------  ---------
Investment income:
  Income -- Ordinary
   dividends............ $   274,793  338,815    304,810      39,966     49,344     54,962
  Expenses -- Mortality
   and expense risk
   charges and
   administrative
   expenses (note 3)....     103,273  133,280    131,037     139,621    137,209    110,295
                         -----------  -------  ---------  ----------  ---------  ---------
Net investment income
 (expense)..............     171,520  205,535    173,773     (99,655)   (87,865)   (55,333)
                         -----------  -------  ---------  ----------  ---------  ---------
Net realized and
 unrealized gain (loss)
 on investments:
  Net realized gain
   (loss)...............     298,128  259,916    252,067     393,605    971,552  1,254,204
  Unrealized
   appreciation
   (depreciation) on
   investments..........  (1,507,589)  (9,876)   (67,659) (2,636,860)   885,621    648,485
  Capital gain
   distributions........     647,393  431,219    914,428   1,450,776    361,853    403,057
                         -----------  -------  ---------  ----------  ---------  ---------
Net realized and
 unrealized gain (loss)
 on investments.........    (562,068) 681,259  1,098,836    (792,479) 2,219,026  2,305,746
                         -----------  -------  ---------  ----------  ---------  ---------
Increase (decrease) in
 net assets from
 operations............. $  (390,548) 886,794  1,272,609    (892,134) 2,131,161  2,250,413
                         ===========  =======  =========  ==========  =========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                Variable Insurance Products Fund III
                         -------------------------------------------------------
                                                        Growth Opportunities
                         Growth & Income Portfolio           Portfolio
                         ---------------------------  --------------------------
                                      Year ended December 31,
                         -------------------------------------------------------
                           2000      1999     1998      2000     1999     1998
                         ---------  -------  -------  --------  -------  -------
Investment income:
  Income -- Ordinary
   dividends............ $  15,017    6,549      --     10,736    6,596    4,014
  Expenses -- Mortality
   and expense risk
   charges and
   administrative
   expenses (note 3)....    15,056   22,680   10,395     8,737    9,994    5,891
                         ---------  -------  -------  --------  -------  -------
Net investment income
 (expense)..............       (39) (16,131) (10,395)    1,999   (3,398)  (1,877)
                         ---------  -------  -------  --------  -------  -------
Net realized and
 unrealized gain (loss)
 on investments:
  Net realized gain
   (loss)...............   (41,849) 160,560  100,071   (12,867)  32,368   15,522
  Unrealized
   appreciation
   (depreciation) on
   investments..........  (131,011) (48,360)  91,779  (187,366) (18,063)  75,120
  Capital gain
   distributions........    98,008   13,296    1,681    54,448   12,249   14,232
                         ---------  -------  -------  --------  -------  -------
Net realized and
 unrealized gain (loss)
 on investments.........   (74,852) 125,496  193,531  (145,785)  26,554  104,874
                         ---------  -------  -------  --------  -------  -------
Increase (decrease) in
 net assets from
 operations............. $ (74,891) 109,365  183,136  (143,786)  23,156  102,997
                         =========  =======  =======  ========  =======  =======

                                    Federated Insurance Series
                         -----------------------------------------------------
                            American Leaders
                                 Fund II            High Income Bond Fund II
                         -------------------------  --------------------------
                                     Year ended December 31,
                         -----------------------------------------------------
                           2000     1999     1998     2000     1999     1998
                         --------  -------  ------  --------  -------  -------
Investment income:
  Income -- Ordinary
   dividends............ $  7,773    9,786   2,959    83,925   84,197   48,396
  Expenses -- Mortality
   and expense risk
   charges and
   administrative
   expenses (note 3)....   10,144   14,056  11,035    11,022   17,569   17,967
                         --------  -------  ------  --------  -------  -------
Net investment income
 (expense)..............   (2,371)  (4,270) (8,076)   72,903   66,628   30,429
                         --------  -------  ------  --------  -------  -------
Net realized and
 unrealized gain (loss)
 on investments:
  Net realized gain
   (loss)...............    6,438   19,046  (4,077)  (82,095) (82,162)  85,989
  Unrealized
   appreciation
   (depreciation) on
   investments..........  (19,766) (65,306) 58,884   (72,858)     543  (90,012)
  Capital gain
   distributions........   23,522   98,945  39,312       --     7,321   13,650
                         --------  -------  ------  --------  -------  -------
Net realized and
 unrealized gain (loss)
 on investments.........   10,194   52,685  94,119  (154,953) (74,298)   9,627
                         --------  -------  ------  --------  -------  -------
Increase (decrease) in
 net assets from
 operations............. $  7,823   48,415  86,043   (82,050)  (7,670)  40,056
                         ========  =======  ======  ========  =======  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                           Federated Insurance
                           Series (continued)           Alger American Fund
                         -------------------------  -----------------------------
                                                       Small Capitalization
                             Utility Fund II                 Portfolio
                         -------------------------  -----------------------------
                                       Year ended December 31,
                         --------------------------------------------------------
                           2000     1999     1998      2000      1999      1998
                         --------  -------  ------  ----------  -------  --------
Investment income:
  Income -- Ordinary
   dividends............ $ 12,337   13,222   4,053         --       --        --
  Expenses -- Mortality
   and expense risk
   charges and
   administrative
   expenses (note 3)....    5,496    6,330   6,146      37,231   28,322    21,533
                         --------  -------  ------  ----------  -------  --------
Net investment income
 (expense)..............    6,841    6,892  (2,093)    (37,231) (28,322)  (21,533)
                         --------  -------  ------  ----------  -------  --------
Net realized and
 unrealized gain (loss)
 on investments:
  Net realized gain
   (loss)...............    4,509   10,756  25,956    (261,756) 263,133  (361,335)
  Unrealized
   appreciation
   (depreciation) on
   investments..........  (65,634) (42,270)  8,478  (1,729,123) 286,111   411,856
  Capital gain
   distributions........    8,200   25,666  24,895   1,020,453  250,852   207,517
                         --------  -------  ------  ----------  -------  --------
Net realized and
 unrealized gain (loss)
 on investments.........  (52,925)  (5,848) 59,329    (970,426) 800,096   258,038
                         --------  -------  ------  ----------  -------  --------
Increase (decrease) in
 net assets from
 operations............. $(46,084)   1,044  57,236  (1,007,657) 771,774   236,505
                         ========  =======  ======  ==========  =======  ========

                                                                                            PBHG Insurance
                                                     Alger American Fund (continued)       Series Fund, Inc.
                                                     ---------------------------------  -------------------------
                                                                                         PBHG Large Cap Growth
                                                        LargeCap Growth Portfolio              Portfolio
                                                     ---------------------------------  -------------------------
                                                                     Year ended December 31,
                                                     ------------------------------------------------------------
                                                        2000        1999       1998       2000     1999     1998
                                                     -----------  ---------  ---------  --------  -------  ------
Investment income:
  Income -- Ordinary dividends.....................  $       --       4,197      7,214       --       --      --
  Expenses -- Mortality and expense risk charges
   and administrative expenses (note 3)............       71,997     57,600     31,716     8,329    1,948   1,340
                                                     -----------  ---------  ---------  --------  -------  ------
Net investment income (expense)....................      (71,997)   (53,403)   (24,502)   (8,329)  (1,948) (1,340)
                                                     -----------  ---------  ---------  --------  -------  ------
Net realized and unrealized gain (loss) on
 investments:
  Net realized gain (loss).........................      123,244    367,836    342,335    26,132   29,261  12,396
  Unrealized appreciation (depreciation) on
   investments.....................................   (1,653,849)   477,546    332,102  (197,654)  99,164  11,365
  Capital gain distributions.......................      732,190    415,458    353,476    23,477      --      --
                                                     -----------  ---------  ---------  --------  -------  ------
Net realized and unrealized gain (loss) on
 investments.......................................     (798,415) 1,260,840  1,027,913  (148,045) 128,425  23,761
                                                     -----------  ---------  ---------  --------  -------  ------
Increase (decrease) in net assets from operations..  $  (870,412) 1,207,437  1,003,411  (156,374) 126,477  22,421
                                                     ===========  =========  =========  ========  =======  ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                          PBHG Insurance Series
                          Fund, Inc. (continued)          Janus Aspen Series
                         --------------------------  ------------------------------
                         PBHG Growth II Portfolio    Aggressive Growth Portfolio
                         --------------------------  ------------------------------
                                        Year ended December 31,
                         ----------------------------------------------------------
                           2000      1999     1998      2000       1999      1998
                         ---------  -------  ------  ----------  ---------  -------
Investment income:
  Income -- Ordinary
   dividends............ $     --       --      --          --      41,689      --
  Expenses -- Mortality
   and expense risk
   charges and
   administrative
   expenses (note 3)....    16,459    3,631   1,328     123,063     66,736   31,583
                         ---------  -------  ------  ----------  ---------  -------
Net investment income
 (expense)..............   (16,459)  (3,631) (1,328)   (123,063)   (25,047) (31,583)
                         ---------  -------  ------  ----------  ---------  -------
Net realized and
 unrealized gain (loss)
 on investments:
  Net realized gain
   (loss)...............  (368,039) 127,082  36,908   2,053,482  1,877,887  678,326
  Unrealized
   appreciation
   (depreciation) on
   investments..........  (133,963)  66,595  15,978  (6,007,948) 3,056,764  307,545
  Capital gain
   distributions........    13,900      --      --    1,056,305     70,984      --
                         ---------  -------  ------  ----------  ---------  -------
Net realized and
 unrealized gain (loss)
 on investments.........  (488,102) 193,677  52,886  (2,898,161) 5,005,635  985,871
                         ---------  -------  ------  ----------  ---------  -------
Increase (decrease) in
 net assets from
 operations............. $(504,561) 190,046  51,558  (3,021,224) 4,980,588  954,288
                         =========  =======  ======  ==========  =========  =======

                                                                     Janus Aspen Series (continued)
                                                     ------------------------------------------------------------------
                                                            Growth Portfolio             Worldwide Growth Portfolio
                                                     --------------------------------- --------------------------------
                                                                        Year ended December 31,
                                                     ------------------------------------------------------------------
                                                        2000        1999       1998       2000       1999       1998
                                                     -----------  ---------  --------- ----------  ---------  ---------
Investment income:
  Income -- Ordinary dividends.....................  $     6,411     17,258    186,177     23,705     22,883    283,470
  Expenses -- Mortality and expense risk charges
   and administrative expenses (note 3)............      135,755     99,371     67,687    243,487    173,236    132,642
                                                     -----------  ---------  --------- ----------  ---------  ---------
Net investment income (expense)....................     (129,344)   (82,113)   118,490   (219,782)  (150,353)   150,828
                                                     -----------  ---------  --------- ----------  ---------  ---------
Net realized and unrealized gain (loss) on
 investments:
  Net realized gain (loss).........................      829,366    732,403    870,857  4,249,648  1,684,622  1,535,984
  Unrealized appreciation (depreciation) on
   investments.....................................   (3,208,185) 2,126,069    434,354 (8,564,849) 5,709,994    417,036
  Capital gain distributions.......................      841,540     38,444    150,149  1,482,669        --     114,875
                                                     -----------  ---------  --------- ----------  ---------  ---------
Net realized and unrealized gain (loss) on
 investments.......................................   (1,537,279) 2,896,916  1,455,360 (2,832,532) 7,394,616  2,067,895
                                                     -----------  ---------  --------- ----------  ---------  ---------
Increase (decrease) in net assets from operations..  $(1,666,623) 2,814,803  1,573,850 (3,052,314) 7,244,263  2,218,723
                                                     ===========  =========  ========= ==========  =========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                    Janus Aspen Series (continued)
                         --------------------------------------------------------
                                                             Flexible Income
                               Balanced Portfolio               Portfolio
                         -------------------------------- -----------------------
                                        Year ended December 31,
                         --------------------------------------------------------
                            2000        1999      1998     2000    1999     1998
                         -----------  --------- --------- ------  -------  ------
Investment income:
  Income -- Ordinary
   dividends............ $    58,699    134,118   156,510  4,306   23,898  22,361
  Expenses -- Mortality
   and expense risk
   charges and
   administrative
   expenses (note 3)....      95,677     77,430    53,807  3,340    5,169   4,450
                         -----------  --------- --------- ------  -------  ------
Net investment income
 (expense)..............     (36,978)    56,688   102,703    966   18,729  17,911
                         -----------  --------- --------- ------  -------  ------
Net realized and
 unrealized gain (loss)
 on investments:
  Net realized gain
   (loss)...............     237,385    397,981    75,042 (7,051)   2,310   2,524
  Unrealized
   appreciation
   (depreciation) on
   investments..........  (1,219,714)   859,559 1,021,865  8,147  (20,012)  3,399
  Capital gain
   distributions........     762,535        --     26,713  9,377    1,152   1,021
                         -----------  --------- --------- ------  -------  ------
Net realized and
 unrealized gain (loss)
 on investments.........    (219,794) 1,257,540 1,123,620 10,473  (16,550)  6,944
                         -----------  --------- --------- ------  -------  ------
Increase (decrease) in
 net assets from
 operations............. $  (256,772) 1,314,228 1,226,323 11,439    2,179  24,855
                         ===========  ========= ========= ======  =======  ======

                                       Janus Aspen Series (continued)
                         --------------------------------------------------------------
                             International Growth            Capital Appreciation
                                   Portfolio                      Portfolio
                         ------------------------------- ------------------------------
                                          Year ended December 31,
                         --------------------------------------------------------------
                            2000        1999      1998      2000       1999      1998
                         -----------  ---------  ------- ----------  ---------  -------
Investment income:
  Income -- Ordinary
   dividends............ $     9,597      5,822   54,292     13,716        935      555
  Expenses -- Mortality
   and expense risk
   charges and
   administrative
   expenses (note 3)....      54,370     34,028   31,407     44,916     32,166    6,271
                         -----------  ---------  ------- ----------  ---------  -------
Net investment income
 (expense)..............     (44,773)   (28,206)  22,885    (31,200)   (31,231)  (5,716)
                         -----------  ---------  ------- ----------  ---------  -------
Net realized and
 unrealized gain (loss)
 on investments:
  Net realized gain
   (loss)...............   1,146,311    452,801  171,620    477,631    435,959  225,641
  Unrealized
   appreciation
   (depreciation) on
   investments..........  (1,860,929) 1,288,333  158,124 (1,179,619)   837,570   56,754
  Capital gain
   distributions........     181,169        --     7,791     24,888     10,754      --
                         -----------  ---------  ------- ----------  ---------  -------
Net realized and
 unrealized gain (loss)
 on investments.........    (533,449) 1,741,134  337,535   (677,100) 1,284,283  282,395
                         -----------  ---------  ------- ----------  ---------  -------
Increase (decrease) in
 net assets from
 operations............. $  (578,222) 1,712,928  360,420   (708,300) 1,253,052  276,679
                         ===========  =========  ======= ==========  =========  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                              Janus Aspen Series --      Goldman Sachs Variable Insurance
                                 Service Shares                       Trust
                         ------------------------------- ----------------------------------
                           Global Life       Global
                            Sciences       Technology
                            Portfolio       Portfolio         Growth and Income Fund
                         --------------- --------------- ----------------------------------
                           Period from     Period from    Year ended
                         June 1, 2000 to June 6, 2000 to December 31,       Period from
                          December 31,    December 31,   --------------  October 6, 1998 to
                              2000            2000        2000    1999   December 31, 1998
                         --------------- --------------- ------  ------  ------------------
Investment income:
  Income -- Ordinary
   dividends............     $  --             1,044        150     766          48
  Expenses -- Mortality
   and expense risk
   charges and
   administrative
   expenses (note 3)....        916            1,810        702     648          11
                             ------         --------     ------  ------         ---
Net investment income
 (expense)..............       (916)            (766)      (552)    118          37
                             ------         --------     ------  ------         ---
Net realized and
 unrealized gain (loss)
 on investments:
  Net realized gain
   (loss)...............       (239)        (207,776)    (1,573)    573          58
  Unrealized
   appreciation
   (depreciation) on
   investments..........      8,275          (42,258)      (748) (2,840)         49
  Capital gain
   distributions........        --               --         --      --          --
                             ------         --------     ------  ------         ---
Net realized and
 unrealized gain (loss)
 on investments.........      8,036         (250,034)    (2,321) (2,267)        107
                             ------         --------     ------  ------         ---
Increase (decrease) in
 net assets from
 operations.............     $7,120         (250,800)    (2,873) (2,149)        144
                             ======         ========     ======  ======         ===

                         Goldman Sachs Variable Insurance      Salomon Brothers Variable
                                 Trust (continued)                  Series Fund Inc.
                         ----------------------------------- ------------------------------
                                Mid Cap Value Fund                Strategic Bond Fund
                         ----------------------------------- ------------------------------
                            Year ended        Period from
                           December 31,     June 25, 1998 to  Year ended     Period from
                         -----------------    December 31,   December 31, March 19, 1999 to
                           2000     1999          1998           2000     December 31, 1999
                         --------  -------  ---------------- ------------ -----------------
Investment income:
  Income -- Ordinary
   dividends............ $  4,792    1,901        662              --            5,114
  Expenses -- Mortality
   and expense risk
   charges and
   administrative
   expenses (note 3)....    4,481    4,901        237              486           6,264
                         --------  -------        ---           ------         -------
Net investment income
 (expense)..............      311   (3,000)       425             (486)         (1,150)
                         --------  -------        ---           ------         -------
Net realized and
 unrealized gain (loss)
 on investments:
  Net realized gain
   (loss)...............  (12,964)  84,871        (16)          (3,595)        (14,814)
  Unrealized
   appreciation
   (depreciation) on
   investments..........  101,034  (27,108)       196            4,324          (4,324)
  Capital gain
   distributions........   15,479      --         --               --              --
                         --------  -------        ---           ------         -------
Net realized and
 unrealized gain (loss)
 on investments.........  103,549   57,763        180              729         (19,138)
                         --------  -------        ---           ------         -------
Increase (decrease) in
 net assets from
 operations............. $103,860   54,763        605              243         (20,288)
                         ========  =======        ===           ======         =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                  Salomon Brothers Variable Series Fund Inc.
                                                  (continued)
                                -----------------------------------------------
                                 Investors Fund         Total Return Fund
                                ----------------- -----------------------------
                                                                 Period from
                                   Period from     Year ended  July 14, 1999 to
                                March 31, 2000 to December 31,   December 31,
                                December 31, 2000     2000           1999
                                ----------------- ------------ ----------------
Investment income:
  Income -- Ordinary
   dividends...................      $1,474           289             154
  Expenses -- Mortality and
   expense risk charges and
   administrative expenses
   (note 3)....................       1,302           110              39
                                     ------           ---            ----
Net investment income
 (expense).....................         172           179             115
                                     ------           ---            ----
Net realized and unrealized
 gain (loss) on investments:
  Net realized gain (loss).....         946            (7)             (8)
  Unrealized appreciation
   (depreciation) on
   investments.................         914           367            (424)
  Capital gain distributions...       6,211           --              --
                                     ------           ---            ----
Net realized and unrealized
 gain (loss) on investments....       8,071           360            (432)
                                     ------           ---            ----
Increase (decrease) in net
 assets from operations........      $8,243           539            (317)
                                     ======           ===            ====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                      Statements of Changes in Net Assets

                                             GE Investments Funds, Inc.
                          ---------------------------------------------------------------------
                                S&P 500 Index Fund                  Money Market Fund
                          ---------------------------------  ----------------------------------
                              Year ended December 31,            Year ended December 31,
                          ---------------------------------  ----------------------------------
                             2000        1999       1998        2000        1999        1998
                          -----------  ---------  ---------  ----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
  Net investment income
   (expense)............  $   (42,984)   (39,597)   (11,446)    659,681     492,078     502,420
  Net realized gain
   (loss)...............      253,088    547,538    398,018         --          --       (2,104)
  Unrealized
   appreciation
   (depreciation) on
   investments..........   (1,256,862)   714,039    497,472         --          --        2,104
  Capital gain
   distributions........      140,542     79,903    180,554         --          --          --
                          -----------  ---------  ---------  ----------  ----------  ----------
Increase (decrease) in
 net assets from
 operations.............     (906,216) 1,301,883  1,064,598     659,681     492,078     502,420
                          -----------  ---------  ---------  ----------  ----------  ----------
From capital
 transactions:
  Net premiums..........       92,578    209,250    364,101   3,873,682   7,275,148  10,323,239
  Loan interest.........       (2,440)    (3,621)    (1,758)     40,295      33,105      15,680
  Transfers (to) from
   the general account
   of GE Life & Annuity:
    Death benefits......     (311,551)       --     (26,898)    (48,296)        --       (9,663)
    Surrenders..........     (371,309)  (571,204)  (122,586) (2,500,421) (4,064,746)   (492,391)
    Loans...............      (59,986)   (14,382)    (8,955) (1,462,643)   (733,748) (1,044,167)
    Cost of insurance
     and administrative
     expense (note 3)...      (80,865)   (76,602)   (54,690)   (155,234)   (151,555)   (149,692)
    Transfer gain (loss)
     and transfer fees..       11,380     (2,154)   190,048  (1,860,641)    (55,274)      3,729
  Transfers (to) from
   the Guarantee
   Account..............       29,696      1,200    156,285    (157,515)        --      (57,398)
  Interfund transfers...      438,834  1,450,154  1,318,239  (2,883,414)  1,796,890  (9,507,257)
                          -----------  ---------  ---------  ----------  ----------  ----------
Increase (decrease) in
 net assets from capital
 transactions...........     (253,663)   992,641  1,813,786  (5,154,187)  4,099,820    (917,920)
                          -----------  ---------  ---------  ----------  ----------  ----------
  Increase (decrease) in
   net assets...........   (1,159,879) 2,294,524  2,878,384  (4,494,506)  4,591,898    (415,500)
Net assets at beginning
 of year................    8,374,047  6,079,523  3,201,139  15,430,722  10,838,824  11,254,324
                          -----------  ---------  ---------  ----------  ----------  ----------
Net assets at end of
 period.................  $ 7,214,168  8,374,047  6,079,523  10,936,216  15,430,722  10,838,824
                          ===========  =========  =========  ==========  ==========  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                   GE Investments Funds, Inc. (continued)
                          -------------------------------------------------------------
                                Total Return Fund           International Equity Fund
                          --------------------------------  ---------------------------
                             Year ended December 31,         Year ended December 31,
                          --------------------------------  ---------------------------
                             2000       1999       1998       2000      1999     1998
                          ----------  ---------  ---------  ---------  -------  -------
Increase (decrease) in
 net assets
From operations:
  Net investment income
   (expense)............  $   23,254     11,546     68,818     (3,699)  (3,474)  12,064
  Net realized gain
   (loss)...............      23,582     34,289      4,509     32,727      166    1,173
  Unrealized
   appreciation
   (depreciation) on
   investments..........     (56,704)   110,595    183,805   (144,443)  72,780    5,854
  Capital gain
   distributions........      69,728     42,374        --      52,541   26,382      --
                          ----------  ---------  ---------  ---------  -------  -------
Increase (decrease) in
 net assets from
 operations.............      59,860    198,804    257,132    (62,874)  95,854   19,091
                          ----------  ---------  ---------  ---------  -------  -------
From capital
 transactions:
  Net premiums..........       2,250      9,104     13,446        --       --     1,056
  Loan interest.........        (647)      (740)      (107)       --        (6)     (50)
  Transfers (to) from
   the general account
   of GE Life & Annuity:
    Death benefits......         --         --         --         --       --       --
    Surrenders..........    (108,581)  (134,715)  (163,264)       --       --       --
    Loans...............     (22,399)    (5,353)   (33,631)      (100)     --     3,954
    Cost of insurance
     and administrative
     expense (note 3)...     (16,554)   (18,760)   (17,774)    (3,826)  (3,710)  (3,955)
    Transfer gain (loss)
     and transfer fees..         413      1,266        643     (6,581)  (5,641)  26,258
  Transfers (to) from
   the Guarantee
   Account..............       3,851        500     10,426    (13,358)     --    25,276
  Interfund transfers...      73,820    (74,939)    52,057      9,264   23,090  (28,632)
                          ----------  ---------  ---------  ---------  -------  -------
Increase (decrease) in
 net assets from capital
 transactions...........     (67,847)  (223,637)  (138,204)   (14,601)  13,733   23,907
                          ----------  ---------  ---------  ---------  -------  -------
  Increase (decrease) in
   net assets...........      (7,987)   (24,833)   118,928    (77,475) 109,587   42,998
Net assets at beginning
 of year................   1,762,719  1,787,552  1,668,624    409,826  300,239  257,241
                          ----------  ---------  ---------  ---------  -------  -------
Net assets at end of
 period.................  $1,754,732  1,762,719  1,787,552    332,351  409,826  300,239
                          ==========  =========  =========  =========  =======  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                 GE Investments Funds, Inc. (continued)
                          ---------------------------------------------------------
                          Real Estate Securities Fund       Global Income Fund
                          ------------------------------  -------------------------
                            Year ended December 31,       Year ended December 31,
                          ------------------------------  -------------------------
                             2000      1999      1998      2000      1999     1998
                          ----------  -------  ---------  -------  --------  ------
Increase (decrease) in
 net assets
From operations:
  Net investment income
   (expense)............  $   16,820   25,102     16,447     (832)  (10,517)  1,255
  Net realized gain
   (loss)...............     (28,508) (51,641)   (76,333) (12,550) (174,205)     11
  Unrealized
   appreciation
   (depreciation) on
   investments..........     209,214   15,871   (155,043)   6,143    (1,207)  1,291
  Capital gain
   distributions........       2,635    1,796     26,116      --         28      64
                          ----------  -------  ---------  -------  --------  ------
Increase (decrease) in
 net assets from
 operations.............     200,161   (8,872)  (188,813)  (7,239) (185,901)  2,621
                          ----------  -------  ---------  -------  --------  ------
From capital
 transactions:
  Net premiums..........       5,000    9,200     41,531      --      3,403     --
  Loan interest.........        (591)  (1,009)      (188)   1,928       227     --
  Transfers (to) from
   the general account
   of GE Life & Annuity:
    Death benefits......         --       --         --       --        --      --
    Surrenders..........     (15,255) (35,918)    (2,915)     --        --      --
    Loans...............     (24,317)  (4,066)   (15,423)     --     15,465     --
    Cost of insurance
     and administrative
     expense (note 3)...      (6,719)  (8,475)   (11,347)    (343)   (4,487)   (264)
  Transfer gain (loss)
   and transfer fees....      (1,214)   2,893      1,201  464,801       329      (3)
  Transfers (to) from
   the Guarantee
   Account..............         --         7     35,000      --        --      --
  Interfund transfers...   2,642,526  (46,114)  (222,532) 160,125   170,322  12,432
                          ----------  -------  ---------  -------  --------  ------
Increase (decrease) in
 net assets from capital
 transactions...........   2,599,430  (83,482)  (174,673) 626,511   185,259  12,165
                          ----------  -------  ---------  -------  --------  ------
  Increase (decrease) in
   net assets...........   2,799,591  (92,354)  (363,486) 619,272      (642) 14,786
Net assets at beginning
 of year................     614,487  706,841  1,070,327   27,843    28,485  13,699
                          ----------  -------  ---------  -------  --------  ------
Net assets at end of
 period.................  $3,414,078  614,487    706,841  647,115    27,843  28,485
                          ==========  =======  =========  =======  ========  ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                  GE Investments Funds, Inc. (continued)
                          -----------------------------------------------------------
                            Mid-Cap Value Equity
                                    Fund                       Income Fund
                          --------------------------  -------------------------------
                          Year ended December 31,        Year ended December 31,
                          --------------------------  -------------------------------
                            2000     1999     1998      2000       1999       1998
                          --------  -------  -------  ---------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
  Net investment income
   (expense)............  $ (2,782)  (3,680)  (4,868)    58,910     50,333     51,688
  Net realized gain
   (loss)...............    12,878   68,899    1,355    (17,374)      (784)     9,720
  Unrealized
   appreciation
   (depreciation) on
   investments..........    22,673   24,230    2,571     68,916    (90,951)    13,245
  Capital gain
   distributions........    26,826      --    12,708        --       2,137     12,310
                          --------  -------  -------  ---------  ---------  ---------
Increase (decrease) in
 net assets from
 operations.............    59,595   89,449   11,766    110,452    (39,265)    86,963
                          --------  -------  -------  ---------  ---------  ---------
From capital
 transactions:
  Net premiums..........     4,254    3,802   19,404        --      16,162        --
  Loan interest.........      (900)  (1,028)  (1,009)    (4,321)    (4,763)    (3,764)
  Transfers (to) from
   the general account
   of GE Life & Annuity:
    Death benefits......       --       --       --         --         --         --
    Surrenders..........       --       --       --     (51,628)   (87,362)    (2,594)
    Loans...............       --    (6,939)  (1,441)   (27,965)    (4,459)   (21,862)
    Cost of insurance
     and administrative
     expense (note 3)...    (8,658)  (8,194)  (5,910)   (12,868)   (15,183)   (15,101)
    Transfer gain (loss)
     and transfer fees..    (7,392)  (1,865) (39,597)      (151)      (139)      (703)
  Transfers (to) from
   the Guarantee
   Account..............       --    29,405      --         --      20,109      7,872
  Interfund transfers...    (5,645) 118,008  297,789    (68,336)   (27,799)   196,041
                          --------  -------  -------  ---------  ---------  ---------
Increase (decrease) in
 net assets from capital
 transactions...........   (18,341) 133,189  269,236   (165,269)  (103,434)   159,889
                          --------  -------  -------  ---------  ---------  ---------
  Increase (decrease) in
   net assets...........    41,254  222,638  281,002    (54,817)  (142,699)   246,852
Net assets at beginning
 of year................   755,346  532,708  251,706  1,324,350  1,467,049  1,220,197
                          --------  -------  -------  ---------  ---------  ---------
Net assets at end of
 period.................  $796,600  755,346  532,708  1,269,533  1,324,350  1,467,049
                          ========  =======  =======  =========  =========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                     GE Investments Funds, Inc. (continued)
                          ---------------------------------------------------------------
                                 U.S. Equity Fund            Premier Growth Equity Fund
                          --------------------------------- -----------------------------
                             Year ended       Period from                  Period from
                            December 31,     May 5, 1998 to  Year ended  June 11, 1999 to
                          -----------------   December 31,  December 31,   December 31,
                            2000     1999         1998          2000           1999
                          --------  -------  -------------- ------------ ----------------
Increase (decrease) in
 net assets
From operations:
  Net investment income
   (expense)............  $   (731)     (15)         51        (6,719)        (1,545)
  Net realized gain
   (loss)...............     3,147      520          89         6,148            139
  Unrealized
   appreciation
   (depreciation) on
   investments..........   (10,780)   3,276         243       (75,063)        54,745
  Capital gain
   distributions........     6,655    6,179         199        36,757         13,746
                          --------  -------      ------       -------        -------
Increase (decrease) in
 net assets from
 operations.............    (1,709)   9,960         582       (38,877)        67,085
                          --------  -------      ------       -------        -------
From capital
 transactions:
  Net premiums..........     4,228      --          --          4,580            --
  Loan interest.........       --       --          --            --             --
  Transfers (to) from
   the general account
   of GE Life & Annuity:
    Death benefits......       --       --          --            --             --
    Surrenders..........       --       --          --         (2,232)           --
    Loans...............    (1,266)     --          --            --            (300)
    Cost of insurance
     and administrative
     expense (note 3)...    (1,416)    (540)        (30)       (7,464)        (2,033)
    Transfer gain (loss)
     and transfer fees..       169     (188)       (108)           15          3,988
  Transfers (to) from
   the Guarantee
   Account..............    14,252      --          --         29,205            --
  Interfund transfers...     3,976  109,461       9,718       181,947        393,060
                          --------  -------      ------       -------        -------
Increase (decrease) in
 net assets from capital
 transactions...........    19,943  108,733       9,580       206,051        394,715
                          --------  -------      ------       -------        -------
  Increase (decrease) in
   net assets...........    18,234  118,693      10,162       167,174        461,800
Net assets at beginning
 of year................   128,855   10,162         --        461,800            --
                          --------  -------      ------       -------        -------
Net assets at end of
 period.................  $147,089  128,855      10,162       628,974        461,800
                          ========  =======      ======       =======        =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                         Oppenheimer Variable Account Funds
                          ---------------------------------------------------------------------
                                   Bond Fund/VA                Capital Appreciation Fund/VA
                          ---------------------------------  ----------------------------------
                              Year ended December 31,            Year ended December 31,
                          ---------------------------------  ----------------------------------
                             2000       1999        1998        2000         1999       1998
                          ----------  ---------  ----------  -----------  ----------  ---------
Increase (decrease) in
 net assets
From operations:
  Net investment income
   (expense)............  $   90,053     65,924     (13,773)     (63,011)    (47,481)   (25,586)
  Net realized gain
   (loss)...............     (58,604)   (61,516)    140,916      858,133     900,975    779,763
  Unrealized
   appreciation
   (depreciation) on
   investments..........      27,471    (84,560)    (22,639)  (1,219,345)    646,214   (197,508)
  Capital gain
   distributions........         --       9,549      28,282      338,409     173,473    351,282
                          ----------  ---------  ----------  -----------  ----------  ---------
Increase (decrease) in
 net assets from
 operations.............      58,920    (70,603)    132,786      (85,814)  1,673,181    907,951
                          ----------  ---------  ----------  -----------  ----------  ---------
From capital
 transactions:
  Net premiums..........      21,642     21,642      63,953       42,722      34,750    130,707
  Loan interest.........       6,941      3,160       1,867       (3,719)     (2,980)    (2,818)
  Transfers (to) from
   the general account
   of GE Life & Annuity:
    Death benefits......         --         --          --           --          --         --
    Surrenders..........     (13,237)   (35,960)    (80,793)    (175,875)   (638,691)  (143,689)
    Loans...............     (14,010)   (30,925)       (717)    (587,038)   (159,747)  (119,579)
    Cost of insurance
     and administrative
     expense (note 3)...     (14,461)   (21,619)    (29,054)     (48,235)    (44,705)   (46,695)
    Transfer gain (loss)
     and transfer fees..     446,468     23,758     (48,553)      28,703    (247,728)   130,682
  Transfers (to) from
   the Guarantee
   Account..............       3,340      6,580       8,443       62,872           7     58,430
  Interfund transfers...    (134,891)  (761,210) (1,102,223)     688,521  (2,684,688) 2,177,306
                          ----------  ---------  ----------  -----------  ----------  ---------
Increase (decrease) in
 net assets from capital
 transactions...........     301,792   (794,574) (1,187,077)       7,951  (3,743,782) 2,184,344
                          ----------  ---------  ----------  -----------  ----------  ---------
  Increase (decrease) in
   net assets...........     360,712   (865,177) (1,054,291)     (77,863) (2,070,601) 3,092,295
Net assets at beginning
 of year................   1,608,428  2,473,605   3,527,896    4,918,216   6,988,817  3,896,522
                          ----------  ---------  ----------  -----------  ----------  ---------
Net assets at end of
 period.................  $1,969,140  1,608,428   2,473,605    4,840,353   4,918,216  6,988,817
                          ==========  =========  ==========  ===========  ==========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                    Oppenheimer Variable Account Funds (continued)
                          -----------------------------------------------------------------------
                              Aggressive Growth Fund/VA              High Income Fund/VA
                          -----------------------------------  ----------------------------------
                               Year ended December 31,             Year ended December 31,
                          -----------------------------------  ----------------------------------
                             2000         1999        1998        2000         1999       1998
                          -----------  ----------  ----------  -----------  ----------  ---------
Increase (decrease) in
 net assets
From operations:
  Net investment income
   (expense)............  $  (141,045)    (89,368)    (75,205)     362,329     277,603     37,267
  Net realized gain
   (loss)...............    1,507,212   1,178,701   1,139,675     (129,914)    (31,032)  (157,587)
  Unrealized
   appreciation
   (depreciation) on
   investments..........   (3,070,063)  3,216,453    (392,601)    (428,737)    (77,143)       402
  Capital gain
   distributions........      389,633         --      171,601          --          --     147,500
                          -----------  ----------  ----------  -----------  ----------  ---------
Increase (decrease) in
 net assets from
 operations.............   (1,314,263)  4,305,786     843,470     (196,322)    169,428     27,582
                          -----------  ----------  ----------  -----------  ----------  ---------
From capital
 transactions:
  Net premiums..........       76,786      54,210     106,960        4,600       6,954     11,471
  Loan interest.........      (11,013)     (5,149)      7,156          232      (2,114)    (1,733)
  Transfers (to) from
   the general account
   of GE Life & Annuity:
    Death benefits......          --      (22,618)        --           --          --     (45,936)
    Surrenders..........     (658,040)   (421,155)   (235,363)    (248,202)    (96,824)  (576,832)
    Loans...............     (147,893)   (124,739)   (644,066)     (70,658)   (118,625)   (34,516)
    Cost of insurance
     and administrative
     expense (note 3)...      (98,373)    (68,853)    (81,387)     (38,283)    (52,357)   (62,108)
    Transfer gain (loss)
     and transfer fees..       21,286     (53,960)   (865,659)     432,906       9,892    (53,899)
  Transfers (to) from
   the Guarantee
   Account..............      (31,367)      8,140       7,563        9,997         443     28,238
  Interfund transfers...    1,142,851  (1,031,745)    515,285   (1,055,778) (1,558,865)   191,267
                          -----------  ----------  ----------  -----------  ----------  ---------
Increase (decrease) in
 net assets from capital
 transactions...........      294,237  (1,665,869) (1,189,511)    (965,186) (1,811,496)  (544,048)
                          -----------  ----------  ----------  -----------  ----------  ---------
  Increase (decrease) in
   net assets...........   (1,020,026)  2,639,917    (346,041)  (1,161,508) (1,642,068)  (516,466)
Net assets at beginning
 of year................    9,138,601   6,498,684   6,844,725    4,519,187   6,161,255  6,677,721
                          -----------  ----------  ----------  -----------  ----------  ---------
Net assets at end of
 period.................  $ 8,118,575   9,138,601   6,498,684    3,357,679   4,519,187  6,161,255
                          ===========  ==========  ==========  ===========  ==========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                           Oppenheimer Variable Account
                                Funds (continued)           Variable Insurance Products Fund
                          --------------------------------  ----------------------------------
                           Multiple Strategies Fund/VA          Equity-Income Portfolio
                          --------------------------------  ----------------------------------
                             Year ended December 31,            Year ended December 31,
                          --------------------------------  ----------------------------------
                             2000       1999       1998        2000        1999        1998
                          ----------  ---------  ---------  ----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
  Net investment income
   (expense)............  $  104,060     67,254    (12,784)     73,990      20,782       3,646
  Net realized gain
   (loss)...............       7,666     20,609    353,554      78,193     949,231   1,283,354
  Unrealized
   appreciation
   (depreciation) on
   investments..........    (163,508)    68,454   (372,624)   (353,707)   (762,258)   (494,927)
  Capital gain
   distributions........     211,696    157,988    166,660     937,281     536,798     785,489
                          ----------  ---------  ---------  ----------  ----------  ----------
Increase (decrease) in
 net assets from
 operations.............     159,914    314,305    134,806     735,757     744,553   1,577,562
                          ----------  ---------  ---------  ----------  ----------  ----------
From capital
 transactions:
  Net premiums..........       1,000     37,781      1,000       7,445      30,709     146,903
  Loan interest.........       8,264       (208)      (877)    (11,060)    (12,986)    (10,898)
  Transfers (to) from
   the general account
   of GE Life & Annuity:
    Death benefits......         --         --     (18,545)   (643,557)        --      (61,020)
    Surrenders..........    (157,318)  (189,005)  (140,865)   (477,615)   (531,791)   (222,133)
    Loans...............     (20,310)   (10,720)   (50,344)   (238,547)   (229,126)   (402,392)
    Cost of insurance
     and administrative
     expense
     (note 3)...........     (30,114)   (31,574)   (31,968)   (117,182)   (153,739)   (167,638)
    Transfer gain (loss)
     and
     transfer fees......        (493)     1,885      6,332       4,355       7,118      15,304
  Transfers (to) from
   the Guarantee
   Account..............       3,366        943     29,334      72,101    (128,390)    122,727
  Interfund transfers...      (2,393)  (254,274)   108,424  (1,133,203) (1,383,061)   (202,161)
                          ----------  ---------  ---------  ----------  ----------  ----------
Increase (decrease) in
 net assets from capital
 transactions...........    (197,998)  (445,172)   (97,509) (2,537,263) (2,401,266)   (781,308)
                          ----------  ---------  ---------  ----------  ----------  ----------
  Increase (decrease) in
   net assets...........     (38,084)  (130,867)    37,297  (1,801,506) (1,656,713)    796,254
Net assets at beginning
 of year................   3,117,455  3,248,322  3,211,025  15,169,220  16,825,933  16,029,679
                          ----------  ---------  ---------  ----------  ----------  ----------
Net assets at end of
 period.................  $3,079,371  3,117,455  3,248,322  13,367,714  15,169,220  16,825,933
                          ==========  =========  =========  ==========  ==========  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                     Variable Insurance Products Fund (continued)
                          -----------------------------------------------------------------------
                                  Growth Portfolio                    Overseas Portfolio
                          -----------------------------------  ----------------------------------
                               Year ended December 31,             Year ended December 31,
                          -----------------------------------  ----------------------------------
                             2000         1999        1998        2000         1999       1998
                          -----------  ----------  ----------  -----------  ----------  ---------
Increase (decrease) in
 net assets
From operations:
  Net investment income
   (expense)............  $  (185,318)   (156,415)   (100,367)       7,192       1,669     25,785
  Net realized gain
   (loss)...............      578,678   1,288,523   1,619,202      212,982     694,024   (178,639)
  Unrealized
   appreciation
   (depreciation) on
   investments..........   (3,965,666)  1,712,349     667,154   (1,602,432)    859,657    349,052
  Capital gain
   distributions........    1,663,182   1,506,084   1,356,757      414,893      97,639    263,943
                          -----------  ----------  ----------  -----------  ----------  ---------
Increase (decrease) in
 net assets from
 operations.............   (1,909,124)  4,350,541   3,542,746     (967,365)  1,652,989    460,141
                          -----------  ----------  ----------  -----------  ----------  ---------
From capital
 transactions:
  Net premiums..........       20,315     161,347      50,433       16,083      18,135     19,010
  Loan interest.........      (22,417)    (16,324)    (17,111)      (1,583)     (2,376)    (1,529)
  Transfers (to) from
   the general account
   of GE Life & Annuity:
    Death benefits......     (135,401)        --      (24,255)         --      (21,324)   (30,475)
    Surrenders..........     (738,545) (1,385,411)   (572,105)    (173,517)   (191,090)  (214,745)
    Loans...............     (258,684)   (164,276)   (532,091)    (671,085)   (107,707)   (93,248)
    Cost of insurance
     and administrative
     expense
     (note 3)...........     (140,569)   (133,989)   (123,718)     (40,650)    (40,060)   (47,188)
    Transfer gain (loss)
     and transfer fees..        5,907     (48,212)    177,115       60,686     (29,352)    66,028
  Transfers (to) from
   the Guarantee
   Account..............       89,432       5,600     100,312          766         443     (8,627)
  Interfund transfers...      607,088    (452,607)    463,637      546,529  (1,559,209)   294,585
                          -----------  ----------  ----------  -----------  ----------  ---------
Increase (decrease) in
 net assets from capital
 transactions...........     (572,874) (2,033,872)   (477,783)    (262,771) (1,932,540)   (16,189)
                          -----------  ----------  ----------  -----------  ----------  ---------
  Increase (decrease) in
   net assets...........   (2,481,998)  2,316,669   3,064,963   (1,230,136)   (279,551)   443,952
Net assets at beginning
 of year................   15,774,184  13,457,515  10,392,552    4,726,973   5,006,524  4,562,572
                          -----------  ----------  ----------  -----------  ----------  ---------
Net assets at end of
 period.................  $13,292,186  15,774,184  13,457,515    3,496,837   4,726,973  5,006,524
                          ===========  ==========  ==========  ===========  ==========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                          Variable Insurance Products Fund II
                          ------------------------------------------------------------------------
                               Asset Manager Portfolio               Contrafund Portfolio
                          -----------------------------------  -----------------------------------
                               Year ended December 31,              Year ended December 31,
                          -----------------------------------  -----------------------------------
                             2000         1999        1998        2000         1999        1998
                          -----------  ----------  ----------  -----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
  Net investment income
   (expense)............  $   171,520     205,535     173,773      (99,655)    (87,865)    (55,333)
  Net realized gain
   (loss)...............      298,128     259,916     252,067      393,605     971,552   1,254,204
  Unrealized
   appreciation
   (depreciation) on
   investments..........   (1,507,589)     (9,876)    (67,659)  (2,636,860)    885,621     648,485
  Capital gain
   distributions........      647,393     431,219     914,428    1,450,776     361,853     403,057
                          -----------  ----------  ----------  -----------  ----------  ----------
Increase (decrease) in
 net assets from
 operations.............     (390,548)    886,794   1,272,609     (892,134)  2,131,161   2,250,413
                          -----------  ----------  ----------  -----------  ----------  ----------
From capital
 transactions:
  Net premiums..........        8,550       2,300       2,300       55,764      71,587     177,753
  Loan interest.........       (3,478)     (8,302)     (7,000)       4,054      (8,628)     (6,910)
  Transfers (to) from
   the general account
   of GE Life & Annuity:
    Death benefits......     (417,629)        --      (41,112)    (123,201)    (23,810)    (24,991)
    Surrenders..........     (697,249)   (786,658)   (325,417)    (317,488)   (549,804)    (22,516)
    Loans...............      (29,528)    (58,273)   (241,371)    (148,169)   (153,985)    (85,784)
    Cost of insurance
     and administrative
     expense (note 3)...      (75,579)    (98,577)   (101,341)     (98,558)   (102,249)    (94,295)
    Transfer gain (loss)
     and transfer fees..       (1,547)    (47,936)    (13,045)      (3,746)    (21,586)     59,824
  Transfers (to) from
   the Guarantee
   Account..............       (8,807)     38,441      69,851        8,853       6,587      84,180
  Interfund transfers...   (1,159,228)   (748,397)    156,323     (947,396)   (759,216)    989,747
                          -----------  ----------  ----------  -----------  ----------  ----------
Increase (decrease) in
 net assets from capital
 transactions...........   (2,384,495) (1,707,402)   (500,812)  (1,569,887) (1,541,104)  1,077,008
                          -----------  ----------  ----------  -----------  ----------  ----------
  Increase (decrease) in
   net assets...........   (2,775,043)   (820,608)    771,797   (2,462,021)    590,057   3,327,421
Net assets at beginning
 of year................    9,527,322  10,347,930   9,576,133   11,767,281  11,177,224   7,849,803
                          -----------  ----------  ----------  -----------  ----------  ----------
Net assets at end of
 period.................  $ 6,752,279   9,527,322  10,347,930    9,305,260  11,767,281  11,177,224
                          ===========  ==========  ==========  ===========  ==========  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                    Variable Insurance Products Fund III
                          -------------------------------------------------------------
                                                              Growth Opportunities
                            Growth & Income Portfolio               Portfolio
                          --------------------------------  ---------------------------
                             Year ended December 31,         Year ended December 31,
                          --------------------------------  ---------------------------
                             2000       1999       1998       2000      1999     1998
                          ----------  ---------  ---------  ---------  -------  -------
Increase (decrease) in
 net assets
From operations:
  Net investment income
   (expense)............  $      (39)   (16,131)   (10,395)     1,999   (3,398)  (1,877)
  Net realized gain
   (loss)...............     (41,849)   160,560    100,071    (12,867)  32,368   15,522
  Unrealized
   appreciation
   (depreciation) on
   investments..........    (131,011)   (48,360)    91,779   (187,366) (18,063)  75,120
  Capital gain
   distributions........      98,008     13,296      1,681     54,448   12,249   14,232
                          ----------  ---------  ---------  ---------  -------  -------
Increase (decrease) in
 net assets from
 operations.............     (74,891)   109,365    183,136   (143,786)  23,156  102,997
                          ----------  ---------  ---------  ---------  -------  -------
From capital
 transactions:
  Net premiums..........         --      11,807     23,295        --       589   39,535
  Loan interest.........         439        (19)      (393)      (124)     (95)    (134)
  Transfers (to) from
   the general account
   of GE Life & Annuity:
    Death benefits......         --         --         --         --       --       --
    Surrenders..........     (35,791)   (33,425)       --     (39,679) (17,405)     --
    Loans...............     (28,635)    (9,320)    (3,183)   (40,159)    (979)     --
    Cost of insurance
     and administrative
     expense (note 3)...     (10,528)   (15,670)    (7,686)    (6,011)  (8,389)  (5,140)
    Transfer gain (loss)
     and transfer fees..       1,876     43,657     28,249     (3,398)      (7)   1,640
  Transfers (to) from
   the Guarantee
   Account..............      (1,865)    10,278     13,857        --       --     8,711
  Interfund transfers...    (302,084)   392,746    357,477   (166,551) 265,913  145,247
                          ----------  ---------  ---------  ---------  -------  -------
Increase (decrease) in
 net assets from capital
 transactions...........    (376,588)   400,054    411,616   (255,922) 239,627  189,859
                          ----------  ---------  ---------  ---------  -------  -------
  Increase (decrease) in
   net assets...........    (451,479)   509,419    594,752   (399,708) 262,783  292,856
Net assets at beginning
 of year................   1,514,616  1,005,197    410,445    907,086  644,303  351,447
                          ----------  ---------  ---------  ---------  -------  -------
Net assets at end of
 period.................  $1,063,137  1,514,616  1,005,197    507,378  907,086  644,303
                          ==========  =========  =========  =========  =======  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                           Federated Insurance Series
                          ------------------------------------------------------------------
                            American Leaders Fund II          High Income Bond Fund II
                          -------------------------------  ---------------------------------
                             Year ended December 31,           Year ended December 31,
                          -------------------------------  ---------------------------------
                            2000       1999       1998        2000       1999        1998
                          ---------  ---------  ---------  ----------  ---------  ----------
Increase (decrease) in
 net assets
From operations:
  Net investment income
   (expense)............  $  (2,371)    (4,270)    (8,076)     72,903     66,628      30,429
  Net realized gain
   (loss)...............      6,438     19,046     (4,077)    (82,095)   (82,162)     85,989
  Unrealized
   appreciation
   (depreciation)
   on investments.......    (19,766)   (65,306)    58,884     (72,858)       543     (90,012)
  Capital gain
   distributions........     23,522     98,945     39,312         --       7,321      13,650
                          ---------  ---------  ---------  ----------  ---------  ----------
Increase (decrease) in
 net assets from
 operations.............      7,823     48,415     86,043     (82,050)    (7,670)     40,056
                          ---------  ---------  ---------  ----------  ---------  ----------
From capital
 transactions:
  Net premiums..........     24,082     57,574     96,517       7,200     17,397      28,358
  Loan interest.........        (11)       (79)      (225)     (2,038)      (244)       (409)
  Transfers (to) from
   the general account
   of GE Life & Annuity:
    Death benefits......        --         --         --          --         --          --
    Surrenders..........    (92,957)       --         --      (35,759)   (28,048)        --
    Loans...............     (4,402)    (6,155)   (12,883)    (15,175)   (73,906)    (14,686)
    Cost of insurance
     and administrative
     expense (note 3)...     (7,625)   (12,640)   (11,161)     (9,059)   (13,418)    (14,411)
    Transfer gain (loss)
     and transfer fees..     (2,499)     1,294      2,778     435,645    (13,811)        706
  Transfers (to) from
   the Guarantee
   Account..............     27,939      9,174     16,071         --         --        6,031
  Interfund transfers...   (138,618)  (210,684)   343,685    (702,240)     6,333  (1,149,736)
                          ---------  ---------  ---------  ----------  ---------  ----------
Increase (decrease) in
 net assets from capital
 transactions...........   (194,091)  (161,516)   434,782    (321,426)  (105,697) (1,144,147)
                          ---------  ---------  ---------  ----------  ---------  ----------
  Increase (decrease) in
   net assets...........   (186,268)  (113,101)   520,825    (403,476)  (113,367) (1,104,091)
Net assets at beginning
 of year................    925,484  1,038,585    517,760   1,016,156  1,129,523   2,233,614
                          ---------  ---------  ---------  ----------  ---------  ----------
Net assets at end of
 period.................  $ 739,216    925,484  1,038,585     612,680  1,016,156   1,129,523
                          =========  =========  =========  ==========  =========  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                             Federated Insurance
                                   Series
                                 (continued)                 Alger American Fund
                          ---------------------------  ----------------------------------
                               Utility Fund II          Small Capitalization Portfolio
                          ---------------------------  ----------------------------------
                           Year ended December 31,         Year ended December 31,
                          ---------------------------  ----------------------------------
                            2000      1999     1998       2000         1999       1998
                          --------  --------  -------  -----------  ----------  ---------
Increase (decrease) in
 net assets
From operations:
  Net investment income
   (expense)............  $  6,841     6,892   (2,093)     (37,231)    (28,322)   (21,533)
  Net realized gain
   (loss)...............     4,509    10,756   25,956     (261,756)    263,133   (361,335)
  Unrealized
   appreciation
   (depreciation) on
   investments..........   (65,634)  (42,270)   8,478   (1,729,123)    286,111    411,856
  Capital gain
   distributions........     8,200    25,666   24,895    1,020,453     250,852    207,517
                          --------  --------  -------  -----------  ----------  ---------
Increase (decrease) in
 net assets from
 operations.............   (46,084)    1,044   57,236   (1,007,657)    771,774    236,505
                          --------  --------  -------  -----------  ----------  ---------
From capital
 transactions:
  Net premiums..........       --        --    21,133       42,602      47,061     53,010
  Loan interest.........      (453)     (581)    (807)      (1,358)     (4,390)      (394)
  Transfers (to) from
   the general account
   of GE Life & Annuity:
    Death benefits......       --        --       --           --          --     (13,545)
    Surrenders..........    (9,261)  (14,150)     --       (56,931)        --     (70,773)
    Loans...............   (10,106)  (27,345) (18,860)     (11,721)      3,449     22,480
    Cost of insurance
     and administrative
     expense (note 3)...    (4,416)   (5,113)  (5,595)     (28,533)    (25,363)   (19,635)
    Transfer gain (loss)
     and transfer fees..    38,254        76      690       40,889      46,137     68,756
  Transfers (to) from
   the Guarantee
   Account..............     6,077       --       --        22,158      11,769     23,461
  Interfund transfers...       759   (67,113)  79,433      419,213  (1,053,597) 1,262,264
                          --------  --------  -------  -----------  ----------  ---------
Increase (decrease) in
 net assets from capital
 transactions...........    20,854  (114,226)  75,994      426,319    (974,934) 1,325,624
                          --------  --------  -------  -----------  ----------  ---------
  Increase (decrease) in
   net assets...........   (25,230) (113,182) 133,230     (581,338)   (203,160) 1,562,129
Net assets at beginning
 of year................   413,388   526,570  393,340    2,819,126   3,022,286  1,460,157
                          --------  --------  -------  -----------  ----------  ---------
Net assets at end of
 period.................  $388,158   413,388  526,570    2,237,788   2,819,126  3,022,286
                          ========  ========  =======  ===========  ==========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                                               PBHG Insurance Series
                          Alger American Fund (continued)           Fund, Inc.
                          ---------------------------------  ---------------------------
                                                               PBHG Large Cap Growth
                             LargeCap Growth Portfolio               Portfolio
                          ---------------------------------  ---------------------------
                              Year ended December 31,         Year ended December 31,
                          ---------------------------------  ---------------------------
                             2000        1999       1998       2000      1999     1998
                          -----------  ---------  ---------  ---------  -------  -------
Increase (decrease) in
 net assets
From operations:
  Net investment income
   (expense)............  $   (71,997)   (53,403)   (24,502)    (8,329)  (1,948)  (1,340)
  Net realized gain
   (loss)...............      123,244    367,836    342,335     26,132   29,261   12,396
  Unrealized
   appreciation
   (depreciation) on
   investments..........   (1,653,849)   477,546    332,102   (197,654)  99,164   11,365
  Capital gain
   distributions........      732,190    415,458    353,476     23,477      --       --
                          -----------  ---------  ---------  ---------  -------  -------
Increase (decrease) in
 net assets from
 operations.............     (870,412) 1,207,437  1,003,411   (156,374) 126,477   22,421
                          -----------  ---------  ---------  ---------  -------  -------
From capital
 transactions:
  Net premiums..........       17,233     61,208     49,615      2,500    6,138      --
  Loan interest.........       (2,900)    (2,317)      (929)      (545)      26      --
  Transfers (to) from
   the general account
   of GE Life & Annuity:
    Death benefits......          --     (26,523)   (19,533)       --       --       --
    Surrenders..........     (366,285)  (286,712)   (43,795)   (17,527)     --    (3,629)
    Loans...............      (19,926)   (87,064)   (69,736)   (10,196)    (678)    (817)
    Cost of insurance
     and administrative
     expense (note 3)...      (53,256)   (46,522)   (27,911)    (6,107)  (1,747)  (2,407)
    Transfer gain (loss)
     and transfer fees..       37,061     (7,321)    30,431      4,652   (6,275)  (2,844)
  Transfers (to) from
   the Guarantee
   Account..............        2,731        500     35,331        --       --       --
  Interfund transfers...      181,812  1,365,674    631,892    494,511  128,326   (8,883)
                          -----------  ---------  ---------  ---------  -------  -------
Increase (decrease) in
 net assets from capital
 transactions...........     (203,530)   970,923    585,365    467,288  125,790  (18,580)
                          -----------  ---------  ---------  ---------  -------  -------
  Increase (decrease) in
   net assets...........   (1,073,942) 2,178,360  1,588,776    310,914  252,267    3,841
Net assets at beginning
 of year................    5,523,912  3,345,552  1,756,776    287,962   35,695   31,854
                          -----------  ---------  ---------  ---------  -------  -------
Net assets at end of
 period.................  $ 4,449,970  5,523,912  3,345,552    598,876  287,962   35,695
                          ===========  =========  =========  =========  =======  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                            PBHG Insurance Series
                           Fund, Inc. (continued)             Janus Aspen Series
                          ---------------------------  ----------------------------------
                          PBHG Growth II Portfolio       Aggressive Growth Portfolio
                          ---------------------------  ----------------------------------
                           Year ended December 31,         Year ended December 31,
                          ---------------------------  ----------------------------------
                            2000      1999     1998       2000         1999       1998
                          ---------  -------  -------  -----------  ----------  ---------
Increase (decrease) in
 net assets
From operations:
  Net investment income
   (expense)............  $ (16,459)  (3,631)  (1,328)    (123,063)    (25,047)   (31,583)
  Net realized gain
   (loss)...............   (368,039) 127,082   36,908    2,053,482   1,877,887    678,326
  Unrealized
   appreciation
   (depreciation) on
   investments..........   (133,963)  66,595   15,978   (6,007,948)  3,056,764    307,545
  Capital gain
   distributions........     13,900      --       --     1,056,305      70,984        --
                          ---------  -------  -------  -----------  ----------  ---------
Increase (decrease) in
 net assets from
 operations.............   (504,561) 190,046   51,558   (3,021,224)  4,980,588    954,288
                          ---------  -------  -------  -----------  ----------  ---------
From capital
 transactions:
  Net premiums..........     12,332    2,000    3,717       32,402      29,506     42,148
  Loan interest.........       (512)    (191)     (58)       6,102      (3,772)    (1,997)
  Transfers (to) from
   the general account
   of GE Life & Annuity:
    Death benefits......        --       --       --           --          --         --
    Surrenders..........    (18,539)     --       --      (185,663)   (147,936)    (9,219)
    Loans...............    (59,196) (10,000)     --      (245,413)   (100,897)   (24,856)
    Cost of insurance
     and administrative
     expense (note 3)...    (10,343)  (4,856)  (1,168)     (83,961)    (51,847)   (25,282)
  Transfer gain (loss)
   and transfer fees....    598,074  (19,026) (36,339)     242,952      78,299   (164,381)
  Transfers (to) from
   the Guarantee
   Account..............     41,500      --    25,929      112,220         --       8,345
  Interfund transfers...    152,798   33,117    2,248   (1,682,905)  2,991,895   (793,229)
                          ---------  -------  -------  -----------  ----------  ---------
Increase (decrease) in
 net assets from capital
 transactions...........    716,114    1,044   (5,671)  (1,804,266)  2,795,248   (968,471)
                          ---------  -------  -------  -----------  ----------  ---------
  Increase (decrease) in
   net assets...........    211,553  191,090   45,887   (4,825,490)  7,775,836    (14,183)
Net assets at beginning
 of year................    329,083  137,993   92,106   10,550,125   2,774,289  2,788,472
                          ---------  -------  -------  -----------  ----------  ---------
Net assets at end of
 period.................  $ 540,636  329,083  137,993    5,724,635  10,550,125  2,774,289
                          =========  =======  =======  ===========  ==========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                           Janus Aspen Series (continued)
                          ---------------------------------------------------------------------
                                 Growth Portfolio               Worldwide Growth Portfolio
                          ---------------------------------  ----------------------------------
                              Year ended December 31,            Year ended December 31,
                          ---------------------------------  ----------------------------------
                             2000        1999       1998        2000        1999        1998
                          -----------  ---------  ---------  ----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
  Net investment income
   (expense)............  $  (129,344)   (82,113)   118,490    (219,782)   (150,353)    150,828
  Net realized gain
   (loss)...............      829,366    732,403    870,857   4,249,648   1,684,622   1,535,984
  Unrealized
   appreciation
   (depreciation) on
   investments..........   (3,208,185) 2,126,069    434,354  (8,564,849)  5,709,994     417,036
  Capital gain
   distributions........      841,540     38,444    150,149   1,482,669         --      114,875
                          -----------  ---------  ---------  ----------  ----------  ----------
Increase (decrease) in
 net assets from
 operations.............   (1,666,623) 2,814,803  1,573,850  (3,052,314)  7,244,263   2,218,723
                          -----------  ---------  ---------  ----------  ----------  ----------
From capital
 transactions:
  Net premiums..........       65,954     83,311     64,698      99,960     181,280     276,172
  Loan interest.........      (11,139)    (8,033)    (5,496)     (8,782)     (5,533)     (3,134)
  Transfers (to) from
   the general account
   of GE Life & Annuity
    Death benefits......     (163,572)   (23,434)       --     (165,432)    (23,423)    (68,985)
    Surrenders..........     (278,153)  (332,087)  (103,135)   (403,972)   (306,760)   (104,833)
    Loans...............     (122,844)  (113,712)  (159,214)   (731,101)    (86,961)    (97,145)
    Cost of insurance
     and administrative
     expense
     (note 3)...........      (96,899)   (72,587)   (55,256)   (168,051)   (127,864)   (110,038)
    Transfer gain (loss)
     and transfer fees..       40,865      9,023     16,223     163,005       3,589      12,636
  Transfers (to) from
   the Guarantee
   Account..............       76,974      3,568     18,355      72,007      35,983     (12,929)
  Interfund transfers...      751,417  1,275,017    305,817     440,806     269,462     863,455
                          -----------  ---------  ---------  ----------  ----------  ----------
Increase (decrease) in
 net assets from capital
 transactions...........      262,603    821,066     81,992    (701,560)    (60,227)    755,199
                          -----------  ---------  ---------  ----------  ----------  ----------
  Increase (decrease) in
   net assets...........   (1,404,020) 3,635,869  1,655,842  (3,753,874)  7,184,036   2,973,922
Net assets at beginning
 of year................    9,895,917  6,260,048  4,604,206  18,384,348  11,200,312   8,226,390
                          -----------  ---------  ---------  ----------  ----------  ----------
Net assets at end of
 period.................  $ 8,491,897  9,895,917  6,260,048  14,630,474  18,384,348  11,200,312
                          ===========  =========  =========  ==========  ==========  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                       Janus Aspen Series (continued)
                          --------------------------------------------------------------
                                Balanced Portfolio           Flexible Income Portfolio
                          ---------------------------------  ---------------------------
                              Year ended December 31,         Year ended December 31,
                          ---------------------------------  ---------------------------
                             2000        1999       1998       2000      1999     1998
                          -----------  ---------  ---------  ---------  -------  -------
Increase (decrease) in
 net assets
From operations:
  Net investment income
   (expense)............  $   (36,978)    56,688    102,703        966   18,729   17,911
  Net realized gain
   (loss)...............      237,385    397,981     75,042     (7,051)   2,310    2,524
  Unrealized
   appreciation
   (depreciation) on
   investments..........   (1,219,714)   859,559  1,021,865      8,147  (20,012)   3,399
  Capital gain
   distributions........      762,535        --      26,713      9,377    1,152    1,021
                          -----------  ---------  ---------  ---------  -------  -------
Increase (decrease) in
 net assets from
 operations.............     (256,772) 1,314,228  1,226,323     11,439    2,179   24,855
                          -----------  ---------  ---------  ---------  -------  -------
From capital
 transactions:
  Net premiums..........       47,714     39,986     20,390        --     9,934    5,245
  Loan interest.........      (16,102)    (7,355)    (4,091)       469      (42)    (324)
  Transfers (to) from
   the general account
   of GE Life & Annuity
    Death benefits......     (301,913)   (24,021)   (18,660)       --       --       --
    Surrenders..........      (30,074)  (382,801)    (5,329)   (41,001)     --   (52,087)
    Loans...............      (68,426)  (339,651)   (78,415)       112    2,596   21,183
    Cost of insurance
     and administrative
     expense (note 3)...      (62,573)   (55,893)   (43,371)    (2,492)  (4,230)  (3,675)
    Transfer gain (loss)
     and transfer fees..       53,917     (6,027)       989       (154)     225     (208)
  Transfers (to) from
   the Guarantee
   Account..............       52,722     14,501     46,495        --       --        85
  Interfund transfers...      487,036  1,299,658    395,097    (79,450) (85,330) 269,008
                          -----------  ---------  ---------  ---------  -------  -------
Increase (decrease) in
 net assets from capital
 transactions...........      162,301    538,397    313,105   (122,516) (76,847) 239,227
                          -----------  ---------  ---------  ---------  -------  -------
  Increase (decrease) in
   net assets...........      (94,471) 1,852,625  1,539,428   (111,077) (74,668) 264,082
Net assets at beginning
 of year................    6,937,571  5,084,946  3,545,518    361,418  436,086  172,004
                          -----------  ---------  ---------  ---------  -------  -------
Net assets at end of
 period.................  $ 6,843,100  6,937,571  5,084,946    250,341  361,418  436,086
                          ===========  =========  =========  =========  =======  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                         Janus Aspen Series (continued)
                          ------------------------------------------------------------------
                                                                 Capital Appreciation
                          International Growth Portfolio               Portfolio
                          ---------------------------------  -------------------------------
                              Year ended December 31,           Year ended December 31,
                          ---------------------------------  -------------------------------
                             2000        1999       1998        2000        1999      1998
                          -----------  ---------  ---------  -----------  ---------  -------
Increase (decrease) in
 net assets
From operations:
  Net investment income
   (expense)............  $   (44,773)   (28,206)    22,885      (31,200)   (31,231)  (5,716)
  Net realized gain
   (loss)...............    1,146,311    452,801    171,620      477,631    435,959  225,641
  Unrealized
   appreciation
   (depreciation) on
   investments..........   (1,860,929) 1,288,333    158,124   (1,179,619)   837,570   56,754
  Capital gain
   distributions........      181,169        --       7,791       24,888     10,754      --
                          -----------  ---------  ---------  -----------  ---------  -------
Increase (decrease) in
 net assets from
 operations.............     (578,222) 1,712,928    360,420     (708,300) 1,253,052  276,679
                          -----------  ---------  ---------  -----------  ---------  -------
From capital
 transactions:
  Net premiums..........       14,765     18,930     36,145       41,852     73,275   12,000
  Loan interest.........       (2,551)     1,974       (617)      (1,709)    (1,142)     --
  Transfers (to) from
   the general account
   of GE Life & Annuity
    Death benefits......          --         --     (11,677)         --         --       --
    Surrenders..........     (403,605)   (13,011)   (60,448)     (74,857)   (41,706)     --
    Loans...............     (625,002)    (7,155)     4,516     (111,956)    (7,970) (37,337)
    Cost of insurance
     and administrative
     expense (note 3)...      (39,201)   (25,425)   (24,306)     (33,051)   (28,392)  (8,261)
    Transfer gain (loss)
     and transfer fees..      115,163     (1,336)    59,856       (1,182)   119,454   (4,436)
  Transfers (to) from
   the Guarantee
   Account..............          --         --      77,727       30,654        --       --
  Interfund transfers...      674,650   (913,181)   813,972     (164,190) 1,353,094  677,289
                          -----------  ---------  ---------  -----------  ---------  -------
Increase (decrease) in
 net assets from capital
 transactions...........     (265,781)  (939,204)   895,168     (314,439) 1,466,613  639,255
                          -----------  ---------  ---------  -----------  ---------  -------
  Increase (decrease) in
   net assets...........     (844,003)   773,724  1,255,588   (1,022,739) 2,719,665  915,934
Net assets at beginning
 of year................    3,817,130  3,043,406  1,787,818    3,647,524    927,859   11,925
                          -----------  ---------  ---------  -----------  ---------  -------
Net assets at end of
 period.................  $ 2,973,127  3,817,130  3,043,406    2,624,785  3,647,524  927,859
                          ===========  =========  =========  ===========  =========  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               Janus Aspen Series --       Goldman Sachs Variable Insurance
                                   Service Shares                       Trust
                          ------------------------------- ------------------------------------
                            Global Life       Global
                             Sciences       Technology
                             Portfolio       Portfolio          Growth and Income Fund
                          --------------- --------------- ------------------------------------
                            Period from     Period from     Year ended
                          June 1, 2000 to June 6, 2000 to  December 31,        Period from
                           December 31,    December 31,   ----------------  October 6, 1998 to
                               2000            2000         2000     1999   December 31, 1998
                          --------------- --------------- --------  ------  ------------------
Increase (decrease) in
 net assets
From operations:
  Net investment income
   (expense)............     $   (916)           (766)        (552)    118           37
  Net realized gain
   (loss)...............         (239)       (207,776)      (1,573)    573           58
  Unrealized
   appreciation
   (depreciation) on
   investments..........        8,275         (42,258)        (748) (2,840)          49
  Capital gain
   distributions........          --              --           --      --           --
                             --------        --------     --------  ------        -----
Increase (decrease) in
 net assets from
 operations.............        7,120        (250,800)      (2,873) (2,149)         144
                             --------        --------     --------  ------        -----
From capital
 transactions:
  Net premiums..........          --              --           --    1,250          --
  Loan interest.........           (3)           (855)         --      (86)         --
  Transfers (to) from
   the general account
   of GE Life & Annuity
    Death benefits......          --              --           --      --           --
    Surrenders..........          --              --           --      --           --
    Loans...............         (726)           (765)         --      --           --
    Cost of insurance
     and administrative
     expense (note 3)...         (742)         (1,169)        (495)   (497)         (10)
    Transfer gain (loss)
     and transfer fees..          190           3,052          417     (19)          63
  Transfers (to) from
   the Guarantee
   Account..............          --              --           --      --           --
  Interfund transfers...      148,652         422,512      (24,957) 64,781        5,092
                             --------        --------     --------  ------        -----
Increase (decrease) in
 net assets from capital
 transactions...........      147,371         422,775      (25,035) 65,429        5,145
                             --------        --------     --------  ------        -----
  Increase (decrease) in
   net assets...........      154,491         171,975      (27,908) 63,280        5,289
Net assets at beginning
 of year................          --              --        68,569   5,289          --
                             --------        --------     --------  ------        -----
Net assets at end of
 period.................     $154,491         171,975       40,661  68,569        5,289
                             ========        ========     ========  ======        =====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                          Goldman Sachs Variable Insurance
                                        Trust                   Salomon Brothers Variable
                                     (continued)                     Series Fund Inc.
                          ----------------------------------- ------------------------------
                                 Mid Cap Value Fund                Strategic Bond Fund
                          ----------------------------------- ------------------------------
                                                                              Period from
                             Year ended        Period from     Year ended  March 19, 1999 to
                            December 31,     June 25, 1998 to December 31,   December 31,
                          -----------------    December 31,   ------------ -----------------
                            2000     1999          1998           2000           1999
                          --------  -------  ---------------- ------------ -----------------
Increase (decrease) in
 net assets
From operations:
  Net investment income
   (expense)............  $    311   (3,000)         425            (486)        (1,150)
  Net realized gain
   (loss)...............   (12,964)  84,871          (16)         (3,595)       (14,814)
  Unrealized
   appreciation
   (depreciation) on
   investments..........   101,034  (27,108)         196           4,324         (4,324)
  Capital gain
   distributions........    15,479      --           --              --             --
                          --------  -------       ------       ---------        -------
Increase (decrease) in
 net assets from
 operations.............   103,860   54,763          605             243        (20,288)
                          --------  -------       ------       ---------        -------
From capital
 transactions:
  Net premiums..........     2,000    7,450          --              --             --
  Loan interest.........       (65)     945          --              892            227
  Transfers (to) from
   the general account
   of GE Life & Annuity:
    Death benefits......       --       --           --              --             --
    Surrenders..........       --       --           --              --             --
    Loans...............    (1,542)     --           --              --          11,465
    Cost of insurance
     and administrative
     expense (note 3)...    (3,660)  (2,968)        (279)           (135)        (2,472)
    Transfer gain (loss)
     and transfer fees..    (2,373)  35,817          116         443,339           (471)
  Transfers (to) from
   the Guarantee
   Account..............       --    23,524          --              --             --
  Interfund transfers...   315,369   44,102       79,827        (546,787)       113,987
                          --------  -------       ------       ---------        -------
Increase (decrease) in
 net assets from capital
 transactions...........   309,729  108,870       79,664        (102,691)       122,736
                          --------  -------       ------       ---------        -------
  Increase (decrease) in
   net assets...........   413,589  163,633       80,269        (102,448)       102,448
Net assets at beginning
 of year................   243,902   80,269          --          102,448            --
                          --------  -------       ------       ---------        -------
Net assets at end of
 period.................  $657,491  243,902       80,269             --         102,448
                          ========  =======       ======       =========        =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                       Salomon Brothers Variable Series
                                             Fund Inc. (continued)
                                -----------------------------------------------
                                 Investors Fund         Total Return Fund
                                ----------------- -----------------------------
                                                                 Period from
                                   Period from     Year ended  July 14, 1999 to
                                March 31, 2000 to December 31,   December 31,
                                December 31, 2000     2000           1999
                                ----------------- ------------ ----------------
Increase (decrease) in net
 assets
From operations:
  Net investment income
   (expense)...................     $    172           179            115
  Net realized gain (loss).....          946            (7)            (8)
  Unrealized appreciation
   (depreciation) on
   investments.................          914           367           (424)
  Capital gain distributions...        6,211           --             --
                                    --------         -----          -----
Increase (decrease) in net
 assets from operations........        8,243           539           (317)
                                    --------         -----          -----
From capital transactions:
  Net premiums.................          --            --             --
  Loan interest................          --            (24)           --
  Transfers (to) from the
   general account of GE Life &
   Annuity:
    Death benefits.............          --            --             --
    Surrenders.................          --            --             --
    Loans......................       (1,984)          --            (134)
    Cost of insurance and
     administrative expense
     (note 3)..................       (1,011)         (153)           (65)
    Transfer gain (loss) and
     transfer fees.............           (1)           34              1
  Transfers (to) from the
   Guarantee Account...........          --            --             --
  Interfund transfers..........      210,409         2,641          6,940
                                    --------         -----          -----
Increase (decrease) in net
 assets from capital
 transactions..................      207,413         2,498          6,742
                                    --------         -----          -----
  Increase (decrease) in net
   assets......................      215,656         3,037          6,425
Net assets at beginning of
 year..........................          --          6,425            --
                                    --------         -----          -----
Net assets at end of period....     $215,656         9,462          6,425
                                    ========         =====          =====

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                         Notes to Financial Statements

                               December 31, 2000

(1) Description of Entity

  GE Life & Annuity Separate Account III (the Account) is a separate investment account established in 1986 by GE Life and Annuity Assurance Company (GE Life & Annuity) under the laws of the Commonwealth of Virginia. The Account operates as a unit investment trust under the Investment Company Act of 1940. The Account is used to fund certain benefits for variable life insurance policies issued by GE Life & Annuity. GE Life & Annuity is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. A majority of the capital stock of GE Life & Annuity is owned by General Electric Capital Assurance Company. General Electric Capital Assurance Company and its parent, GE Financial Assurance Holdings, Inc., are indirect, wholly-owned subsidiaries of General Electric Capital Corporation (GE Capital). GE Capital, a diversified financial services company, is a wholly-owned subsidiary of General Electric Company (GE), a New York corporation.

  In October 2000, the Alger Growth Portfolio changed its name to the Alger LargeCap Growth Portfolio.

  In May 2000, GE Investments Funds, Inc. changed the name of its Value Equity Fund to Mid-Cap Value Equity Fund.

  In April 2000, two new investment subdivisions were added to the Account. The Global Life Sciences Portfolio and the Global Technology Portfolio each invests solely in a designated portfolio of the Janus Aspen Series -- Service Shares. All designated portfolios described above are series type mutual funds.

  In June 1999, a new subdivision was added to the Account. The Premier Growth Equity Fund invests solely in a designated portfolio of the GE Investments Funds, Inc. and is a series type mutual fund. In May 1999, the Oppenheimer Variable Account Growth Fund changed its name to the Oppenheimer Variable Account Capital Appreciation Fund/VA.

  In October 1998, three new investment subdivisions were added to the Account. The Investors Fund, Strategic Bond Fund, and the Total Return Fund each invest solely in a designated portfolio of the Salomon Brothers Variable Series Fund Inc. All designated portfolios described above are series type mutual funds.

  In May 1998, three new investment subdivisions were added to the Account. The U.S. Equity Fund invests solely in a designated portfolio of the GE Investments Funds, Inc. The Growth and Income, and Mid Cap Value Funds each invest solely in a designated portfolio of the Goldman Sachs Variable Insurance Trust. All designated portfolios described above are series type mutual funds.

  For policies issued after May 1, 1995, some policyowners may transfer cash values between the Account's portfolios and the Guarantee Account that is part of the general account of GE Life & Annuity. Amounts transferred to the Guarantee Account earn interest at the interest rate effective at the time of such transfer and remain in effect for one year, after which a new rate may be declared.

(2) Summary of Significant Accounting Policies

 (a) Unit Class

  There are two unit classes included in the Account. Type I units are sold under policy form P1097. Type II units are sold under policy forms P1254 and P1255. Type II unit sales began in December 2000; however, no policies were sold as of the end of the reporting period.

 (b) Investments

  Investments are stated at fair value which is based on the underlying net asset value per share of the respective portfolios or funds. Purchases and sales of investments are recorded on the trade date and income

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 2000


(2) Summary of Significant Accounting Policies -- Continued

distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. The units and unit values are disclosed as of the last business day in the applicable period.

  The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2000 were:

                                                        Cost of      Proceeds
                                                         Shares        from
Fund/Portfolio                                          Acquired   Shares Sold
--------------                                        ------------ ------------
GE Investments Funds, Inc.:
  S&P 500 Index Fund................................. $  2,521,412 $  2,652,306
  Money Market Fund..................................  195,299,638  199,702,951
  Total Return Fund..................................      239,656      215,296
  International Equity Fund..........................    3,066,767    3,035,795
  Real Estate Securities Fund........................    2,860,611    2,966,771
  Global Income Fund.................................    2,180,725    1,555,034
  Mid-Cap Value Equity Fund..........................      725,195      729,123
  Income Fund........................................      373,438      480,124
  U.S. Equity Fund...................................      107,861       82,035
  Premier Growth Equity Fund.........................      295,526       59,511
Oppenheimer Variable Account Funds:
  Bond Fund/VA.......................................    2,286,552    1,895,538
  Capital Appreciation Fund/VA.......................    6,892,437    6,610,583
  Aggressive Growth Fund/VA..........................    4,905,648    4,365,770
  High Income Fund/VA................................    3,631,577    4,283,459
  Multiple Strategies Fund/VA........................      490,972      374,431
Variable Insurance Products Fund:
  Equity-Income Portfolio............................    5,212,425    6,744,106
  Growth Portfolio...................................    5,676,827    4,778,198
  Overseas Portfolio.................................   14,258,981   14,094,316
Variable Insurance Products Fund II:
  Asset Manager Portfolio............................    1,358,374    3,034,127
  Contrafund Portfolio...............................    4,100,845    4,300,815
Variable Insurance Products Fund III:
  Growth & Income Portfolio..........................      456,305      735,534
  Growth Opportunties Portfolio......................      497,456      697,481
Federated Insurance Series:
  American Leaders Fund II...........................      166,267      339,542
  High Income Bond Fund II...........................    3,915,819    4,165,228
  Utility Fund II....................................      195,196      159,521
Alger American Fund
  Small Capitalization Portfolio.....................    6,573,010    5,164,574
  LargeCap Growth Portfolio..........................    1,947,817    1,493,277
PBHG Insurance Series Fund, Inc.
  PBHG Large Cap Growth Portfolio....................    1,364,193      882,139
  PBHG Growth II Portfolio...........................  102,909,774   99,469,860

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 2000


(2) Summary of Significant Accounting Policies -- Continued

                                                         Cost of      Proceeds
                                                          Shares        from
Fund/Portfolio                                           Acquired   Shares Sold
--------------                                         ------------ ------------
Janus Aspen Series:
  Aggressive Growth Portfolio......................... $ 26,016,649 $ 26,876,709
  Growth Portfolio....................................    4,485,109    3,513,505
  Worldwide Growth Portfolio..........................   19,402,054   18,846,628
  Balanced Portfolio..................................    2,121,095    1,128,765
  Flexible Income Portfolio...........................      161,507      273,786
  International Growth Portfolio......................   15,300,424   15,430,972
  Capital Appreciation Portfolio......................    3,259,606    3,572,585
Janus Aspen Series -- Service Shares
  Global Life Sciences Portfolio......................      206,357       64,497
  Global Technology Portfolio.........................    1,775,040    1,352,964
Goldman Sachs Variable Insurance Trust
  Growth and Income Fund..............................       31,823       57,440
  Mid Cap Value Fund..................................    2,116,048    1,805,144
Salomon Brothers Variable Series Fund Inc.
  Strategic Bond Fund.................................      930,444    1,033,678
  Investors Fund......................................      246,228       32,364
  Total Return Fund...................................        3,015          339

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 2000


(2) Summary of Significant Accounting Policies -- Continued

 (c) Capital Transactions

  The increase (decrease) in outstanding units from capital transactions for the years or lesser periods ended December 31, 2000, 1999, and 1998 are as follows:

                                       GE Investments Funds, Inc.
                            ----------------------------------------------------
                            S&P 500   Money    Total                 Real Estate
                             Index    Market   Return  International Securities
                             Fund      Fund     Fund    Equity Fund     Fund
                            -------  --------  ------  ------------- -----------
Units outstanding at
 December 31, 1997........   93,601   747,796  64,351     20,612        58,202
                            -------  --------  ------     ------       -------
From capital transactions:
  Net premiums............   10,503   618,502     457        (63)        2,573
  Loan interest...........      (51)      939      (4)         3           (12)
  Transfers (to) from the
   general account of GE
   Life & Annuity:
    Death benefits........     (776)     (579)    --         --            --
    Surrenders............   (3,536)  (29,501) (5,534)       --           (181)
    Loans.................     (258)  (62,560) (1,140)      (230)         (955)
    Cost of insurance and
     administrative
     expenses.............   (1,578)   (8,969)   (602)       231          (703)
  Transfers (to) from the
   Guarantee Account......    4,508    (3,439)    353     (1,473)        2,167
  Interfund transfers.....   38,024  (569,612)  1,764      1,669       (13,779)
                            -------  --------  ------     ------       -------
Net increase (decrease) in
 units from capital
 transactions.............   46,836   (55,219) (4,706)       137       (10,890)
                            -------  --------  ------     ------       -------
Units outstanding at
 December 31, 1998........  140,437   692,577  59,645     20,749        47,312
                            -------  --------  ------     ------       -------
From capital transactions:
  Net premiums............    4,635   453,065     283        --            593
  Loan interest...........      (80)    2,062     (23)       --            (65)
  Transfers (to) from the
   general account of GE
   Life & Annuity:
    Death benefits........      --        --      --         --            --
    Surrenders............  (12,655) (253,135) (4,209)       --         (2,315)
    Loans.................     (319)  (45,695)   (167)       --           (262)
    Cost of insurance and
     administrative
     expenses.............   (1,697)   (9,438)   (586)      (244)         (546)
  Transfers (to) from the
   Guarantee Account......       27       --       16        --            --
  Interfund transfers.....   32,129   111,903  (2,341)     1,517        (2,972)
                            -------  --------  ------     ------       -------
Net increase (decrease) in
 units from capital
 transactions.............   22,040   258,762  (7,027)     1,273        (5,567)
                            -------  --------  ------     ------       -------
Units outstanding at
 December 31, 1999........  162,477   951,339  52,618     22,022        41,745
                            -------  --------  ------     ------       -------
From capital transactions:
  Net premiums............    2,069   362,734      69        --            260
  Loan Interest...........      (55)    3,773     (20)       --            (31)
  Transfers (to) from the
   general account of GE
   Life & Annuity:
    Death benefits........   (6,959)   (4,522)    --         --            --
    Surrenders............   (8,294) (234,141) (3,283)       --           (795)
    Loans.................   (1,340) (136,963)   (677)       (16)       (1,268)
    Cost of insurance and
     administrative
     expenses.............   (1,806)  (14,536)   (501)      (621)         (350)
  Transfers (to) from the
   Guarantee Account......      663   (14,750)    116     (2,169)          --
  Interfund transfers.....    9,802  (270,005)  2,232      1,504       137,794
                            -------  --------  ------     ------       -------
Net increase (decrease) in
 units from capital
 transactions.............   (5,920) (308,410) (2,064)    (1,302)      135,610
                            -------  --------  ------     ------       -------
Units outstanding at
 December 31, 2000........  156,557   642,929  50,554     20,720       177,355
                            =======  ========  ======     ======       =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 2000


(2) Summary of Significant Accounting Policies -- Continued

                                 GE Investments Funds, Inc. (continued)
                            ---------------------------------------------------
                            Global    Mid-Cap              U.S.      Premier
                            Income  Value Equity Income   Equity  Growth Equity
                             Fund       Fund      Fund     Fund       Fund
                            ------  ------------ -------  ------  -------------
Units outstanding at
 December 31, 1997.........  1,336     19,156    121,898     --         --
                            ------     ------    -------  ------     ------
From capital transactions:
  Net premiums.............    --       1,214          1     --         --
  Loan interest............    --         (63)      (366)    --         --
  Transfers (to) from the
   general account of GE
   Life & Annuity:
    Death benefits.........    --         --         --      --         --
    Surrenders.............    --         --        (252)    --         --
    Loans..................    --         (90)    (2,123)    --         --
    Cost of insurance and
     administrative
     expenses..............    (25)      (370)    (1,466)     (3)       --
  Transfers (to) from the
   Guarantee Account.......    --         --         764     --         --
  Interfund transfers......  1,172     18,643     19,037     955        --
                            ------     ------    -------  ------     ------
Net increase (decrease) in
 units from capital
 transactions..............  1,147     19,334     15,595     952        --
                            ------     ------    -------  ------     ------
Units outstanding at
 December 31, 1998.........  2,483     38,490    137,493     952        --
                            ------     ------    -------  ------     ------
From capital transactions:
  Net premiums.............      3        243      1,551     --          (1)
  Loan interest............    --         (66)      (457)    --         --
  Transfers (to) from the
   general account of GE
   Life & Annuity:
    Death benefits.........    --         --         --      --         --
    Surrenders.............    --         --      (8,378)    --         --
    Loans..................     15       (445)      (428)    --         (30)
    Cost of insurance and
     administrative
     expenses..............     (4)      (525)    (1,456)    (46)      (204)
  Transfers (to) from the
   Guarantee Account.......    --       1,886      1,928     --         --
  Interfund transfers......    162      7,567     (2,666)  9,329     39,537
                            ------     ------    -------  ------     ------
Net increase (decrease) in
 units from capital
 transactions..............    176      8,660     (9,906)  9,283     39,302
                            ------     ------    -------  ------     ------
Units outstanding at
 December 31, 1999.........  2,659     47,150    127,587  10,235     39,302
                            ------     ------    -------  ------     ------
From capital transactions:
  Net premiums.............    --         241        --      356        399
  Loan Interest............    720        (51)      (409)    --         --
  Transfers (to) from the
   general account of GE
   Life & Annuity:
    Death benefits.........    --         --         --      --         --
    Surrenders.............    --         --      (4,889)    --        (194)
    Loans..................    --         --      (2,648)   (107)       --
    Cost of insurance and
     administrative
     expenses..............   (128)      (490)    (1,218)   (119)      (650)
  Transfers (to) from the
   Guarantee Account.......    --         --         --    1,200      2,541
  Interfund transfers...... 59,821       (320)    (6,471)    335     15,833
                            ------     ------    -------  ------     ------
Net increase (decrease) in
 units from capital
 transactions.............. 60,413       (620)   (15,635)  1,665     17,929
                            ------     ------    -------  ------     ------
Units outstanding at
 December 31, 2000......... 63,072     46,530    111,952  11,900     57,231
                            ======     ======    =======  ======     ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 2000


(2) Summary of Significant Accounting Policies -- Continued

                                    Oppenheimer Variable Account Funds
                            ----------------------------------------------------
                                       Capital    Aggressive  High     Multiple
                             Bond    Appreciation   Growth   Income   Strategies
                            Fund/VA    Fund/VA     Fund/VA   Fund/VA   Fund/VA
                            -------  ------------ ---------- -------  ----------
Units outstanding at
 December 31, 1997........  160,651    127,881     205,918   207,125   123,075
                            -------    -------     -------   -------   -------
From capital transactions:
  Net premiums............    3,023      3,787       9,796       331        45
  Loan interest...........       88        (82)        655       (50)      (40)
  Transfers (to) from the
   general account of GE
   Life & Annuity:
    Death benefits........      --         --          --     (1,322)     (854)
    Surrenders............   (3,818)    (4,162)    (21,555)  (16,597)   (6,487)
    Loans.................      (34)    (3,464)    (58,985)     (993)   (2,318)
    Cost of insurance and
     administrative
     expenses.............   (1,373)    (1,353)     (7,454)   (1,787)   (1,472)
  Transfers (to) from the
   Guarantee Account......      399      1,693         693       812     1,351
  Interfund transfers.....  (52,085)    63,068      47,191     5,503     4,993
                            -------    -------     -------   -------   -------
Net increase (decrease) in
 units from capital
 transactions.............  (53,800)    59,487     (29,659)  (14,103)   (4,782)
                            -------    -------     -------   -------   -------
Units outstanding at
 December 31, 1998........  106,851    187,368     176,259   193,022   118,293
                            -------    -------     -------   -------   -------
From capital transactions:
  Net premiums............      934        925       1,328       212     1,302
  Loan interest...........      137        (79)       (126)      (64)       (7)
  Transfers (to) from the
   general account of GE
   Life & Annuity:
    Death benefits........      --         --         (554)      --        --
    Surrenders............   (1,554)   (17,001)    (10,319)   (2,950)   (6,514)
    Loans.................   (1,336)    (4,252)     (3,056)   (3,614)     (369)
    Cost of insurance and
     administrative
     expenses.............     (934)    (1,190)     (1,687)   (1,595)   (1,088)
  Transfers (to) from the
   Guarantee Account......      284        --          199        13        32
  Interfund transfers.....  (32,896)   (71,462)    (25,280)  (47,495)   (8,763)
                            -------    -------     -------   -------   -------
Net increase (decrease) in
 units from capital
 transactions.............  (35,365)   (93,059)    (39,495)  (55,493)  (15,407)
                            -------    -------     -------   -------   -------
Units outstanding at
 December 31, 1999........   71,486     94,309     136,764   137,529   102,886
                            -------    -------     -------   -------   -------
From capital transactions:
  Net premiums............   (1,804)       135         540        99        32
  Loan interest...........     (578)       (12)        (77)        5       258
  Transfers (to) from the
   general account of GE
   Life & Annuity:
    Death benefits........      --         --          --        --        --
    Surrenders............    1,103       (551)     (4,629)   (5,322)   (4,916)
    Loans.................    1,168     (1,839)     (1,040)   (1,515)     (635)
    Cost of insurance and
     administrative
     expenses.............    1,205       (151)       (692)     (821)     (941)
  Transfers (to) from the
   Guarantee Account......     (278)       197        (221)      214       105
  Interfund transfers.....   11,242      2,156       8,039   (22,640)      (75)
                            -------    -------     -------   -------   -------
Net increase (decrease) in
 units from capital
 transactions.............   12,058        (65)      1,920   (29,980)   (6,172)
                            -------    -------     -------   -------   -------
Units outstanding at
 December 31, 2000........   83,544     94,244     138,684   107,549    96,714
                            =======    =======     =======   =======   =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 2000


(2) Summary of Significant Accounting Policies -- Continued

                               Variable Insurance        Variable Insurance    Variable Insurance
                                  Products Fund           Products Fund II      Products Fund III
                          ----------------------------- -------------------- -----------------------
                           Equity-                        Asset              Growth &     Growth
                           Income    Growth   Overseas   Manager  Contrafund  Income   Opportunities
                          Portfolio Portfolio Portfolio Portfolio Portfolio  Portfolio   Portfolio
                          --------- --------- --------- --------- ---------- --------- -------------
Units outstanding at
 December 31, 1997......   489,456   310,040   243,467   395,218   385,172     33,181      28,619
                           -------   -------   -------   -------   -------    -------     -------
From capital
 transactions:
 Net premiums...........     4,285     1,424       799        92     7,384      1,845       2,945
 Loan interest..........      (318)     (483)      (64)     (276)     (287)       (31)        (10)
 Transfers (to) from the
  general account of GE
  Life & Annuity:
 Death benefits.........    (1,780)     (685)   (1,283)   (1,619)   (1,038)       --          --
 Surrenders.............    (6,479)  (16,160)   (9,040)  (12,811)     (935)       --          --
 Loans..................   (11,737)  (15,030)   (3,925)   (9,503)   (3,564)      (252)        --
 Cost of insurance and
  administrative
  expenses..............    (4,890)   (3,495)   (1,986)   (3,990)   (3,917)      (609)       (383)
 Transfers (to) from the
  Guarantee Account.....     3,580     2,834      (363)    2,750     3,497      1,097         649
 Interfund transfers....    (5,896)   13,096    12,401     6,154    41,115     28,309      10,821
                           -------   -------   -------   -------   -------    -------     -------
Net increase (decrease)
 in units from capital
 transactions...........   (23,235)  (18,499)   (3,461)  (19,203)   42,255     30,359      14,022
                           -------   -------   -------   -------   -------    -------     -------
Units outstanding at
 December 31, 1998......   466,221   291,541   240,006   376,015   427,427     63,540      42,641
                           -------   -------   -------   -------   -------    -------     -------
From capital
 transactions:
 Net premiums...........       839     3,218       754        84     2,850        837          38
 Loan interest..........      (355)     (326)      (99)     (301)     (344)        (1)         (6)
 Transfers (to) from the
  general account of GE
  Life & Annuity:
 Death benefits.........       --        --       (885)      --       (948)       --          --
 Surrenders.............   (14,522)  (27,627)   (7,933)  (28,550)  (21,891)    (2,372)     (1,140)
 Loans..................    (6,257)   (3,276)   (4,471)   (2,115)   (6,131)      (661)        (64)
 Cost of insurance and
  administrative
  expenses..............    (4,198)   (2,672)   (1,663)   (3,578)   (4,071)    (1,112)       (549)
 Transfers (to) from the
  Guarantee Account.....    (3,506)      112        18     1,395       262        729         --
 Interfund transfers....   (37,767)   (9,026)  (64,727)  (27,162)  (30,229)    27,874      17,414
                           -------   -------   -------   -------   -------    -------     -------
Net increase (decrease)
 in units from capital
 transactions...........   (65,766)  (39,597)  (79,006)  (60,227)  (60,502)    25,294      15,693
                           -------   -------   -------   -------   -------    -------     -------
Units outstanding at
 December 31, 1999......   400,455   251,944   161,000   315,788   366,925     88,834      58,334
                           -------   -------   -------   -------   -------    -------     -------
From capital
 transactions:
 Net premiums...........       207       365       588       287     1,856        --           (1)
 Loan Interest..........      (307)     (401)      (58)     (116)      135         27          (9)
 Transfers (to) from the
  general account of GE
  Life & Annuity:
 Death benefits.........   (17,885)   (2,423)      --    (13,982)   (4,101)       --          --
 Surrenders.............   (13,273)  (13,215)   (6,340)  (23,343)  (10,568)    (2,202)     (2,903)
 Loans..................    (6,629)   (4,629)  (24,519)     (989)   (4,932)    (1,762)     (2,938)
 Cost of insurance and
  administrative
  expenses..............    (3,257)   (2,515)   (1,485)   (2,530)   (3,281)      (648)       (440)
 Transfers (to) from the
  Guarantee Account.....     2,004     1,600        28      (295)      295       (115)        --
 Interfund transfers....   (31,492)   10,862    19,968   (38,809)  (31,537)   (18,589)    (12,186)
                           -------   -------   -------   -------   -------    -------     -------
Net increase (decrease)
 in units from capital
 transactions...........   (70,632)  (10,356)  (11,818)  (79,777)  (52,133)   (23,289)    (18,477)
                           -------   -------   -------   -------   -------    -------     -------
Units outstanding at
 December 31, 2000......   329,823   241,588   149,182   236,011   314,792     65,545      39,857
                           =======   =======   =======   =======   =======    =======     =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 2000


(2) Summary of Significant Accounting Policies -- Continued

                            Federated Insurance                                  PBHG Insurance
                                   Series               Alger American Fund     Series Fund, Inc.
                          --------------------------  ------------------------ -------------------
                                     High                                        PBHG
                          American  Income                Small      LargeCap  Large Cap   PBHG
                          Leaders    Bond    Utility  Capitalization  Growth    Growth   Growth II
                          Fund II   Fund II  Fund II    Portfolio    Portfolio Portfolio Portfolio
                          --------  -------  -------  -------------- --------- --------- ---------
Units outstanding at
 December 31, 1997......   35,856   148,413  23,413      137,751      131,397    2,718     8,640
                          -------   -------  ------      -------      -------   ------    ------
From capital
 transactions:
 Net premiums...........    5,835     1,842   1,248        4,733        3,551       (1)      424
 Loan interest..........      (14)      (27)    (48)         (35)         (66)     --         (7)
 Transfers (to) from the
  general account of GE
  Life & Annuity:
 Death benefits.........      --        --      --        (1,209)      (1,398)     --        --
 Surrenders.............      --        --      --        (6,320)      (3,136)     (82)      --
 Loans..................     (779)     (954) (1,114)       2,007       (4,993)     (18)      --
 Cost of insurance and
  administrative
  expenses..............     (675)     (936)   (330)      (1,753)      (1,998)     (54)     (133)
 Transfers (to) from the
  Guarantee Account.....      971       392     --         2,095        2,530      --      2,947
 Interfund transfers....   20,774   (74,663)  4,692      112,713       45,241     (201)      255
                          -------   -------  ------      -------      -------   ------    ------
Net increase (decrease)
 in units from capital
 transactions...........   26,112   (74,346)  4,448      112,231       39,731     (356)    3,486
                          -------   -------  ------      -------      -------   ------    ------
Units outstanding at
 December 31, 1998......   61,968    74,067  27,861      249,982      171,128    2,362    12,126
                          -------   -------  ------      -------      -------   ------    ------
From capital
 transactions:
 Net premiums...........    3,371     1,529      (1)       3,927        2,689      433       264
 Loan interest..........       (5)      (21)    (31)        (366)        (102)       2       (25)
 Transfers (to) from the
  general account of GE
  Life & Annuity:
 Death benefits.........      --        --      --           --        (1,165)     --        --
 Surrenders.............      --     (2,467)   (751)         --       (12,596)     --        --
 Loans..................     (360)   (6,501) (1,452)         288       (3,825)     (48)   (1,324)
 Cost of insurance and
  administrative
  expenses..............     (740)   (1,180)   (271)      (2,117)      (2,044)    (123)     (643)
 Transfers (to) from the
  Guarantee Account.....      537       --      --           982           22      --        --
 Interfund transfers....  (12,336)      557  (3,563)     (87,931)      59,998    9,061     4,386
                          -------   -------  ------      -------      -------   ------    ------
Net increase (decrease)
 in units from capital
 transactions...........   (9,533)   (8,083) (6,069)     (85,217)      42,977    9,325     2,658
                          -------   -------  ------      -------      -------   ------    ------
Units outstanding at
 December 31, 1999......   52,435    65,984  21,792      164,765      214,105   11,687    14,784
                          -------   -------  ------      -------      -------   ------    ------
From capital
 transactions:
 Net premiums...........    1,384       206       1        1,898          653       72     1,541
 Loan Interest..........       (1)      (58)     25          (61)        (110)     (16)      (64)
 Transfers (to) from the
  general account of GE
  Life & Annuity:
 Death benefits.........      --        --      --           --           --       --        --
 Surrenders.............   (5,337)   (1,024)    518       (2,536)     (13,903)    (504)   (2,315)
 Loans..................     (253)     (435)    566         (522)        (756)    (293)   (7,394)
 Cost of insurance and
  administrative
  expenses..............     (438)     (259)    247       (1,271)      (2,021)    (176)   (1,292)
 Transfers (to) from the
  Guarantee Account.....    1,604       --     (340)         987          104      --      5,183
 Interfund transfers....   (7,958)  (20,113)    (43)      18,674        6,901   14,225    19,084
                          -------   -------  ------      -------      -------   ------    ------
Net increase (decrease)
 in units from capital
 transactions...........  (10,999)  (21,683)    974       17,169       (9,132)  13,308    14,743
                          -------   -------  ------      -------      -------   ------    ------
Units outstanding at
 December 31, 2000......   41,436    44,301  22,766      181,934      204,973   24,995    29,527
                          =======   =======  ======      =======      =======   ======    ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 2000


(2) Summary of Significant Accounting Policies -- Continued

                                                                                                    Janus Aspen Series -
                                                   Janus Aspen Series                                  Service Shares
                      ----------------------------------------------------------------------------- --------------------
                                                                                                     Global
                      Aggressive           Worldwide           Flexible  International   Capital      Life      Global
                        Growth    Growth    Growth   Balanced   Income      Growth     Appreciation Sciences  Technology
                      Portfolio  Portfolio Portfolio Portfolio Portfolio   Portfolio    Portfolio   Portfolio Portfolio
                      ---------- --------- --------- --------- --------- ------------- ------------ --------- ----------
Units outstanding at
 December 31, 1997..   164,512    259,831   440,385   241,520   13,793      130,880          950        --         --
                       -------    -------   -------   -------   ------      -------      -------     ------     ------
From capital
 transactions:
 Net premiums.......     2,149      3,907    11,534     1,293      409        2,672          867        --         --
 Loan interest......      (102)      (332)     (131)     (259)     (25)         (46)         --         --         --
 Transfers (to) from
  the general
  account of GE Life
  & Annuity:
 Death benefits.....       --         --     (2,881)   (1,183)     --          (863)         --         --         --
 Surrenders.........      (470)    (6,229)   (4,378)     (338)  (4,063)      (4,468)         --         --         --
 Loans..............    (1,267)    (9,616)   (4,057)   (4,970)   1,652          334       (2,698)       --         --
 Cost of insurance
  and administrative
  expenses..........    (1,289)    (3,337)   (4,595)   (2,749)    (287)      (1,797)        (597)       --         --
 Transfers (to) from
  the Guarantee
  Account...........       425      1,109      (540)    2,947        7        5,745          --         --         --
 Interfund
  transfers.........   (40,437)    18,470    36,057    25,041   20,985       60,164       48,939        --         --
                       -------    -------   -------   -------   ------      -------      -------     ------     ------
Net increase
 (decrease) in units
 from capital
 transactions.......   (40,991)     3,972    31,009    19,782   18,678       61,741       46,511        --         --
                       -------    -------   -------   -------   ------      -------      -------     ------     ------
Units outstanding at
 December 31, 1998..   123,521    263,803   471,394   261,302   32,471      192,621       47,461        --         --
                       -------    -------   -------   -------   ------      -------      -------     ------     ------
From capital
 transactions:
 Net premiums.......       951      3,045   (14,576)    1,734      727        1,178        3,576        --         --
 Loan interest......      (122)      (294)      445      (319)      (3)         123          (56)       --         --
 Transfers (to) from
  the general
  account of GE Life
  & Annuity:
 Death benefits.....       --        (856)    1,883    (1,042)     --           --           --         --         --
 Surrenders.........    (4,770)   (12,134)   24,665   (16,600)     --          (810)      (2,035)       --         --
 Loans..............    (3,253)    (4,155)    6,992   (14,729)     190         (445)        (389)       --         --
 Cost of insurance
  and administrative
  expenses..........    (1,672)    (2,652)   10,281    (2,424)    (310)      (1,582)      (1,386)       --         --
 Transfers (to) from
  the Guarantee
  Account...........       --         130    (2,893)      629      --           --           --         --         --
 Interfund
  transfers.........    96,474     46,586   (21,666)   56,360   (6,244)     (56,821)      66,036        --         --
                       -------    -------   -------   -------   ------      -------      -------     ------     ------
Net increase
 (decrease) in units
 from capital
 transactions.......    87,608     29,670     5,131    23,609   (5,640)     (58,357)      65,746        --         --
                       -------    -------   -------   -------   ------      -------      -------     ------     ------
Units outstanding at
 December 31, 1999..   211,129    293,473   476,525   284,911   26,831      134,264      113,207        --         --
                       -------    -------   -------   -------   ------      -------      -------     ------     ------
From capital
 transactions:
 Net premiums.......       649      1,523     2,414     2,820        1          319        1,647        --          (1)
 Loan Interest......       122       (257)     (212)     (952)      35          (55)         (67)       --         (51)
 Transfers (to) from
  the general
  account of GE Life
  & Annuity:
 Death benefits.....       --      (3,775)   (3,997)  (17,853)     --           --           --         --         --
 Surrenders.........    (3,710)    (6,419)   (9,760)   (1,778)  (3,054)      (8,721)      (2,947)       --         --
 Loans..............    (4,904)    (2,835)  (17,664)   (4,046)       8      (13,504)      (4,407)       (67)       (46)
 Cost of insurance
  and administrative
  expenses..........    (1,678)    (2,236)   (4,060)   (3,700)    (186)        (847)      (1,301)       (68)       (70)
 Transfers (to) from
  the Guarantee
  Account...........     2,242      1,776     1,740     3,118      --           --         1,207        --         --
 Interfund
  transfers.........   (33,626)    17,340    10,650    28,800   (5,918)      14,577       (6,463)    13,639     25,421
                       -------    -------   -------   -------   ------      -------      -------     ------     ------
Net increase
 (decrease) in units
 from capital
 transactions.......   (40,905)     5,117   (20,889)    6,409   (9,114)      (8,231)     (12,331)    13,504     25,253
                       -------    -------   -------   -------   ------      -------      -------     ------     ------
Units outstanding at
 December 31, 2000..   170,224    298,590   455,636   291,320   17,717      126,033      100,876     13,504     25,253
                       =======    =======   =======   =======   ======      =======      =======     ======     ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 2000


(2) Summary of Significant Accounting Policies -- Continued

                                     Goldman Sachs
                                        Variable
                                       Insurance      Salomon Brothers Variable
                                         Trust             Series Fund Inc.
                                     ---------------  --------------------------
                                     Growth
                                      and    Mid Cap                      Total
                                     Income   Value   Strategic Investors Return
                                      Fund    Fund    Bond Fund   Fund     Fund
                                     ------  -------  --------- --------- ------
Units outstanding at December 31,
 1997...............................    --      --         --       --     --
                                     ------  ------    -------   ------    ---
From capital transactions:
  Net premiums......................    --      --         --       --     --
  Loan interest.....................    --      --         --       --     --
  Transfers (to) from the general
   account of GE Life & Annuity:
    Death benefits..................    --      --         --       --     --
    Surrenders......................    --      --         --       --     --
    Loans...........................    --      --         --       --     --
    Cost of insurance and
     administrative expenses........    --      (33)       --       --     --
    Transfers (to) from the
     Guarantee Account..............    --      --         --       --     --
  Interfund transfers...............    598   9,410        --       --     --
                                     ------  ------    -------   ------    ---
Net increase (decrease) in units
 from capital transactions..........    598   9,377        --       --     --
                                     ------  ------    -------   ------    ---
Units outstanding at December 31,
 1998...............................    598   9,377        --       --     --
                                     ------  ------    -------   ------    ---
From capital transactions:
  Net premiums......................    131   2,015        --       --     --
  Loan interest.....................     (9)    256         19      --     --
  Transfers (to) from the general
   account of GE Life & Annuity:
    Death benefits..................    --      --         --       --     --
    Surrenders......................    --      --         --       --     --
    Loans...........................    --      --         940      --     (12)
    Cost of insurance and
     administrative expenses........    (52)   (803)      (203)     --      (6)
    Transfers (to) from the
     Guarantee Account..............    --    6,364        --       --     --
  Interfund transfers...............  6,777  11,931      9,347      --     624
                                     ------  ------    -------   ------    ---
Net increase (decrease) in units
 from capital transactions..........  6,847  19,763     10,103      --     606
                                     ------  ------    -------   ------    ---
Units outstanding at December 31,
 1999...............................  7,445  29,140     10,103      --     606
                                     ------  ------    -------   ------    ---
From capital transactions:
  Net premiums......................    --      202        --       --      (1)
  Loan Interest.....................    --       (7)        17      --      (2)
  Transfers (to) from the general
   account of GE Life & Annuity:
    Death benefits..................    --      --         --       --     --
    Surrenders......................    --      --         --       --     --
    Loans...........................    --     (156)       --      (136)   --
    Cost of insurance and
     administrative expenses........    (54)   (370)        (3)     (69)   (14)
    Transfers (to) from the
     Guarantee Account..............    --      --         --       --     --
  Interfund transfers............... (2,701) 31,901    (10,117)  14,374    248
                                     ------  ------    -------   ------    ---
Net increase (decrease) in units
 from capital transactions.......... (2,755) 31,570    (10,103)  14,169    231
                                     ------  ------    -------   ------    ---
Units outstanding at December 31,
 2000...............................  4,690  60,710        --    14,169    837
                                     ======  ======    =======   ======    ===

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 2000


(2) Summary of Significant Accounting Policies -- Continued

 (d) Federal Income Taxes

  The Account is not taxed separately because the operations of the Account are part of the total operations of GE Life & Annuity. GE Life & Annuity is taxed as a life insurance company under the Internal Revenue Code (the Code). GE Life & Annuity is included in the General Electric Capital Assurance Company consolidated federal income tax return. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

 (e) Use of Estimates

  Financial statements prepared in conformity with accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

(3) Related Party Transactions

  The premiums transferred from GE Life & Annuity to the Account represent gross premiums recorded by GE Life & Annuity on its variable life insurance policies. During the first ten years following a premium payment, a charge is deducted monthly at an effective annual rate of .50% of the premium payment from the policy cash value to cover distribution expenses and premiums taxes. If a policy is surrendered or lapses during the first nine years for Type I policies and six years for Type II policies, a charge is made by GE Life & Annuity to cover the expenses of issuing the policy. Subject to certain limitations, the charge for Type I Policies generally equals 6% of the premium withdrawn in the first four years, and this charge decreases 1% per year for every year thereafter. For Type II policies, the charge equals 6% of the premium withdrawn in the first year, and this charge decreases 0.5% per year for the next three years and 1.0% per year for the last two years. A charge equal to the lesser of $25 or 2% of the amount paid on a partial surrender will be made to compensate GE Life & Annuity for the costs incurred in connection with partial surrenders for both Type I and Type II policies.

  A charge based on the policy specified amount of insurance, death benefit option, cash values, duration, the insured's sex, issue age and risk class is deducted from the policy cash values each month to compensate GE Life & Annuity for the cost of insurance. In addition, GE Life & Annuity charges the Account for the mortality and expense (M&E) risk that GE Life & Annuity assumes and for certain administrative expenses. The M&E and administrative expense charges are assessed through the daily unit value calculation equal to effective annual rates of 0.90% and 0.40%, respectively, for Type I policies and 0.70% and 0.40%, respectively, for Type II policies.

  Capital Brokerage Corporation, an affiliate of GE Life & Annuity, is a Washington Corporation registered with the Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Capital Brokerage Corporation serves as principal underwriter for variable life insurance policies and variable annuities issued by GE Life & Annuity.

   GE Investments Funds, Inc. (the Fund) is an open-end diversified management investment company. GE Investment Management Incorporated (Investment Advisor), a wholly-owned subsidiary of GE, currently serves as investment advisor to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of .35% for the S&P 500 Index Fund, .50% for the Money Market, Income, and Total Return Funds, 1.00% for the International Equity Fund, .85% for the Real Estate Securities Fund,
 .60% for the Global Income Fund, .55% for the U.S. Equity Fund, and .65% for the Mid-Cap Value Equity and Premier Growth Equity Funds.

  Certain officers and directors of GE Life & Annuity are also officers and directors of Capital Brokerage Corporation.

                     GE LIFE AND ANNUITY ASSURANCE COMPANY

                       Consolidated Financial Statements

                          Year ended December 31, 2000

                  (With Independent Auditors' Report Thereon)

                     GE LIFE AND ANNUITY ASSURANCE COMPANY

                               Table of Contents

                          Year ended December 31, 2000

                                                                            Page
                                                                            ----
Independent Auditors' Report............................................... F-1

Consolidated Balance Sheets................................................ F-2

Consolidated Statements of Income.......................................... F-3

Consolidated Statements of Shareholders' Interest.......................... F-4

Consolidated Statements of Cash Flows...................................... F-5

Notes to Consolidated Financial Statements................................. F-6

                         Independent Auditors' Report

The Board of Directors
GE Life and Annuity Assurance Company:

  We have audited the accompanying consolidated balance sheets of GE Life and Annuity Assurance Company and subsidiary as of December 31, 2000 and 1999, and the related consolidated statements of income, shareholders' interest, and cash flows for each of the years in the three-year period ended December 31, 2000. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

  We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of GE Life and Annuity Assurance Company and subsidiary as of December 31, 2000 and 1999, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America.

  As discussed in note 15 to the consolidated financial statements, the Company changed its method of accounting for insurance-related assessments in 1999.


KPMG LLP
Richmond, Virginia
January 22, 2001

              GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                          Consolidated Balance Sheets

             (Dollar amounts in millions, except per share amounts)

                                                             December 31,
                                                          --------------------
                                                            2000       1999
                                                          ---------  ---------
Assets
Investments:
 Fixed maturities available-for-sale, at fair value...... $ 9,260.5  $ 8,033.7
 Equity securities available-for-sale, at fair value:
  Common stocks..........................................      15.3        9.2
  Preferred stocks, non-redeemable.......................      20.8       23.9
 Investment in affiliate.................................       2.6        2.6
 Mortgage loans, net of valuation allowance of $14.3 and
  $23.3 at December 31, 2000 and 1999, respectively......   1,130.0      810.5
 Policy loans............................................      89.0       58.5
 Real estate owned.......................................       2.5        2.5
 Other invested assets...................................     135.8      141.5
                                                          ---------  ---------
  Total investments......................................  10,656.5    9,082.4
                                                          ---------  ---------
Cash.....................................................      70.3       21.2
Accrued investment income................................     215.9      190.2
Deferred acquisition costs...............................     715.7      482.5
Intangible assets........................................     400.4      472.8
Reinsurance recoverable..................................      90.6       72.4
Deferred income tax asset................................       --       120.3
Other assets.............................................      69.9      269.7
Separate account assets..................................  10,393.2    9,245.8
                                                          ---------  ---------
  Total assets........................................... $22,612.5  $19,957.3
                                                          =========  =========
Liabilities and Shareholders' Interest
Liabilities:
 Future annuity and contract benefits.................... $ 9,934.3  $ 9,063.0
 Liability for policy and contract claims................     140.4      110.7
 Other policyholder liabilities..........................     164.0      138.8
 Accounts payable and accrued expenses...................     473.9      193.3
 Deferred income tax liability...........................      32.0        --
 Separate account liabilities............................  10,393.2    9,245.8
                                                          ---------  ---------
  Total liabilities......................................  21,137.8   18,751.6
                                                          ---------  ---------
Shareholders' interest:
 Net unrealized investment gains.........................     (18.7)    (134.2)
                                                          ---------  ---------
 Accumulated non-owner changes in equity.................     (18.7)    (134.2)
 Preferred stock, Series A ($1,000 par value, $1,000
  redemption and liquidation value, 200,000 shares
  authorized, 120,000 shares issued and outstanding).....     120.0      120.0
 Common stock ($1,000 par value, 50,000 authorized,
  25,651 shares issued and outstanding)..................      25.6       25.6
 Additional paid-in capital..............................   1,050.7    1,050.7
 Retained earnings.......................................     297.1      143.6
                                                          ---------  ---------
  Total shareholders' interest...........................   1,474.7    1,205.7
                                                          ---------  ---------
  Total liabilities and shareholders' interest........... $22,612.5  $19,957.3
                                                          =========  =========

          See accompanying notes to consolidated financial statements.

              GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       Consolidated Statements of Income

                          (Dollar amounts in millions)

                                                    Years Ended December 31,
                                                    --------------------------
                                                      2000      1999     1998
                                                    --------  --------  ------
Revenues:
 Net investment income............................. $  708.9  $  638.2  $574.7
 Net realized investment gains.....................      4.3      12.0    29.6
 Premiums..........................................    116.3     123.9   123.1
 Cost of insurance.................................    126.0     129.0   128.5
 Variable product fees.............................    148.7      90.2    60.8
 Other income......................................     49.2      24.6    22.3
                                                    --------  --------  ------
  Total revenues...................................  1,153.4   1,017.9   939.0
                                                    --------  --------  ------
Benefits and expenses:
 Interest credited.................................    532.6     440.8   378.4
 Benefits and other changes in policy reserves.....    223.6     214.7   178.4
 Commissions.......................................    229.3     192.1   112.8
 General expenses..................................    124.8     124.7   111.0
 Amortization of intangibles, net..................     43.7      58.3    64.8
 Change in deferred acquisition costs, net.........   (237.7)   (179.1)  (74.7)
 Interest expense..................................      1.1       1.9     2.2
                                                    --------  --------  ------
  Total benefits and expenses......................    917.4     853.4   772.9
                                                    --------  --------  ------
  Income before income taxes and cumulative effect
   of accounting change............................    236.0     164.5   166.1
Provision for income taxes.........................     72.9      56.6    60.3
                                                    --------  --------  ------
  Income before cumulative effect of accounting
   change..........................................    163.1     107.9   105.8
                                                    --------  --------  ------
Cumulative effect of accounting change, net of
 tax...............................................      --        5.0     --
                                                    --------  --------  ------
  Net income....................................... $  163.1  $  112.9  $105.8
                                                    ========  ========  ======

          See accompanying notes to consolidated financial statements.

                     GE LIFE AND ANNUITY ASSURANCE COMPANY

               Consolidated Statements of Shareholders' Interest

                          (Dollar amounts in millions)

                                                        Common Stock
                            Preferred                     Declared                 Accumulated
                              Stock      Common Stock  but not Issued   Additional  Non-owner                Total
                          -------------- ------------- ---------------   Paid-In     Changes   Retained  Shareholders'
                          Shares  Amount Shares Amount Shares   Amount   Capital    in Equity  Earnings    Interest
                          ------- ------ ------ ------ -------  ------  ---------- ----------- --------  -------------
Balances at December 31,
 1997...................      --  $  --   7,010 $ 7.0      --   $  --    $1,058.4    $  87.7   $ 193.1     $1,346.2
Changes other than
 transactions with
 shareholders:
 Net income.............      --     --     --    --       --      --         --         --      105.8        105.8
 Net unrealized losses
  on investment
  securities (a)........      --     --     --    --       --      --         --       (29.9)      --         (29.9)
                                                                                                           --------
 Total changes other
  than transactions with
  shareholders..........                                                                                       75.9
Cash dividend declared
 and paid...............      --     --     --    --       --      --         --         --     (120.0)      (120.0)
Preferred stock
 dividend...............  120,000  120.0    --    --       --      --         --         --     (120.0)         --
Common stock dividend
 declared but not
 issued.................      --     --     --    --    18,641    18.6        --         --      (18.6)         --
Adjustment to reflect
 purchase method........      --     --     --    --       --      --        (8.3)       --        --          (8.3)
                          ------- ------ ------ -----  -------  ------   --------    -------   -------     --------
Balances at December 31,
 1998...................  120,000  120.0  7,010   7.0   18,641    18.6    1,050.1       57.8      40.3      1,293.8
Changes other than
 transactions with
 shareholders:
 Net income.............      --     --     --    --       --      --         --         --      112.9        112.9
 Net unrealized losses
  on investment
  securities (a)........      --     --     --    --       --      --         --      (192.0)      --        (192.0)
                                                                                                           --------
 Total changes other
  than transactions with
  shareholders..........                                                                                      (79.1)
Cash dividend declared
 and paid...............      --     --     --    --       --      --         --         --       (9.6)        (9.6)
Common stock issued.....      --     --  18,641  18.6  (18,641)  (18.6)       --         --        --           --
Adjustment to reflect
 purchase method........      --     --     --    --       --      --         0.6        --        --           0.6
                          ------- ------ ------ -----  -------  ------   --------    -------   -------     --------
Balances at December 31,
 1999...................  120,000  120.0 25,651  25.6      --      --     1,050.7     (134.2)    143.6      1,205.7
Changes other than
 transactions with
 shareholders:
 Net income.............      --     --     --    --       --      --         --         --      163.1        163.1
 Net unrealized losses
  on investment
  securities (a)........      --     --     --    --       --      --         --       115.5       --         115.5
                                                                                                           --------
 Total changes other
  than transactions with
  shareholders..........                                                                                      278.6
Cash dividend declared
 and paid...............      --     --     --    --       --      --         --         --       (9.6)        (9.6)
                          ------- ------ ------ -----  -------  ------   --------    -------   -------     --------
Balances at December 31,
 2000...................  120,000 $120.0 25,651 $25.6      --   $  --    $1,050.7    $ (18.7)  $ 297.1     $1,474.7
                          ======= ====== ====== =====  =======  ======   ========    =======   =======     ========

-------
(a) Presented net of deferred taxes of $(61.8), $103.3 and $16.1 in 2000, 1999 and 1998, respectively.

          See accompanying notes to consolidated financial statements.

              GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                     Consolidated Statements of Cash Flows

                          (Dollar amounts in millions)

                                                 Years Ended December 31,
                                               -------------------------------
                                                 2000       1999       1998
                                               ---------  ---------  ---------
Cash flows from operating activities:
 Net income................................... $   163.1  $   112.9  $   105.8
                                               ---------  ---------  ---------
 Adjustments to reconcile net income to net
  cash provided by operating activities:
  Cost of insurance and surrender fees........    (149.3)    (169.5)    (171.6)
  Increase in future policy benefits..........     688.9      565.5      440.6
  Net realized investment gains...............      (4.3)     (12.0)     (29.6)
  Amortization of investment premiums and
   discounts..................................      (3.4)      (1.3)      (1.3)
  Amortization of intangibles.................      43.7       58.3       64.8
  Deferred income tax expense (benefit).......      94.5       25.0       29.5
  Change in certain assets and liabilities:
   Decrease (increase) in:
    Accrued investment income.................     (25.7)     (48.6)       1.5
    Deferred acquisition costs................    (237.7)    (179.1)     (74.7)
    Other assets, net.........................     188.2     (200.1)     (30.3)
   Increase (decrease) in:
    Policy and contract claims................      25.5      (43.4)      18.0
    Other policyholder liabilities............      26.8       20.0        2.5
    Accounts payable and accrued expenses.....     276.2       73.8       19.6
                                               ---------  ---------  ---------
      Total adjustments.......................     923.4       88.6      269.0
                                               ---------  ---------  ---------
      Net cash provided by operating
       activities.............................   1,086.5      201.5      374.8
                                               ---------  ---------  ---------
Cash flows from investing activities:
 Proceeds from sales and maturities of
  investment securities and other invested
  assets......................................   1,997.0    1,702.2    2,238.0
 Principal collected on mortgage loans........     102.1      103.3      138.3
 Proceeds collected from policy loan
  securitization..............................       --       145.1        --
 Purchase of investment securities and other
  invested assets.............................  (3,017.1)  (3,086.2)  (2,685.4)
 Mortgage loan originations and increase in
  policy loans................................    (437.4)    (170.4)    (212.3)
                                               ---------  ---------  ---------
      Net cash used in investing activities...  (1,355.4)  (1,306.0)    (521.4)
                                               ---------  ---------  ---------
Cash flows from financing activities:
 Proceeds from issue of investment contracts..   5,274.4    4,717.6    2,280.0
 Redemption and benefit payments on investment
  contracts...................................  (4,946.8)  (3,593.4)  (2,016.2)
 Cash dividend to shareholders................      (9.6)      (9.6)    (120.0)
                                               ---------  ---------  ---------
      Net cash provided by financing
       activities.............................     318.0    1,114.6      143.8
                                               ---------  ---------  ---------
      Net increase (decrease) in cash and
       equivalents............................      49.1       10.1       (2.8)
Cash and cash equivalents at beginning of
 year.........................................      21.2       11.1       13.9
                                               ---------  ---------  ---------
Cash and cash equivalents at end of year...... $    70.3  $    21.2  $    11.1
                                               =========  =========  =========

          See accompanying notes to consolidated financial statements.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                  Notes to Consolidated Financial Statements

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)

(1) Summary of Significant Accounting Policies

 (a) Principles of Consolidation

  The accompanying consolidated financial statements include the historical operations and accounts of GE Life and Annuity Assurance Company and its subsidiary, Assigned Settlements Inc. (collectively the "Company" or "GELAAC"). All significant intercompany accounts and transactions have been eliminated in consolidation.

  Effective January 1, 1999, an affiliated company, The Harvest Life Insurance Company ("Harvest") merged into The Life Insurance Company of Virginia ("LOV") with the merged Company renamed GE Life and Annuity Assurance Company ("GELAAC"). Harvest's former parent, Federal Home Life Insurance Company ("FHLIC"), received common stock of GELAAC in exchange for its interest in Harvest. FHLIC is an indirect wholly-owned subsidiary of GE Financial Assurance Holdings, Inc. ("GEFAHI"). As the merged entities were under common control, the transaction has been accounted for similar to a pooling of interest. Accordingly, the financial statements have been restated for GELAAC for the year ended December 31, 1998 as if Harvest had been a part of LOV as of January 1, 1998.

  The majority of GELAAC's outstanding common stock is owned by General Electric Capital Assurance Company ("GECA"). GECA is an indirect wholly-owned subsidiary of GEFAHI, which is an indirect wholly-owned subsidiary of GE Capital Corporation ("GECC"). GECC is an indirect wholly-owned subsidiary of General Electric Company.

 (b) Basis of Presentation

  The accompanying consolidated financial statements have been prepared on the basis of accounting principles generally accepted in the United States of America ("GAAP") for insurance companies. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and related disclosures. Actual results could differ from those estimates.

 (c) Products

  The Company's product offerings are divided along two major segments of consumer needs: (i) Wealth Accumulation and Transfer and (ii) Lifestyle Protection and Enhancement.

  The Company's principal product lines under the Wealth Accumulation and Transfer segment are (i) annuities (deferred and immediate; either fixed or variable); (ii) life insurance (universal, variable, ordinary and group),
(iii) guaranteed investment contracts ("GICs") including funding agreements and (iv) mutual funds. Wealth Accumulation and Transfer products are used by customers as vehicles for accumulating wealth, often on a tax-deferred basis, transferring wealth to beneficiaries, or providing a means to replace the insured's income in the event of premature death. The Company's distribution of Wealth Accumulation and Transfer products is accomplished through two distribution methods: (i) intermediaries and (ii) career or dedicated sales forces.

  The Company's principal product lines under the Lifestyle Protection and Enhancement segment are (i) long-term care insurance and (ii) supplemental accident and health insurance. Lifestyle Protection and Enhancement products are used by customers as vehicles to protect their income and assets from the adverse economic impacts of significant health care costs or other unanticipated events that cause temporary or permanent loss of earnings capabilities (including the ability to repay certain indebtedness). The Company's distribution of Lifestyle Protection and Enhancement products is accomplished through two distribution methods: (i) intermediaries and (ii) career or dedicated sales forces.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)


  Approximately 18%, 17% and 20% of premium and annuity consideration collected, in 2000, 1999, and 1998, respectively, came from customers residing in the South Atlantic region of the United States, and approximately 24%, 17% and 27% of premium and annuity consideration collected, in 2000, 1999, and 1998, respectively, came from customers residing in the Mid-Atlantic region of the United States.

  Although the Company markets its products through numerous distributors, approximately 25%, 28% and 20% of the Company's sales of variable products in 2000, 1999, and 1998, respectively, have been through two specific national stockbrokerage firms (part of the Wealth Accumulation and Transfer segment.) Loss of all or a substantial portion of the business provided by these stockbrokerage firms could have a material adverse effect on the business and operations of the Company. The Company does not believe, however, that the loss of such business would have a long-term adverse effect because of the Company's competitive position in the marketplace, the availability of business from other distributors, and the Company's mix of other products.

 (d) Revenues

  Investment income is recorded when earned. Realized investment gains and losses are calculated on the basis of specific identification. Premiums on long-duration insurance products are recognized as earned when due or, in the case of life contingent immediate annuities, when the contracts are issued. Premiums received under annuity contracts without significant mortality risk and premiums received on universal life products are not reported as revenues but as liabilities for future annuity and contract benefits. Cost of insurance is charged to universal life policyholders based upon at risk amounts, and is recognized as revenue when due. Variable product fees are charged to variable annuity and variable life policyholders based upon the daily net assets of the policyholders' account values, and are recognized as revenue when charged. Other income consists primarily of surrender charges on certain policies. Surrender charges are recognized as income when the policy is surrendered.

 (e) Investments

  The Company has designated its fixed maturities (bonds, notes, mortgage-backed securities, asset-backed securities and redeemable preferred stock) and equity securities (common and non-redeemable preferred stock) as available-for-sale. The fair value for regularly traded fixed maturities and equity securities is based on individual quoted market prices. For fixed maturities not regularly traded, fair values are estimated using values obtained from independent pricing services or, are estimated by discounting expected future cash flows using a current market rate applicable to the credit quality, industry sector, call features and maturity of the investments, as applicable.

  Changes in the fair values of investments available-for-sale, net of the effect on deferred policy acquisition costs, present value of future profits and deferred federal income taxes are reflected as unrealized investment gains or losses and, accordingly, have no effect on net income, but are shown as a component of accumulated non-owner changes in equity in the Consolidated Statements of Shareholders' Interest. Unrealized losses that are considered other than temporary are recognized in earnings through an adjustment to the amortized cost basis of the underlying securities. The allowance for losses is determined primarily on the basis of management's best estimate of probable losses, including specific allowances for known troubled credits, if any. Writedowns and the change in reserves are included in net realized investment gains and losses in the Consolidated Statements of Income. In general, the Company ceases to accrue investment income when interest or dividend payments are 90 days in arrears.

  Investment income on mortgage-backed and asset-backed securities is initially based upon yield, cash flow and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded using the retrospective method, whereby the amortized cost of the securities is adjusted to the amount that would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to investment income.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)


  Mortgage loans and policy loans are carried at their unpaid principal balance, net of allowances for estimated uncollectible amounts. Short-term investments, if any, are carried at amortized cost which approximates fair value. Equity securities are carried at fair value. Investments in limited partnerships are generally accounted for under the equity method of accounting. Real estate is carried, generally, at cost less accumulated depreciation. Other long-term investments are carried generally at amortized cost.

  Under certain securities lending transactions, the Company requires the borrower provide collateral, consisting primarily of cash and government securities, on a daily basis, in amounts equal to or exceeding 102% of the market value of the applicable securities loaned.

 (f) Deferred Acquisition Costs

  Acquisition costs include costs and expenses which vary with and are primarily related to the acquisition of insurance and investment contracts.

  Deferred acquisition costs include first-year commissions in excess of recurring renewal commissions, as well as other qualified non-commission policy acquisition costs. For investment and universal life type contracts, amortization is based on the present value of anticipated gross profits from investments, interest credited, surrender and other policy charges, and mortality and maintenance expenses. Amortization is adjusted retroactively when current estimates of future gross profits to be realized are revised. For other long-duration insurance contracts, the acquisition costs are amortized in relation to the estimated benefit payments or the present value of expected future premiums.

  Deferred acquisition costs are reviewed to determine if they are recoverable from future income, including investment income, and, if not considered recoverable, are charged to expense.

 (g) Intangible Assets

  Present Value of Future Profits -- In conjunction with the acquisition of the Company, a portion of the purchase price was assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called present value of future profits
(PVFP), represents the actuarially determined present value of the projected future cash flows from the acquired policies.

  Goodwill -- Goodwill is amortized over a period of 20 years on the straight-line method. Goodwill in excess of associated expected operating cash flows is considered to be impaired and is written down to fair value. No such write-downs have occurred.

 (h) Federal Income Taxes

  Deferred income taxes have been provided for the effects of temporary differences between financial reporting and tax bases of assets and liabilities and have been measured using the enacted marginal tax rates and laws that are currently in effect.

 (i) Reinsurance

  Premium revenue, benefits, underwriting, acquisition and insurance expenses are reported net of the amounts relating to reinsurance ceded to other companies. Amounts due from reinsurers for incurred future claims are reflected in the reinsurance recoverable asset. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies.

 (j) Future Annuity and Contract Benefits

  Future annuity and contract benefits consist of the liability for investment contracts, insurance contracts and accident and health contracts. Investment contract liabilities are generally equal to the policyholder's current account value. The

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)


liability for insurance and accident and health contracts is calculated based upon actuarial assumptions as to mortality, morbidity, interest, expense and withdrawals, with experience adjustments for adverse deviation where appropriate.

 (k) Liability for Policy and Contract Claims

  The liability for policy and contract claims represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for future payments of
(a) claims that have been reported to the insurer, and (b) claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated.

 (l) Separate Account Assets and Liabilities

  The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity and variable life contract owners. The Company receives mortality risk fees and administration charges from the variable mutual fund portfolios. The separate account assets are carried at fair value and are equivalent to the liabilities that represent the policyholders' equity in those assets.

  The Company has periodically transferred capital to the separate accounts to provide for the initial purchase of investments in new mutual fund portfolios. As of December 31, 2000, approximately $67.9 of the Company's other invested assets related to its capital investments in the separate accounts.

 (m) Interest Rate Risk Management

  As a matter of policy, the Company does not engage in derivatives trading, market-making or other speculative activities.

  The Company uses interest rate floors primarily to minimize the risk on investment contracts with minimum guaranteed interest rates. The Company requires all interest rate floors to be designated and accounted for as hedges of specific assets, liabilities or committed transactions; resulting payments and receipts are recognized contemporaneously with effects of hedged transactions. A payment or receipt arising from early termination of an effective hedge is accounted for as an adjustment to the basis of the hedged transaction.

  Instruments used as hedges must be effective at reducing the risk associated with the exposure being hedged and must be designated as a hedge at the inception of the contract. Accordingly, changes in market values of hedged instruments must be highly correlated with changes in market values of underlying hedged items both at inception of the hedge and over the life of the hedge contract. Any instrument designated but ineffective as a hedge is marked to market and recognized in operations immediately.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)


(2) Investments

 (a) General

  The sources of investment income of the Company as of December 31, were as follows:

                                                          2000    1999    1998
                                                         ------  ------  ------
   Fixed maturities..................................... $624.9  $560.1  $489.8
   Equity securities....................................    --      --      4.9
   Mortgage loans.......................................   80.0    66.9    64.2
   Policy loans.........................................    4.6    14.0    14.4
   Other investments....................................    6.7     2.5     6.7
                                                         ------  ------  ------
   Gross investment income..............................  716.2   643.5   580.0
   Investment expenses..................................   (7.3)   (5.3)   (5.3)
                                                         ------  ------  ------
   Net investment income................................ $708.9  $638.2  $574.7
                                                         ======  ======  ======

  For the years ended December 31, sales proceeds and gross realized investment gains and losses from the sales of investment securities available-for-sale were as follows:

                                                        2000    1999     1998
                                                       ------  ------  --------
   Sales proceeds..................................... $874.2  $590.3  $1,330.0
                                                       ======  ======  ========
   Gross realized investment:
    Gains.............................................   29.3    28.6      43.8
    Losses............................................  (25.0)  (16.6)    (14.2)
                                                       ------  ------  --------
   Net realized investment gains...................... $  4.3  $ 12.0  $   29.6
                                                       ======  ======  ========

  The additional proceeds from the investments presented in the Consolidated Statements of Cash Flows result from principal collected on mortgage-backed securities, asset-backed securities, maturities, calls and sinking fund payments.

  Net unrealized gains and losses on investment securities and other invested assets classified as available-for-sale are reduced by deferred income taxes and adjustments to the present value of future profits and deferred policy acquisition costs that would have resulted had such gains and losses been realized. Net unrealized gains and losses on available-for-sale investment securities and other invested assets reflected as a separate component of shareholders' interest as of December 31, are summarized as follows:

                                                      2000    1999     1998
                                                     ------  -------  ------
   Net unrealized gains/(losses) on available-for-
    sale investment securities and other invested
    assets before adjustments:
    Fixed maturities................................ $(34.4) $(245.0) $138.2
    Equity securities...............................   (1.6)    (0.4)    5.5
    Other invested assets...........................   (3.2)    (4.1)    2.3
                                                     ------  -------  ------
     Subtotal.......................................  (39.2)  (249.5)  146.0
                                                     ======  =======  ======
   Adjustments to the present value of future
    profits and deferred acquisition costs..........   10.1     43.1   (57.1)
   Deferred income taxes............................   10.4     72.2   (31.1)
                                                     ------  -------  ------
     Net unrealized gains/(losses).................. $(18.7) $(134.2) $ 57.8
                                                     ======  =======  ======

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)


  The change in the net unrealized gains (losses) on investment securities reported in accumulated non-owner changes in equity is as follows:

                                                        2000     1999    1998
                                                       -------  ------  ------
   Net unrealized gains (losses) on investment
    securities -- beginning of year................... $(134.2) $ 57.8  $ 87.7
   Unrealized gains (losses) on investment
    securities -- net of deferred taxes of ($63.3),
    $99.1 and $5.7....................................   118.3  (184.2)  (10.7)
   Reclassification adjustments - net of deferred
    taxes of $1.5, $4.5 and $10.4.....................    (2.8)   (7.8)  (19.2)
                                                       -------  ------  ------
   Net unrealized gain (losses) on investment
    securities - end of year..........................   (18.7) (134.2)   57.8
                                                       =======  ======  ======

  At December 31, the amortized cost, gross unrealized gains and losses, and fair values of the Company's fixed maturities and equity securities available-for-sale were as follows:

                                                  Gross      Gross
                                      Amortized unrealized unrealized   Fair
   2000                                 cost      gains      losses    value
   ----                               --------- ---------- ---------- --------
   Fixed maturities:
    U.S. government and agency....... $   10.3    $  0.3    $   --    $   10.6
    State and municipal..............      1.3       --         --         1.3
    Non-U.S. government..............      3.0       --         --         3.0
    U.S. corporate...................  5,705.5      24.2     (148.8)   5,580.9
    Non-U.S. corporate...............    851.2      35.3       (2.2)     884.3
    Mortgage-backed..................  1,762.2      44.0        --     1,806.2
    Asset-backed.....................    961.4      12.8        --       974.2
                                      --------    ------    -------   --------
     Total fixed maturities..........  9,294.9     116.6     (151.0)   9,260.5
   Common stocks and non-redeemable
    preferred stocks.................     37.7       0.9       (2.5)      36.1
                                      --------    ------    -------   --------
   Total available-for-sale
    securities....................... $9,332.6    $117.5    $(153.5)  $9,296.6
                                      ========    ======    =======   ========
                                                  Gross      Gross
                                      Amortized unrealized unrealized   Fair
   1999                                 cost      gains      losses    value
   ----                               --------- ---------- ---------- --------
   Fixed maturities:
    U.S. government and agency....... $    9.8    $  0.1    $  (0.2)  $    9.7
    State and municipal..............      1.5       --         --         1.5
    Non-U.S. government..............      3.0       --        (0.2)       2.8
    U.S. corporate...................  4,936.3      21.4     (227.6)   4,730.1
    Non-U.S. corporate...............    624.6       8.1      (17.8)     614.9
    Mortgage-backed..................  1,696.5      16.9      (27.4)   1,686.0
    Asset-backed.....................  1,007.0       1.5      (19.8)     988.7
                                      --------    ------    -------   --------
     Total fixed maturities..........  8,278.7      48.0     (293.0)   8,033.7
   Common stocks and non-redeemable
    preferred stocks.................     33.5       1.3       (1.7)      33.1
                                      --------    ------    -------   --------
   Total available-for-sale
    securities....................... $8,312.2    $ 49.3    $(294.7)  $8,066.8
                                      ========    ======    =======   ========

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)


  The scheduled maturity distribution of the fixed maturity portfolio at December 31, 2000 follows. Expected maturities may differ from scheduled contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                             Amortized   Fair
                                                               Cost     Value
                                                             --------- --------
   Due in one year or less.................................. $  329.1  $  330.8
   Due one year through five years..........................  3,009.6   2,984.2
   Due five years through ten years.........................  1,855.7   1,830.2
   Due after ten years......................................  1,376.9   1,334.9
                                                             --------  --------
     Subtotals..............................................  6,571.3   6,480.1
   Mortgage-backed securities...............................  1,762.2   1,806.2
   Asset-backed securities..................................    961.4     974.2
                                                             --------  --------
     Totals................................................. $9,294.9  $9,260.5
                                                             ========  ========

  As required by law, the Company has investments on deposit with governmental authorities and banks for the protection of policyholders of $5.6 and $5.9 as of December 31, 2000 and 1999, respectively.

  As of December 31, 2000, approximately 28.0% and 18.2% of the Company's investment portfolio is comprised of securities issued by the manufacturing and financial industries, respectively, the vast majority of which are rated investment grade, and which are senior secured bonds. No other industry group comprises more than 10% of the Company's investment portfolio. This portfolio is widely diversified among various geographic regions in the United States, and is not dependent on the economic stability of one particular region.

  As of December 31, 2000 the Company did not hold any fixed maturity securities which exceeded 10% of shareholders' interest.

  The credit quality of the fixed maturity portfolio at December 31, follows. The categories are based on the higher of the ratings published by Standard & Poors or Moody's.

                                                    2000             1999
                                              ---------------- ----------------
                                                Fair             Fair
                                               value   Percent  value   Percent
                                              -------- ------- -------- -------
   Agencies and treasuries................... $  226.8    2.5% $  284.7    3.5%
   AAA/Aaa...................................  2,406.5   26.0   2,080.7   25.9
   AA/Aa.....................................    645.7    7.0     461.7    5.7
   A/A.......................................  2,161.3   23.3   1,807.5   22.5
   BBB/Baa...................................  2,259.4   24.4   2,078.2   25.9
   BB/Ba.....................................    365.9    4.0     368.2    4.6
   B/B.......................................    168.0    1.8     191.6    2.4
   CCC/Ca....................................     10.1    0.1       0.7    0.0
   CC/Ca.....................................      2.9    0.0       0.1    0.0
   C.........................................      --     0.0       --     0.0
   D.........................................      4.4    0.0       --     0.0
   Not rated.................................  1,009.5   10.9     760.3    9.5
                                              --------  -----  --------  -----
     Totals.................................. $9,260.5  100.0% $8,033.7  100.0%
                                              ========  =====  ========  =====

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)


  Bonds with ratings ranging from AAA/Aaa to BBB-/Baa are generally regarded as investment grade securities. Some agencies and treasuries (that is, those securities issued by the United States government or an agency thereof) are not rated, but all are considered to be investment grade securities. Finally, some securities, such as private placements, have not been assigned a rating by any rating service and are therefore categorized as "not rated." This has neither positive nor negative implications regarding the value of the security.

  At December 31, 2000 and 1999, there were fixed maturities in default with a fair value of $6.4 and $1.0, respectively.

 (b) Mortgage and Real Estate Portfolio

  The Company's mortgage and real estate portfolio is distributed by geographic location and type. However, the Company has concentration exposures in certain regions and in certain types as shown in the following two tables.


  Geographic distribution as of December 31, 2000:

                                                            Mortgage Real Estate
                                                            -------- -----------
   South Atlantic..........................................   30.5%     100.0%
   Pacific.................................................   26.8        --
   East North Central......................................   10.5        --
   West South Central......................................    6.8        --
   Mountain................................................    9.9        --
   Other...................................................   15.5        --
                                                             -----      -----
     Totals................................................  100.0%     100.0%
                                                             =====      =====

  Type distribution as of December 31, 2000:

                                                            Mortgage Real Estate
                                                            -------- -----------
   Office Building.........................................   26.6%       -- %
   Retail..................................................   26.5      100.0
   Industrial..............................................   34.6        --
   Apartments..............................................    8.8        --
   Other...................................................    3.5        --
                                                             -----      -----
     Totals................................................  100.0%     100.0%
                                                             =====      =====

  "Impaired" loans are defined under GAAP as loans for which it is probable that the lender will be unable to collect all amounts due according to the original contractual terms of the loan agreement. That definition excludes, among other things, leases or large groups of smaller-balance homogenous loans, and therefore applies principally to the Company's commercial loans.

  Under these principles, the Company has two types of "impaired" loans as of December 31, 2000 and 1999: loans requiring allowances for losses and loans expected to be fully recoverable because the carrying amount has been reduced previously through charge-offs or deferral of income recognition ($0.0 and $6.3, respectively). There was no allowance for losses on these loans as of December 31, 2000, 1999 and 1998. Average investment in impaired loans during 2000, 1999 and 1998 was $11.5, $15.0 and $20.0 and interest income earned on these loans while they were considered impaired was $.8, $2.6 and $1.8 for the years ended 2000, 1999 and 1998, respectively.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)


  The following table shows the activity in the allowance for losses during the years ended December 31:

                                                             2000   1999  1998
                                                            ------  ----- -----
   Balance on January 1.................................... $ 23.3  $20.9 $17.7
   Provision (benefit) charged (credited) to operations....  (11.1)   1.6   1.5
   Amounts written off, net of recoveries..................    2.1    0.8   1.7
                                                            ------  ----- -----
   Balance -- at December 31............................... $ 14.3  $23.3 $20.9
                                                            ======  ===== =====

  During 2000, as part of its on-going analysis of exposure to losses arising from mortgage loans, the Company recognized a $12.7 reduction in its allowance for losses.

  The allowance for losses on mortgage loans at December 31, 2000, 1999 and 1998 represented 1.3%, 2.8% and 2.7% of gross mortgage loans, respectively.

  The Company had $5.0, $4.5 and $5.6 of non-income producing mortgage loan investments as of December 31, 2000, 1999 and December 31, 1998, respectively.

(3) Deferred Acquisition Costs

  Activity impacting deferred policy acquisition costs for the years ended December 31, was as follows:

                                                        2000    1999    1998
                                                       ------  ------  ------
   Unamortized balance -- at January 1................ $475.2  $296.1  $221.4
   Costs deferred.....................................  304.4   218.9   107.0
   Amortization, net..................................  (66.7)  (39.8)  (32.3)
                                                       ------  ------  ------
   Unamortized balance -- at December 31..............  712.9   475.2   296.1
   Cumulative effect of net unrealized investment
    (gains) losses....................................    2.8     7.3   (13.3)
                                                       ------  ------  ------
   Balance at December 31............................. $715.7  $482.5  $282.8
                                                       ======  ======  ======

(4) Intangibles

 (a) Present Value of Future Profits (PVFP)

  PVFP reflects the estimated fair value of the Company's life insurance business in-force and represents the portion of the cost to acquire the Company that is allocated to the value of the right to receive future cash flows from investment and insurance contracts existing at the date of acquisition. Such value is the present value of the actuarially determined projected cash flows for the acquired policies discounted at an appropriate rate.

  PVFP is amortized, net of accreted interest, in a manner similar to the amortization of deferred acquisition costs. Interest accretes at rates credited to policyholders on underlying contracts. Recoverability of PVFP is evaluated periodically by comparing the current estimate of expected future gross profits to the unamortized asset balance. If such a comparison indicates that the expected gross profits will not be sufficient to recover PVFP, the difference is charged to expense.

  PVFP is further adjusted to reflect the impact of unrealized gains or losses on fixed maturities classified as available for sale in the investment portfolios. Such adjustments are not recorded in the Company's net income but rather as a credit or charge to shareholders' interest, net of applicable income tax.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)


  The components of PVFP are as follows:

                                                        2000    1999    1998
                                                       ------  ------  ------
   Unamortized balance -- at January 1................ $314.8  $367.0  $426.9
   Interest accrued at 6.40%, 7.19% and 6.25% for
    2000, 1999, and 1998, respectively................   17.1    21.9    24.0
   Amortization.......................................  (53.8)  (74.1)  (83.9)
                                                       ------  ------  ------
   Unamortized balance -- at December 31..............  278.1   314.8   367.0
   Cumulative effect of net unrealized investment
    (gains) losses....................................    7.3    35.8   (43.8)
                                                       ------  ------  ------
   Balance -- at December 31.......................... $285.4  $350.6  $323.2
                                                       ======  ======  ======

  The estimated percentage of the December 31, 2000 balance, before the effect of unrealized investment gains or losses, to be amortized over each of the next five years is as follows:

             2001........................................ 13.5%
             2002........................................ 11.2
             2003........................................  9.5
             2004........................................  8.1
             2005........................................  6.9

 (b) Goodwill

  At December 31, 2000 and 1999, total unamortized goodwill was $114.4 and $121.4, respectively, which is shown net of accumulated amortization and adjustments of $36.3 and $29.3 for the years ended December 31, 2000 and 1999, respectively. Goodwill amortization was $7.0, $6.0, and $4.9 for the years ending December 31, 2000, 1999 and 1998, respectively. Cumulative adjustments to goodwill totaled ($6.8) and ($27.6) for the years ending December 31, 1999 and 1998, respectively.

(5) Reinsurance and Claim Reserves

  GELAAC is involved in both the cession and assumption of reinsurance with other companies. GELAAC's reinsurance consists primarily of long-duration contracts that are entered into with financial institutions and related party reinsurance. Although these reinsurance agreements contractually obligate the reinsurers to reimburse the Company, they do not discharge the Company from its primary liabilities and the Company remains liable to the extent that the reinsuring companies are unable to meet their obligations.

  In order to limit the amount of loss retention, certain policy risks are reinsured with other insurance companies. The maximum of individual ordinary life insurance normally retained by the Company on any one life policy is $1. The Company does not have significant reinsurance contracts with any one reinsurer that could have a material impact on its results of operations.

  The effects of reinsurance on premiums written and earned for the years ended December 31 were as follows:

                                                          2000    1999    1998
                                                         ------  ------  ------
   Direct............................................... $345.9  $348.0  $427.5
   Assumed..............................................   18.4    17.9    19.2
   Ceded................................................ (122.0) (113.0) (195.1)
                                                         ------  ------  ------
   Net premiums earned.................................. $242.3  $252.9  $251.6
                                                         ------  ------  ------
   Percentage of amount assumed to net..................      8%      7%      8%
                                                         ======  ======  ======

  Due to the nature of the Company's insurance contracts, premiums earned approximate premiums written. The above premium amounts include cost of insurance charges on universal life policies.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)


  During 1998, a significant portion of GELAAC's ceded premiums related to group life and health premiums. During 1998, GELAAC was the primary carrier for the State of Virginia employees group life and health plan. By statute, GELAAC had to reinsure these risks with other Virginia domiciled companies who wished to participate.

  Incurred losses and loss adjustment expenses are net of reinsurance of $54.3, $68.2 and $112.4 for the years ended December 31, 2000, 1999 and 1998, respectively.

(6) Future Annuity and Contract Benefits

 (a) Investment Contracts

  Investment contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholder's contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management.

 (b) Insurance Contracts

  Insurance contracts are broadly defined to include contracts with significant mortality and/or morbidity risk. The liability for future benefits of insurance contracts is the present value of such benefits based on mortality, morbidity, and other assumptions which were appropriate at the time the policies were issued or acquired. These assumptions are periodically evaluated for potential premium deficiencies. Reserves for cancelable accident and health insurance are based upon unearned premiums, claims incurred but not reported, and claims in the process of settlement. This estimate is based on the experience of the insurance industry and the Company, adjusted for current trends. Any changes in the estimated liability are reflected in income as the estimates are revised.

  The following chart summarizes the major assumptions underlying the Company's recorded liabilities for future annuity and contract benefits:

                                             Mortality/                        December 31,
                              Withdrawal     Morbidity     Interest Rate     -----------------
                              Assumption     Assumption      Assumption        2000     1999
                          ------------------ ---------- -------------------- -------- --------
Investment Contracts....         N/A            N/A             N/A          $7,759.7 $6,891.1
Limited-payment
 Contracts..............         None            (a)          4.0-9.3%           17.4     16.3
Traditional life
 insurance contracts....  Company Experience     (b)            7.0%            362.3    380.8
Universal life-type
 contracts..............         N/A            N/A             N/A           1,747.5  1,730.2
Accident & Health.......  Company Experience     (c)    7.5% grading to 5.5%     47.4     44.6
                                                                             -------- --------
Total future annuity and
 contract benefits......                                                     $9,934.3 $9,063.0
                                                                             ======== ========

-------
(a) Either the United States Population Table, 1983 Group Annuitant Mortality Table or 1983 Individual Annuitant Mortality Table.
(b) Principally modifications of the 1965-70 or 1975-80 Select and Ultimate Tables.
(c) The 1958 Commissioner's Standard Ordinary Table, 1964 modified and 1987 Commissioner's Disability Tables, and Company experience.

(7) Income Taxes

  GELAAC and its subsidiary have been included in the life insurance company consolidated federal income tax return of GECA and are also subject to a separate tax-sharing agreement, as approved by state insurance regulators, the provisions of which are substantially the same as the tax-sharing agreement with GE Capital.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)



  The total provision for income taxes for the years ended December 31, consisted of the following components:

                                                             2000   1999  1998
                                                            ------  ----- -----
   Current federal income tax provision (benefit).......... $(20.8) $29.3 $29.2
   Deferred federal income tax provision...................   90.5   24.9  28.7
                                                            ------  ----- -----
     Subtotal-federal provision............................   69.7   54.2  57.9
   Current state income tax provision (benefit)............   (0.8)   2.3   1.6
   Deferred state income tax provision.....................    4.0    0.1   0.8
                                                            ------  ----- -----
     Subtotal-state provision..............................    3.2    2.4   2.4
                                                            ------  ----- -----
     Total income tax provision............................ $ 72.9  $56.6 $60.3
                                                            ======  ===== =====

  The reconciliation of the federal statutory rate to the effective income tax rate at December 31, is as follows:

                                                               2000  1999  1998
                                                               ----  ----  ----
   Statutory U.S. federal income tax rate..................... 35.0% 35.0% 35.0%
   State income tax...........................................  0.5   0.5   0.5
   Non-deductible goodwill amortization.......................  1.0   1.2   1.0
   Dividends-received deduction............................... (1.7) (1.6)  0.0
   Other, net................................................. (3.9) (0.7) (0.2)
                                                               ----  ----  ----
     Effective rate........................................... 30.9% 34.4% 36.3%
                                                               ====  ====  ====

  The components of the net deferred income tax asset (liability) at December 31 are as follows:

                                                                  2000    1999
                                                                 ------  ------
   Assets:
    Insurance reserve amounts................................... $165.6  $149.0
    Investments.................................................    --     10.7
    Net unrealized investment losses on investment securities...   10.4    72.2
    Other.......................................................    --     22.2
                                                                 ------  ------
     Total deferred tax assets..................................  176.0   254.1
                                                                 ------  ------
   Liabilities:
    Investments.................................................    5.3     --
    Present value of future profits.............................   50.3    59.6
    Deferred acquisition costs..................................  149.6    74.2
    Other.......................................................    2.8     --
                                                                 ------  ------
     Total deferred tax liabilities.............................  208.0   133.8
                                                                 ------  ------
     Net deferred income tax asset (liability).................. $(32.0) $120.3
                                                                 ======  ======

  Based on an analysis of the Company's tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income enabling the Company to realize remaining deferred tax assets. Accordingly, no valuation allowance for deferred tax assets is deemed necessary.

  The Company paid $41.1, $41.8 and $25.6, for federal and state income taxes for the years ended December 31, 2000, 1999 and 1998, respectively.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)


(8) Related Party Transactions

  GELAAC pays investment advisory fees and other fees to affiliates. Amounts incurred for these items aggregated $11.1, $14.8 and $11.5 for the years ended December 31, 2000, 1999 and 1998, respectively. GELAAC charges affiliates for certain services and for the use of facilities and equipment which aggregated $55.2, $45.1 and $19.1, for the years ended December 31, 2000, 1999 and 1998, respectively.

  GELAAC pays interest on outstanding amounts under a credit funding agreement with GNA Corporation, the parent company of GECA. Interest expense under this agreement was $1.1, $1.9 and $2.2 for the years ended December 31, 2000, 1999 and 1998, respectively. There were no outstanding borrowings at December 31, 1999, while balances outstanding were $85.7 and $64.3 at December 31, 2000 and 1998, respectively.

  During 1998, GELAAC sold $18.5 of third-party preferred stock investments to an affiliate. This resulted in a gain on sale of $3.9, which is included in net realized investment gains.

(9) Commitments and Contingencies

 (a) Mortgage Loan Commitments

  GELAAC has certain investment commitments to provide fixed-rate loans. The investment commitments, which would be collateralized by related properties of the underlying investments, involve varying elements of credit and market risk. Investment commitments outstanding as of December 31, 2000 and 1999, totaled $3.6 and $30.8, respectively.

 (b) Guaranty Association Assessments

  The Company is required by state law to participate in the guaranty associations of the various states in which they do business. The state guaranty associations ensure payment of guaranteed benefits, with certain restrictions, to policyholders of impaired or insolvent insurance companies by assessing all other companies involved in similar lines of business.

  There are currently several unrelated insurance companies which had substantial amounts of annuity business in the process of liquidation or rehabilitation. The Company paid assessments of $.5, $.1, and $3.1 to various state guaranty associations during 2000, 1999 and 1998, respectively. At December 31, 2000 and 1999, accounts payable and accrued expenses include $4.6 and $4.1, respectively, related to estimated future payments. Also, see note 15.

 (c) Litigation

  The Company and its subsidiary are defendants in various cases of litigation considered to be in the normal course of business. The Company believes that the outcome of such litigation will not have a material effect on its financial position or results of operations.

(10) Fair Value of Financial Instruments

  The Company has no derivative financial instruments as of December 31, 2000 and 1999 other than mortgage loan commitments of $9.6 and $53.0 and interest rate floors of $10.5 and $13.9, respectively. The notional value of the interest rate floors at December 31, 2000 and 1999, was $1,800 and the floors expire from September 2003 to October 2003. During the year ended December 31, 2000, the Company purchased a total notional value of $6.0 in swaptions and $370.0 in interest rate swaps. The swaptions expire in December, 2023. The interest rate swaps mature from February, 2004 to December, 2048.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)


  Fair value estimates are made at a specific point in time based on relevant market information and valuation methodologies considered appropriate by management. These estimates may be subjective in nature and involve uncertainties and significant judgment in the interpretation of current market data. Therefore, the fair values presented are not necessarily indicative of amounts the Company could realize or settle currently. Changes in the assumptions could significantly affect the estimates. As such, the derived fair value estimates cannot necessarily be substantiated by comparison to independent markets and may differ from the amounts that might be involved in an immediate settlement of the instrument. The Company does not necessarily intend to dispose of or liquidate such instruments prior to maturity. Fair value estimates are made at a specific point in time based on relevant market information and valuation methodologies considered appropriate by management. These estimates may be subjective in nature and involve uncertainties and significant judgment in the interpretation of current market data. Therefore, the fair values presented are not necessarily indicative of amounts the Company could realize or settle currently. Changes in the assumptions could significantly affect the estimates. As such, the derived fair value estimates cannot necessarily be substantiated by comparison to independent markets and may differ from the amounts that might be involved in an immediate settlement of the instrument. The Company does not necessarily intend to dispose of or liquidate such instruments prior to maturity.

  Financial instruments that, as a matter of accounting policy, are reflected in the accompanying consolidated financial statements at fair value are not included in the following disclosures. Such items include fixed maturities, equity securities and certain other invested assets. The carrying value of policy loans and short-term investments approximate fair value at both December 31, 2000 and 1999.

  At December 31, the carrying amounts and fair value of the Company's financial instruments were as follows:

                                                 2000               1999
                                           -----------------  -----------------
                                           Carrying   Fair    Carrying   Fair
                                            amount   value     amount   value
                                           -------- --------  -------- --------
   Mortgage loans......................... $1,130.0 $1,174.0  $  810.5 $  819.4
   Investment type insurance contracts....  7,759.7  7,339.5   6,891.1  6,849.8
   Interest rate floors...................     10.5      1.8      13.9      1.2
   Swaptions..............................      0.5      0.4       --       --
   Interest rate swaps....................      --     (12.2)      --       --

  The fair value of mortgage loans is estimated by discounting the estimated future cash flows using interest rates applicable to current loan origination, adjusted for credit risk.

  The estimated fair value of investment contracts is the amount payable on demand (cash surrender value) for deferred annuities and the net present value based on interest rates currently offered on similar contracts for non-life contingent immediate annuities. Fair value disclosures are not required for insurance contracts.

(11) Restrictions on Dividends

  Insurance companies are restricted by states as to the aggregate amount of dividends they may pay to their parent in any consecutive twelve-month period without regulatory approval. Generally, dividends may be paid out of earned surplus without approval with thirty days prior written notice within certain limits. The limits are generally based on 10% of the prior year surplus (net of adjustments in some cases) and prior year statutory income (net gain from operations, net income adjusted for realized capital gains, or net investment income). Dividends in excess of the prescribed limits or the Company's earned surplus require formal state insurance commission approval. Based on statutory results as of December 31, 2000, the Company is able to payout $59.4 in dividends in 2001 without obtaining regulatory approval.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)


  On December 3, 1998, the Company received approval from the Commonwealth of Virginia for, and declared, a dividend payable in cash, preferred stock and/or common stock at the election of each shareholder. GEFAHI elected to receive cash and preferred stock and GECA elected to receive common stock. A cash dividend of $120 was paid and a Series A preferred stock dividend of $120 was issued to GEFAHI on December 15, 1998. The Series A preferred stock has a par value of $1,000 per share, is redeemable at par at the Company's election, and is not subject to call penalties. Dividends on the preferred stock are cumulative and payable semi-annually at the annual rate of 8.0% of the par value. The Series A preferred stock is not convertible into any other security of the Company, and the holders thereof have no voting rights except with respect to any proposed changes in the preferences and special rights of such stock. GECA received its dividend in the form of 18,641 shares of newly issued common stock in 1999.

(12) Supplementary Financial Data

  The Company files financial statements with state insurance regulatory authorities and the National Association of Insurance Commissioners ("NAIC") that are prepared on an accounting basis prescribed by such authorities (statutory basis). Statutory accounting practices differ from GAAP in several respects, causing differences in reported net income and shareholders' interest. Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by state insurance authorities. The Company has no significant permitted accounting practices.

  At December 31, statutory net income and statutory capital and surplus is summarized below:

                                                            2000   1999   1998
                                                           ------ ------ ------
   Statutory net income................................... $ 68.0 $ 70.8 $ 70.1
   Statutory capital and surplus.......................... $593.5 $542.5 $577.5

  The NAIC adopted Risk Based Capital ("RBC") requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with
(i) asset quality, (ii) insurance risk, (iii) interest rate risk, and (iv) other business factors. The RBC formula is designated as an early warning tool for the states to identify possible under-capitalized companies for the purpose of initiating regulatory action. In the course of operations, the Company periodically monitors its RBC level. At December 31, 2000, the Company exceeded the minimum required RBC levels.

(13) Operating Segment Information

  The Company conducts its operations through two business segments: (1) Wealth Accumulation and Transfer, comprised of products intended to increase the policyholder's wealth, transfer wealth to beneficiaries or provide a means for replacing the income of the insured in the event of premature death, and
(2) Lifestyle Protection and Enhancement, comprised of products intended to protect accumulated wealth and income from the financial drain of unforeseen events. See Note (1)(c) for further discussion of the Company's principal product lines within these two segments.

              GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                        December 31, 2000, 1999 and 1998
                          (Dollar amounts in millions)


  The following is a summary of industry segment activity for 2000, 1999 and 1998:

                                          Wealth      Lifestyle
                                      Accumulation & Protection &
2000 -- Segment Data                     Transfer    Enhancement  Consolidated
--------------------                  -------------- ------------ ------------
Net investment income................   $   703.5       $  5.4     $   708.9
Net realized investment gains........         4.3          --            4.3
Premiums.............................        55.3         61.0         116.3
Other revenues.......................       316.2          7.7         323.9
                                        ---------       ------     ---------
  Total revenues.....................     1,079.3         74.1        1153.4
                                        ---------       ------     ---------
Interest credited, benefits, and
 other changes in policy reserves....       715.3         40.9         756.2
Commissions..........................       212.8         16.5         229.3
Amortization of intangibles..........        41.5          2.2          43.7
Other operating costs and expenses...      (119.7)         7.9        (111.8)
                                        ---------       ------     ---------
  Total benefits and expenses........       849.9         67.5         917.4
                                        ---------       ------     ---------
  Income before income taxes.........   $   229.4       $  6.6     $   236.0
                                        =========       ======     =========
Total Assets.........................   $22,440.7       $171.8     $22,612.5
                                        =========       ======     =========
                                          Wealth      Lifestyle
                                      Accumulation & Protection &
1999 -- Segment Data                     Transfer    Enhancement  Consolidated
--------------------                  -------------- ------------ ------------
Net investment income................   $   634.2       $  4.0     $   638.2
Net realized investment gains........        12.0          --           12.0
Premiums.............................        67.8         56.1         123.9
Other revenues.......................       243.6          0.2         243.8
                                        ---------       ------     ---------
  Total revenues.....................       957.6         60.3        1017.9
                                        ---------       ------     ---------
Interest credited, benefits, and
 other changes in policy reserves....       617.0         38.5         655.5
Commissions..........................       179.7         12.4         192.1
Amortization of intangibles..........        56.2          2.1          58.3
Other operating costs and expenses...       (55.1)         2.6         (52.5)
                                        ---------       ------     ---------
  Total benefits and expenses........       797.8         55.6         853.4
                                        ---------       ------     ---------
  Income before income taxes.........   $   159.8       $  4.7     $   164.5
                                        =========       ======     =========
Total Assets.........................   $19,774.2       $183.1     $19,957.3
                                        =========       ======     =========

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)



                                                        Lifestyle
                                            Wealth     Protection
                                        Accumulation &      &
1998 -- Segment Data                       Transfer    Enhancement Consolidated
--------------------                    -------------- ----------- ------------
Net investment income.................    $   569.4       $ 5.3     $   574.7
Net realized investment gains.........         29.6         --           29.6
Premiums..............................        101.4        21.7         123.1
Other revenues........................        211.1         0.5         211.6
                                          ---------       -----     ---------
  Total revenues......................        911.5        27.5         939.0
                                          ---------       -----     ---------
Interest credited, benefits, and other
 changes in policy reserves...........        560.7        (3.9)        556.8
Commissions...........................        106.2         6.6         112.8
Amortization of intangibles...........         55.1         9.7          64.8
Other operating costs and expenses....         26.0        12.5          38.5
                                          ---------       -----     ---------
  Total benefits and expenses.........        748.0        24.9         772.9
                                          ---------       -----     ---------
  Income before income taxes..........    $   163.5       $ 2.6     $   166.1
                                          =========       =====     =========
Total Assets..........................    $14,661.1       $99.8     $14,760.9
                                          =========       =====     =========

(14) New Accounting Standards

  The Financial Accounting Standards Board ("FASB") has issued, then subsequently amended, Statement of Financial Accounting Standards ("SFAS") No. 133, Accounting for Derivative Instruments and Hedging Activities, effective for GELAAC on January 1, 2001. Upon adoption, all derivative instruments (including certain derivative instruments embedded in other contracts) will be recognized in the balance sheets at fair value; changes in such fair values must be recognized immediately in earnings unless specific hedging criteria are met. Effects of qualifying changes in fair value will be recorded in equity pending recognition in earnings as offsets to the related earnings effects of the hedged items. Management estimates that, at January 1, 2001, the effects on its consolidated financial statements of adopting SFAS No. 133, as amended, will be a one-time reduction of net earnings of less than $6, and a one-time reduction of equity, excluding the net earnings effect, of less than $8. The precise transition effect is uncertain because the accounting for certain derivatives and hedging relationships in accordance with SFAS No. 133 is subject to further interpretation by the FASB.

(15) Cumulative Effect of Accounting Change

  In 1997, the American Institute of Certified Public Accountants issued Statement of Position ("SOP") 97-3, Accounting by Insurance and Other Enterprises for Insurance-Related Assessments. This SOP provided guidance on accounting by insurance and other enterprises for guaranty-fund and certain other insurance-related assessments. The SOP requires enterprises to recognize
(1) a liability for assessments when (a) an assessment has been asserted or information available prior to issuance of the financial statements indicates it is probable that an assessment will be asserted, (b) the underlying cause of the asserted or probable assessment has occurred on or before the date of the financial statements, and (c) the amount of the loss can be reasonably estimated and (2) an asset for an amount when it is probable that a paid or accrued assessment will result in an amount that is recoverable from premium tax offsets or policy surcharges from in-force policies.

  Effective January 1, 1999, the Company adopted SOP 97-3 and has reported the favorable impact of this adoption as a cumulative effect of a change in accounting principle amounting to $5 (net of tax of $2.8).

                                    PART II

                          UNDERTAKING TO FILE REPORTS

  Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore, or hereafter duly adopted pursuant to authority conferred in that section.

                             RULE 484 UNDERTAKING

  Sections 13.1-698 and 13.1-702 of the Code of Virginia, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and (b) in all other cases, his conduct was at least not opposed to the corporation's best interests and (3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of Virginia in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

  Section 5 of the By-Laws of The Life Insurance Company of Virginia further provides that:

    (a) The Corporation shall indemnify each director, officer and employee of this Company who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative, or investigative (other than an action by or in the right of the Corporation) by reason of the fact that he is or was a director, officer or employee of the Corporation, or is or was serving at the request of the Corporation as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgements [sic], fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in the best interests of the Corporation, and with respect to any criminal action, had no cause to believe his conduct unlawful. The termination of any action, suit or proceeding by judgement [sic], order, settlement, conviction, or upon a plea of nolo contendere, shall not of itself create a presumption that the person did not act in good faith, or in a manner opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, believed his conduct unlawful.

    (b) The Corporation shall indemnify each director, officer or employee of the Corporation who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Corporation to procure a judgement [sic] in its favor by reason of the fact that he is or was a director, officer or employee of the Corporation, or is or was serving at the request of the Corporation as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation and except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the Corporation unless and only to the extent that the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.

    (c) Any indemnification under subsections (a) and (b) (unless ordered by a court) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of the director, officer or employee is proper in the circumstances because he has met the applicable standard of conduct set forth in subsections (a) and (b). Such determination shall be made (1) by the Board of Directors of the Corporation by a majority vote of a quorum consisting of the directors who were not parties to such action, suit or proceeding, or (2) if such a quorum is not obtainable, or even if obtainable, a quorum of disinterested directors so directs, by independent legal counsel in a written opinion, or
  (3) by the stockholders of the Corporation.

    (d) Expenses (including attorneys' fees) incurred in defending an action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, may be paid by the Corporation in advance of the final disposition of such action, suit or proceeding as authorized in the manner provided in subsection (c) upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount to the Corporation unless it shall ultimately be determined that he is entitled to be indemnified by the Corporation as authorized in this Article.

    (e) The Corporation shall have the power to make any other or further indemnity to any person referred to in this section except an indemnity against gross negligence or willful misconduct.

    (f) Every reference herein to director, officer or employee shall include every director, officer or employee, or former director, officer or employee of the Corporation and its subsidiaries and shall enure to the benefit of the heirs, executors and administrators of such person.

    (g) The foregoing rights and indemnification shall not be exclusive of any other rights and indemnification to which the directors, officers and employees of the Corporation may be entitled according to law.

                                     * * *

  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                  REPRESENTATION PURSUANT TO RULE 26(e)(2)(A)

  GE Life and Annuity Assurance Company hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the GE Life and Annuity Assurance Company.

                       CONTENTS OF REGISTRATION STATEMENT

  This Registration Statement comprises the following Papers and Documents:

  The facing sheet
  The Prospectus consisting of   pages
  The undertaking to file reports
  The Rule 484 undertaking
  Representation pursuant to Section 26(e)(2)(A)
  The signatures
  Written consents of the following persons:

  (a) Donita M. King, Esq.
  (b) Sutherland Asbill & Brennan LLP
  (c) Paul Haley, FSA
  (d) KPMG LLP

  The following exhibits:

  See next page

                             SEPARATE ACCOUNT III

                                   EXHIBITS

  1. The following exhibits correspond to those required by paragraph A of the instructions as to exhibits in Form N-8B-2:

 (1)(a)    Resolution of Board of Directors of The Life Insurance Company of
           Virginia authorizing the establishment of Separate Account III.(12)

 (1)(a)(i) Resolution of Board of Directors of GE Life & Annuity authorizing the change in name of Life of Virginia Separate Account III to GE
           Life & Annuity Separate Account III.(16)

 (1)(b) Resolution of the Board o Directors of Life of Virginia authorizing the addition of Investment Subdivisions to Separate
           Account III.(12)

 (1)(c) Resolution of Board of Directors of Life of Virginia authorizing the establishment of Investment Subdivisions of Separate Account
           III which invest in shares of Asset Manager Portfolio of Fidelity
           Variable Insurance Products Fund II and Balanced Portfolio of
           Neuberger & Berman Advisers Management Trust.(12)

 (1)(d) Resolution of Board of Directors of Life of Virginia authorizing the establishment of Investment Subdivisions of Separate Account
           III which invest in shares of Janus Aspen Series, Growth
           Portfolio, Aggressive Growth Portfolio, and Worldwide Growth
           Portfolio.(12)

 (1)(e) Resolution of Board of Directors of Life of Virginia authorizing the establishment of additional Investment Subdivisions of Separate Account III which invest in shares of the Corporate Bond
           Fund of the Insurance Management Series and the Contrafund
           Portfolio of the Variable Insurance Products Fund II.(12)

 (1)(f) Resolution of Board of Directors of Life of Virginia authorizing the establishment of two additional Investment Subdivisions of Separate Account III which invest in shares of the International
           Equity Portfolio and the Real Estate Securities Portfolio of the
           Life of Virginia Series Fund.(12)

 (1)(g) Resolution of Board of Directors of Life of Virginia authorizing the establishment of four additional Investment Subdivisions of Separate Account III which invest in shares of the Alger American
           Growth Portfolio and the Alger American Small Capitalization
           Portfolio of The Alger American Fund, and the Balanced Portfolio and Flexible Income Portfolio of the Janus Aspen Series.(14)

 (1)(h) Resolution of Board of Directors of Life of Virginia authorizing the establishment of two additional investment subdivisions of Separate Account 4, investing in shares of the Federated American
           Leaders Fund II of the Federated Insurance Series, and the
           International Growth Portfolio of the Janus Aspen Series.(10)

 (1)(i) Resolution of Board of Directors of Life of Virginia authorizing additional Investment Subdivisions investing in shares of Growth and Income Portfolio and Growth Opportunities Portfolio of
           Variable Insurance Products Fund III; Growth II Portfolio and
           Large Cap Growth Portfolio of the PBHG Insurance Series Fund,
           Inc.; and Global Income Fund and Value Equity Fund of GE
           Investments Funds, Inc.(11)

 (1)(j) Resolution of Board of Directors of Life of Virginia authorizing additional Investment Subdivisions investing in shares of Capital
           Appreciation Portfolio of Janus Aspen Series.(11)

 (1)(k) Resolution of Board of Directors of Life of Virginia authorizing additional Investment Subdivisions investing in shares of Goldman
           Sachs Growth and Income Fund and Goldman Sachs Mid Cap Equity Fund of Goldman Sachs Variable Insurance Trust Fund, Inc. and U.S.
           Equity Fund of GE Investments Funds, Inc.(12)


 (1)(l) Resolution of the Board of Directors of Life of Virginia authorizing additional Investment Subdivisions investing in shares of the Salomon Brothers Variable Investors Fund, Salomon Brothers
           Variable Total Return Fund and Salomon Brothers Variable Strategic
           Bond Fund of Salomon Brothers Variable Series Funds, Inc.(16)

 (1)(m)    Resolution of the Board of Directors of GE Life and Annuity
           Assurance Company authorizing additional Investment Subdivisions investing in shares of GE Premier Growth Equity of GE Investments
           Funds, Inc.(16)

 (1)(n)    Resolution of the Board of Directors of GE Life and Annuity
           Assurance Company authorizing change in name of Investment
           Subdivisions of Oppenheimer Variable Account Funds and Mid Cap
           Value Fund of Goldman Sachs Variable Insurance Trust.(16)

 (1)(o)    Resolution of the Board of Directors of GE Life and Annuity
           Assurance Company authorizing change in name of Investment
           Subdivisions of GE Investments Funds Value Equity Fund to GE
           Investment Funds Mid-Cap Value Equity Fund. Also authorizing additional Investment Subdivisions investing in shares of Janus
           Aspen Series Global Life Sciences Portfolio and Janus Aspen Series
           Global Technology Portfolio.(18)

 (2)       Not Applicable.

 (3)(a)    Underwriting Agreement dated December 12, 1998 between The Life
           Insurance Company of Virginia and Capital Brokerage
           Corporation.(12)

 (3)(b)    Dealer Sales Agreement dated December 13, 1997.(12)

 (3)(c)    Product Commission Schedule.(12)

 (4)       Not Applicable.

 (5)(a)    Policy Form P1097.(12)

 (5)(b)    Endorsement to Policy.(12)

 (5)(b)(i) Endorsement providing Partial Withdrawals.(12)

 (5)(c)    Guarantee Account Rider.(12)

 (6)(a)    Certificate of Incorporation of The GE Life and Annuity Assurance
           Company of Virginia.(19)

 (6)(b)    By-Laws of The GE Life and Annuity Assurance Company of
           Virginia.(19)

 (7)       Not Applicable.

 (8)(a)    Participation Agreement Among Variable Insurance Products Fund,
           Fidelity Distributors Corporation and The Life Insurance Company of Virginia.(14)

 (8)(a)(i) Amendment to Participation Agreement among Variable Insurance
           Products Fund, Fidelity Distributors Corporation, and The Life
           Insurance Company of Virginia.(10)

 (8)(b)    Participation Agreement among The Life Insurance Company of
           Virginia, Variable Insurance Products Fund II and Fidelity
           Distributors Corporation.(14)

 (8)(b)(i) Amendment to Participation Agreement among Variable Insurance
           Products Fund II, Fidelity Distributors Corporation, and The Life
           Insurance Company of Virginia.(10)

 (8)(d)    Agreement between Oppenheimer Variable Account Funds, Oppenheimer
           Management Corporation and The Life Insurance Company of
           Virginia.(14)

 (8)(d)(i) Amendment to Agreement between Oppenheimer Variable Account Funds,
           Oppenheimer Management Corporation and The Life Insurance Company of Virginia.(14)

 (8)(e)    Fund Participation Agreement between Janus Aspen Series and The
           Life Insurance Company of Virginia.(14)


 (8)(e)(i)  Amendment to the Participation Agreement between Janus Aspen
            Series and GE Life and Annuity Assurance Company.(17)

 (8)(e)(ii) Amendment to the Participation Agreement between Janus Aspen
            Series and GE Life and Annuity Assurance Company.(18)

 (8)(f)     Fund Participation Agreement between Insurance Management Series,
            Federated Securities Corp., and The Life Insurance Company of
            Virginia.(14)

 (8)(g)     Fund Participation Agreement between The Alger American Fund,
            Fred Alger and Company, Inc., and The Life Insurance Company of
            Virginia.(14)

 (8)(g)(i)  Amendment to Fund Participation Agreement between The Alger
            American Fund, Fred Alger and Company, Inc. and GE Life and
            Annuity Assurance Company.(16)

 (8)(h)     Fund Participation Agreement between Variable Insurance Products
            Fund III and The Life Insurance Company of Virginia.(11)

 (8)(i)     Fund Participation Agreement between PBHG Insurance Series Fund,
            Inc. and The Life Insurance Company of Virginia.(11)

 (8)(j)     Fund Participation Agreement between Goldman Sachs Variable
            Insurance Trust Fund and The Life Insurance Company of
            Virginia.(14)

 (8)(k)     Fund Participation Agreement between Salomon Brothers Variable
            Series Fund and The Life Insurance Company of Virginia.(15)

 (8)(l)     Fund Participation Agreement between GE Investments Funds, Inc.
            and The Life Insurance Company of Virginia.(15)

 (8)(l)(i)  Amendment to Fund Participation Agreement between GE Investments
            Funds, Inc. and GE Life and Annuity Assurance Company.(16)

 (8)(l)(ii) Amendment to the Fund Participation Agreement between GE
            Investments Funds, Inc. and GE Life and Annuity Assurance
            Company.(17)

 8(l)(iii)  Amendment to the Fund Participation Agreement between GE
            Investments Funds, Inc. and GE Life and Annuity Assurance
            Company.(18)

 (9)        Not applicable.

 (10)       Form of Variable Life Application.(14)

 (11)       Memorandum describing The Life Insurance Company of Virginia's
            Issuance, Transfer, Redemption and Exchange Procedures for
            Policies.(10)

 2.         See Exhibit 1(A)5.

 3.         Consents of the following:

 (3)(a)     Opinion and Consent of Donita King, Senior Vice Pesident, General
            Counsel and Secretary for GE Life and Annuity Assurance
            Company.(20)

 (3)(b)     Consent of Sutherland Asbill & Brennan LLP.(20)

 (3)(c)     Consent of KPMG LLP.(20)

 4.         Not Applicable.

 5.         Not Applicable.

 6.         Opinion and Consent of Paul Haley, Actuary of GE Life and Annuity
            Assurance Company.(20)

7.  Power of Attorney dated April 15, 1999.(16)

(7)(a) Power of Attorney dated December 17, 1999.(17)

(7)(b) Power of Attorney dated April 4, 2000.(18)

(7)(c) Power of Attorney dated July 21, 2000.(19)

--------
(9) Incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement of Form S-6, for Life of Virginia Separate Account III, filed with the Securities and Exchange Commission on October 31, 1995.

(10) Incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement of Form S-6, for Life of Virginia Separate Account III, filed with the Securities and Exchange Commission on May 1, 1996.

(11) Incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement of Form S-6, for Life of Virginia Separate Account III, filed with the Securities and Exchange Commission on May 1, 1997.

(12) Incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement of Form S-6, for Life of Virginia Separate Account III, filed with the Securities and Exchange Commission on May 1, 1998.

(13) Incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement of Form S-6, for Life of Virginia Separate Account III, filed with the Securities and Exchange Commission on September 28, 1998.

(14) Incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement of Form S-6, for Life of Virginia Separate Account II, File No. 33-9651, filed with the Securities and Exchange Commission on September 28, 1998.

(15) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Form N-4, for Life of Virginia Separate Account 4, File No. 333-62695, filed with the Securities and Exchange Commission on December 18, 1998.

(16) Incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement of Form S-6, for GE Life & Annuity Separate Account III, File No. 33-12470, filed with the Securities and Exchange Commission on Apri1 30, 1999.

(17) Filed December 21, 1999 with initial filing to Form N-4 for GE Life and Annuity Separate Account 4 Registration No. 333-96513.

(18) Filed April 28, 2000 with Post-Effective 22 to Form S-6 for GE Life and Annuity Separate Account III, Registration No. 33-12470.

(19) Filed October 27, 2000 with Pre-Effective Amendment No. 1 to Registration Statement of Form S-6 for GE Life and Annuity Separate Account III, Registration No. 333-37856.

(20) Filed herewith.

                                  SIGNATURES

  Pursuant to the requirements of the Securities Act of 1933, the registrant, GE Life & Annuity Separate Account III, certifies that it meets all the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the County of Henrico in the Commonwealth of Virginia, on the 25th day of April, 2001.

                                     GE Life & Annuity Separate Account III

                                     (Seal) GE Life and Annuity Assurance
                                      Company (Depositor)

                                     By: /s/ Selwyn L. Flournoy, Jr.
                                       ------------------------------------
                                               Selwyn L. Flournoy, Jr.
                                                Senior Vice President

  Pursuant to the requirements of the Securities Act of 1933, GE Life and Annuity Assurance Company certifies that it meets the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the County of Henrico in the Commonwealth of Virginia on the 25th day of April, 2001.

                                     (Seal) GE Life and Annuity Assurance
                                      Company

                                     By: /s/ Selwyn L. Flournoy, Jr.
                                       ------------------------------------
                                               Selwyn L. Flournoy, Jr.
                                                Senior Vice President

  Pursuant to the requirements of the Securities Act of 1933, this Post Effective Amendment No. 23 to the Registration Statement No. 33-12470 has been signed below by the following persons in the capacities and on the dates indicated.

              Signature                          Title                   Date
              ---------                          -----                   ----

                  *                    Chairman of the Board,           4/25/01
______________________________________  Director, Chief Executive
           Pamela S. Schutz             Officer

                  *                    Chief Financial Officer          4/25/01
______________________________________
        Timothy C. Stonesifer

                  *                    Controller                       4/25/01
______________________________________
            Kelly L. Groh

     /s/ Selwyn L. Flournoy, Jr.       Director                         4/25/01
______________________________________
       Selwyn L. Flournoy, Jr.

                  *                    Director                         4/25/01
______________________________________
          Thomas M. Stinson

                  *                    Director                         4/25/01
______________________________________
           Victor C. Moses

                  *                    Director                         4/25/01
______________________________________
          Geoffrey S. Stiff

     /s/ Selwyn L. Flournoy, Jr.       pursuant to Power of
*By: _________________________________  Attorney executed on July
                                        21, 2000.

                                  EXHIBIT LIST

 Exhibit (3)(a) Opinion and Consent of Counsel.

 Exhibit (3)(b) Consent of Sutherland Asbill & Brennan LLP.

 Exhibit (3)(c) Consent of KPMG LLP.

 Exhibit 6      Opinion and Consent of Paul Haley, Actuary.